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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22357

BofA Funds Series Trust
(Exact name of registrant as specified in charter)

One Hundred Federal Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Peter T. Fariel, Esq. c/o BofA Advisors, LLC One Hundred Federal Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 434-5801

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
May 31, 2012 (Unaudited)	BofA California Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds — 86.5%
CALIFORNIA — 81.2%
CA Alameda Public Financing Authority
	Alameda Point Improvement,
	Series 2003 A,
	LOC: Union Bank N.A.,
	LOC: California State Teachers Retirement System
	0.190% 12/01/33 (06/06/12) (a)(b)	8,100,000	8,100,000
CA Alameda-Contra Costa Schools Financing Authority
	Capital Improvement Refinancing,
	Series 2010 N,
	LOC: City National Bank,
	LOC: FHLB
	0.150% 08/01/30 (06/07/12) (a)(b)	4,080,000	4,080,000
CA Barstow
	Desert Visa Apartments,
	Series 1991,
	LOC: FHLB
	0.190% 12/01/20 (06/06/12) (a)(b)	2,200,000	2,200,000
CA Corona
	Country Hills Apartments,
	Series 1995 A,
	DPCE: FHLMC
	0.170% 02/01/25 (06/07/12) (a)(b)	5,515,000	5,515,000
CA Daly City Housing Development Finance Agency
	Serramonte Ridge LLC,
	Series 1999 A,
	DPCE: FNMA
	0.170% 10/15/29 (06/07/12) (a)(b)	6,700,000	6,700,000
CA Department of Water Resources
	Series 2010 M,
	3.000% 05/01/13	2,000,000	2,048,346
CA Deutsche Bank Spears/Lifers Trust
	Alta Loma California,
	Series 2007,
	GTY AGMT: Deutsche Bank AG
	0.260% 02/01/37 (06/07/12) (a)(b)	10,000,000	10,000,000
	Chino Basin California Regional Financing Authority,
	Series 2008,
	GTY AGMT: Deutsche Bank AG
	0.280% 04/01/48 (06/07/12) (a)(b)(c)	3,883,000	3,883,000
	Grossmont CA Union High School District,
	Series 2008,
	GTY AGMT: Deutsche Bank AG
	0.250% 08/01/47 (06/07/12) (a)(b)	3,000,000	3,000,000
	Los Angeles County Housing Authority,
	River Park Apartments,
	Series 2011,
	GTY AGMT: Deutsche Bank AG
	0.270% 10/01/31 (06/07/12) (a)(b)(c)	18,475,000	18,475,000
CA Duarte Redevelopment Agency
	Certificates of Participation:
	Johnson Duarte Partners,
	Series 1984 B,
	LOC: General Electric Capital Corp.

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	0.140% 12/01/19 (06/07/12) (a)(b)	5,000,000	5,000,000
	Piken Duarte Partners,
	Series 1984 A,
	LOC: General Electric Capital Corp.
	0.140% 12/01/19 (06/07/12) (a)(b)	7,000,000	7,000,000
CA East Bay Municipal Utility District
	Series 2009 A1,
	0.180% 06/01/26 (06/07/12) (b)(d)	7,000,000	7,000,000
	Series 2009 A2,
	0.190% 06/01/26 (06/07/12) (b)(d)	5,020,000	5,020,000
CA Foothill-De Anza Community College District
	Series 2007-1884,
	GTY AGMT: Wells Fargo Bank N.A.
	0.180% 08/01/31 (06/07/12) (a)(b)	4,360,000	4,360,000
CA Fresno
	Multi-Family Housing,
	Wasatch Pool Holdings LLC,
	Stonepine Apartments,
	Series 2001 A,
	DPCE: FNMA
	0.170% 02/15/31 (06/07/12) (a)(b)	5,095,000	5,095,000
CA Golden State Tobacco Securitization Corp.
	Enhanced Asset-Backed,
	Series 2003 B,
	Pre-refunded 06/01/13,
	5.500% 06/01/33	1,280,000	1,346,235
CA Health Facilities Financing Authority
	Scripps Health:
	Series 2010 B,
	LOC: JPMorgan Chase Bank
	0.160% 10/01/40 (06/07/12) (a)(b)	4,000,000	4,000,000
	Series 2012 B,
	0.140% 10/01/42 (06/06/12) (b)(d)	9,075,000	9,075,000
	Stanford Hospital & Clinics,
	Series 2008 B2:
	0.130% 11/15/45 (07/18/12) (b)(d)	5,000,000	5,000,000
	0.230% 11/15/45 (06/07/12) (b)(d)	7,675,000	7,675,000
CA Indio Multi-Family Housing Revenue
	Carreon Villa Apartments,
	Series 1996 A,
	DPCE: FNMA
	0.170% 08/01/26 (06/07/12) (a)(b)	5,650,000	5,650,000
CA Infrastructure & Economic Development Bank
	Columbia College,
	Hollywood Project,
	Series 2010,
	LOC: Rabobank N.A.
	0.180% 10/01/40 (06/07/12) (a)(b)	5,135,000	5,135,000
	San Francisco Ballet Association,
	Series 2008,
	LOC: FHLB

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	0.200% 08/01/38 (06/01/12) (a)(b)	15,600,000	15,600,000
CA Irvine Ranch Water District
	Series 2011 A-1,
	0.170% 10/01/37 (06/07/12) (b)(d)	10,000,000	10,000,000
CA JPMorgan Chase Putters/Drivers Trust
	Scripps Health,
	Series 2012 4039,
	LIQ FAC: JPMorgan Chase Bank
	0.180% 11/15/19 (06/07/12) (a)(b)(c)	3,000,000	3,000,000
CA Las Lomitas Elementary School District
	Series 2002,
	Election of 2001,
	Pre-refunded 07/01/12,
	5.500% 07/01/22	1,000,000	1,014,302
CA Los Angeles County Capital Asset LS
	0.200% 06/08/12	5,500,000	5,500,000
CA Los Angeles County
	Tax & Revenue Anticipation Notes,
	Series 2011 C,
	2.500% 06/29/12	8,500,000	8,513,688
CA Los Angeles Department of Water & Power
	Series 2001 B1,
	SPA: Royal Bank of Canada
	0.150% 07/01/35 (06/07/12) (a)(b)	10,350,000	10,350,000
CA Los Angeles Unified School District
	Tax & Revenue Anticipation Notes,
	Series 2011 A,
	2.000% 08/01/12	7,000,000	7,020,089
CA Los Angeles
	Preservation La Brea LP,
	La Brea Apartments Project,
	Series 2000 G, AMT,
	LOC: Citibank N.A.
	0.240% 12/01/30 (06/07/12) (a)(b)	2,700,000	2,700,000
CA Metropolitan Water District of Southern California
	Series 2011 A-1,
	0.180% 07/01/36 (06/07/12) (b)(d)	10,000,000	10,000,000
CA Monterey Peninsula Water Management District
	Wastewater Reclamation Project,
	Series 1992,
	LOC: Wells Fargo Bank N.A.
	0.200% 07/01/22 (06/01/12) (a)(b)	2,590,000	2,590,000
CA Newport Beach
	Hoag Memorial Hospital/Newport Health,
	Series 2008 E,
	LOC: Northern Trust Co.
	0.160% 12/01/40 (06/06/12) (a)(b)	10,915,000	10,915,000
CA Oakland-Alameda County Coliseum Authority
	Coliseum Project,
	Series 2000 C-1,

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	LOC: Bank of New York,
	LOC: California State Teachers Retirement System
	0.150% 02/01/25 (06/06/12) (a)(b)	9,100,000	9,100,000
CA Oceanside
	Shadow Way Apartments LP,
	Series 2009,
	LOC: FHLMC
	0.170% 03/01/49 (06/07/12) (a)(b)	1,375,000	1,375,000
CA Pittsburg Redevelopment Agency
	Los Medanos Community,
	Series 2004 A,
	LOC: State Street Bank & Trust Co.,
	LOC: California State Teachers Retirement System
	0.170% 09/01/35 (06/01/12) (a)(b)	23,130,000	23,130,000
CA San Diego County School Districts
	Tax & Revenue Anticipation Notes,
	Series 2011 A,
	2.000% 06/29/12	3,500,000	3,504,644
CA San Diego Unified School District
	Tax & Revenue Anticipation Notes,
	Series 2011,
	2.000% 08/07/12	10,000,000	10,032,313
CA San Francisco City & County Redevelopment Agency
	Hunters Point,
	Series 2005 A,
	LOC: JPMorgan Chase & Co.
	0.200% 08/01/36 (06/07/12) (a)(b)	1,500,000	1,500,000
CA San Francisco City & County
	Certificates of Participation,
	Series 2007 1883,
	GTY AGMT: Wells Fargo Bank N.A.
	0.250% 09/01/31 (06/07/12) (a)(b)	13,375,000	13,375,000
CA San Mateo Joint Powers Financing Authority
	Public Safety Project,
	Series 2007 A,
	LOC: Wells Fargo Bank N.A.
	0.180% 04/01/39 (06/07/12) (a)(b)	9,595,000	9,595,000
CA Statewide Communities Development Authority
	Gas Supply Revenue,
	Series 2010,
	SPA: Royal Bank of Canada
	0.170% 11/01/40 (06/07/12) (a)(b)	11,615,000	11,615,000
	Kaiser Credit Group,
	Kaiser Permanente,
	Series 2009 A,
	5.000% 04/01/13	1,000,000	1,038,111
	Kaiser Permanente:
	0.230% 09/12/12	1,500,000	1,500,000

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	0.250% 11/08/12	10,000,000	10,000,000
	0.260% 08/09/12	7,000,000	7,000,000
	Plan Nine Partners LLC,
	Series 2005 A,
	LOC: Union Bank N.A.
	0.190% 02/01/35 (06/07/12) (a)(b)	8,115,000	8,115,000
	Series 2009 B-5,
	0.240% 08/16/12	5,000,000	5,000,000
CA State
	Series 2011 A2,
	2.000% 06/26/12	34,000,000	34,037,540
CA Sunnyvale
	Government Center Site,
	Series 2009 A,
	LOC: Union Bank N.A.
	0.170% 04/01/31 (06/07/12) (a)(b)	5,465,000	5,465,000
CA Ventura Public Facilities Authority
	LOC: Bank of Nova Scotia
	0.200% 06/08/12	4,600,000	4,600,000
CALIFORNIA TOTAL			382,543,268
LOUISIANA — 0.6%
LA Municipal Gas Authority
	Putters,
	Series 2006 1411Q,
	LOC: JPMorgan Chase & Co.
	0.370% 08/01/16 (06/07/12) (a)(b)	2,540,000	2,540,000
LOUISIANA TOTAL			2,540,000
NEW JERSEY — 2.4%
NJ Economic Development Authority
	Series 1992,
	LOC: BNP Paribas
	0.600% 06/01/12	11,310,000	11,310,000
NEW JERSEY TOTAL			11,310,000
PUERTO RICO — 2.3%
PR Commonwealth of Puerto Rico BB&T Municipal Trust
	Series 2007 2034,
	LOC: Branch Banking & Trust
	0.190% 01/01/28 (06/07/12) (a)(b)	6,985,000	6,985,000
PR Commonwealth of Puerto Rico
	Series 2003 C-5-2,
	LOC: Barclays Bank PLC
	0.190% 07/01/20 (06/07/12) (a)(b)	4,000,000	4,000,000
PUERTO RICO TOTAL			10,985,000

	Total Municipal Bonds (cost of $407,378,268)		407,378,268

5

		Par ($)	Value ($)
Closed-End Investment Companies — 13.3%
CALIFORNIA — 13.3%
CA Nuveen AMT-Free Municipal Income Fund, Inc.
	Series 2010,
	LIQ FAC: Deutsche Bank A.G.
	0.380% 03/01/40 (06/07/12) (a)(b)(c)	16,200,000	16,200,000
CA Nuveen Investment Quality Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.300% 12/01/40 (06/07/12) (a)(b)(c)	11,600,000	11,600,000
CA Nuveen Performance Plus Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.300% 12/01/40 (06/07/12) (a)(b)	10,000,000	10,000,000
CA Nuveen Quality Income Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.300% 08/01/40 (06/07/12) (a)(b)(c)	10,000,000	10,000,000
CA Nuveen Select Quality Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.300% 08/01/40 (06/07/12) (a)(b)(c)	15,000,000	15,000,000
CALIFORNIA TOTAL			62,800,000

	Total Closed-End Investment Companies (cost of $62,800,000)		62,800,000

	Total Investments — 99.8% (cost of $470,178,268)(e)		470,178,268

	Other Assets & Liabilities, Net — 0.2%		1,051,517

	Net Assets — 100.0%		471,229,785

Notes to Investment Portfolio:

*                 Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust’s Board of Trustees (“the Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

6

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — Prices determined using quoted prices in active markets for identical assets.

•      Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•      Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2012, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$407,378,268	$—	$407,378,268
Total Closed-End Investment Companies	—	62,800,000	—	62,800,000
Total Investments	$—	$470,178,268	$—	$470,178,268

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the nine months ended May 31, 2012, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)   Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2012.

(b)   Parenthetical date represents the effective maturity date for the security.

(c)   Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, these securities, which are not illiquid, amounted to $78,158,000 or 16.6% of net assets for the Fund.

(d)   Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2012.

(e)   Cost for federal income tax purposes is $470,178,268.

Acronym	Name

AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility

7

LOC	Letter of Credit
Putters	Puttable Tax-Exempt Receipts
SPA	Stand-by Purchase Agreement

8

INVESTMENT PORTFOLIO
May 31, 2012 (Unaudited)	BofA Cash Reserves

		Par ($)	Value ($)*
Commercial Paper(a) — 21.9%
ANZ National International Ltd.
	0.300% 07/23/12 (b)	4,200,000	4,198,180
	0.360% 11/05/12 (b)	42,785,000	42,717,828
ASB Finance Ltd.
	0.480% 09/27/12 (b)	18,865,000	18,835,319
	1.000% 12/03/12 (b)	43,800,000	43,800,000
Australia & New Zealand Banking Group Ltd.
	0.299% 11/27/12 (06/27/12) (b)(c)(d)	50,300,000	50,300,000
	0.555% 06/22/12 (b)	66,275,000	66,253,543
BNZ International Funding Ltd.
	0.349% 11/16/12 (06/18/12) (b)(c)(d)	43,740,000	43,740,000
	0.500% 08/08/12 (b)	11,580,000	11,569,063
	0.520% 08/16/12 (b)	60,000,000	59,934,133
	0.540% 07/27/12 (b)	39,890,000	39,856,492
	0.590% 07/12/12 (b)	60,000,000	59,959,683
	0.610% 07/05/12 (b)	40,000,000	39,976,956
Caisse des Depots et Consignations
	0.400% 07/02/12 (b)	101,660,000	101,624,984
	0.450% 07/06/12 (b)	23,000,000	22,989,938
Commonwealth Bank of Australia
	0.290% 10/18/12 (06/18/12) (b)(c)(d)	7,000,000	7,000,000
	0.490% 07/12/12 (b)	40,000,000	39,977,678
	0.600% 06/06/12 (b)	85,000,000	84,992,917
DnB Norbank ASA
	0.310% 09/06/12 (b)	99,700,000	99,616,723
	0.310% 09/10/12 (b)	67,000,000	66,941,729
	0.370% 09/17/12 (b)	32,125,000	32,089,341
Erste Abwicklungsanstalt
	0.440% 09/25/12 (b)	29,990,000	29,947,481
	0.500% 09/24/12 (b)	52,255,000	52,171,537
	0.520% 11/09/12 (b)	56,250,000	56,119,188
	0.520% 11/16/12 (b)	22,165,000	22,111,213
	0.580% 09/26/12 (b)	70,000,000	69,868,050
	0.580% 10/19/12 (b)	24,000,000	23,945,867
	0.600% 07/03/12 (b)	46,000,000	45,975,467
	0.600% 10/05/12 (b)	45,000,000	44,905,500
	0.600% 10/09/12 (b)	129,000,000	128,720,500
General Electric Capital Corp.
	0.280% 09/28/12	50,000,000	49,953,722

1

		Par ($)	Value ($)
Commercial Paper(a) — (continued)
ING (U.S.) Funding LLC
	0.375% 07/19/12	100,000,000	99,950,000
Nationwide Building Society
	0.510% 08/10/12 (b)	50,000,000	49,950,417
Nestle Finance International Ltd.
	0.310% 12/17/12	29,870,000	29,818,814
Prudential PLC
	0.400% 07/19/12 (b)	23,120,000	23,107,669
	0.410% 07/17/12 (b)	91,290,000	91,242,174
	0.410% 07/20/12 (b)	46,240,000	46,214,196
	0.420% 06/18/12 (b)	8,775,000	8,773,260
	0.420% 08/01/12 (b)	36,775,000	36,748,828
	0.420% 08/21/12 (b)	41,000,000	40,961,255
	0.430% 06/05/12 (b)	50,000,000	49,997,611
	0.440% 08/01/12 (b)	16,735,000	16,722,523
	0.450% 07/02/12 (b)	39,050,000	39,034,868
Rabobank U.S.A. Financial Corp.
	0.380% 07/20/12	6,000,000	5,996,897
Westpac Banking Corp.
	0.480% 07/12/12 (b)	40,000,000	39,978,133
	0.490% 07/10/12 (b)	50,000,000	49,973,458
Westpac Securities NZ Ltd.
	0.470% 08/27/12 (b)	35,000,000	34,960,246
	0.500% 08/23/12 (b)	112,500,000	112,370,312
	0.500% 08/27/12 (b)	89,500,000	89,391,854
	0.510% 07/18/12 (b)	87,000,000	86,942,072
	0.510% 08/08/12 (b)	46,000,000	45,955,687
	0.530% 08/07/12 (b)	34,000,000	33,966,463

	Total Commercial Paper (cost of $2,492,149,769)		2,492,149,769

Certificates of Deposit — 19.5%
Bank of Nova Scotia/Houston
	0.290% 10/18/12 (06/18/12) (c)(d)	50,000,000	50,000,000
	0.320% 10/18/12	50,000,000	50,000,000
	0.420% 07/09/12	99,500,000	99,500,000
	0.750% 10/15/12	3,160,000	3,164,674
	0.766% 10/18/12 (07/18/12) (c)(d)	6,345,000	6,354,406
Bank of Tokyo-Mitsubishi UFJ Ltd./NY
	0.350% 07/31/12	49,300,000	49,300,000
	0.350% 08/08/12	126,600,000	126,600,000
	0.350% 08/10/12	5,000,000	5,000,000
	0.370% 06/11/12	50,000,000	50,000,000

2

		Par ($)	Value ($)
Certificates of Deposit — (continued)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
	0.380% 06/25/12	55,200,000	55,200,000
	0.430% 07/12/12	55,200,000	55,200,000
	0.520% 10/12/12	43,085,000	43,085,000
	0.566% 11/09/12 (08/10/12) (c)(d)	14,725,000	14,729,579
DnB Norbank ASA/NY
	0.380% 06/14/12	50,000,000	50,000,000
	0.380% 07/02/12	39,000,000	39,000,000
	0.400% 06/18/12	44,000,000	44,000,000
National Australia Bank Ltd.
	0.380% 07/18/12	111,000,000	111,000,000
	0.400% 07/16/12	39,000,000	39,000,000
Nordea Bank Finland/NY
	0.370% 06/15/12	100,000,000	100,000,000
	0.380% 07/02/12	83,000,000	83,000,000
	0.520% 06/25/12	35,500,000	35,500,471
Skandinaviska Enskilda Banken/NY
	0.400% 08/31/12	104,505,000	104,505,000
Sumitomo Mitsui Banking Corp./NY
	0.340% 08/08/12	82,000,000	82,000,000
	0.340% 08/15/12	20,100,000	20,100,000
	0.360% 06/12/12	100,000,000	100,000,000
	0.360% 07/11/12	99,000,000	99,000,000
	0.370% 06/01/12	31,630,000	31,630,000
Svenska Handelsbanken/NY
	0.355% 11/09/12	105,000,000	105,002,344
	0.550% 09/06/12	91,800,000	91,800,000
	0.570% 09/04/12	45,500,000	45,500,000
	0.580% 08/24/12	114,000,000	114,002,652
	0.585% 08/17/12	150,000,000	150,001,600
Toronto-Dominion Bank/NY
	0.339% 11/05/12 (06/06/12) (c)(d)	30,775,000	30,784,692
U.S. Bank NA
	0.160% 06/25/12	75,755,000	75,755,000
Westpac Banking Corp./NY
	0.500% 06/27/12	52,200,000	52,200,000

	Total Certificates of Deposit (cost of $2,211,915,418)		2,211,915,418

3

		Par ($)	Value ($)
Asset-Backed Commercial Paper(a) — 16.0%
Chariot Funding LLC
	0.320% 07/05/12 (b)	21,000,000	20,993,653
FCAR Owner Trust
	0.290% 06/04/12	15,000,000	14,999,638
	0.290% 07/02/12	113,910,000	113,881,554
	0.290% 07/03/12	20,730,000	20,724,656
	0.300% 06/01/12	11,800,000	11,800,000
	0.450% 10/01/12	96,750,000	96,602,456
	0.470% 08/01/12	50,000,000	49,960,181
	0.500% 09/04/12	9,000,000	8,988,125
	0.550% 07/02/12	167,800,000	167,720,528
Gotham Funding Corp.
	0.260% 07/25/12 (b)	60,250,000	60,226,503
Jupiter Securitization Co. LLC
	0.320% 07/05/12 (b)	21,000,000	20,993,653
Kells Funding LLC
	0.440% 06/19/12 (b)	55,700,000	55,687,746
	0.450% 06/18/12 (b)	37,650,000	37,641,999
	0.500% 07/11/12 (b)	37,650,000	37,629,083
	0.550% 07/26/12 (b)	72,875,000	72,813,765
	0.550% 10/01/12 (b)	17,760,000	17,726,897
	0.550% 10/02/12 (b)	76,196,000	76,052,815
	0.570% 07/02/12 (b)	62,000,000	61,969,568
	0.570% 07/03/12 (b)	85,000,000	84,956,933
	0.610% 10/01/12 (b)	41,000,000	40,915,244
MetLife Short Term Funding LLC
	0.240% 06/11/12 (b)	35,750,000	35,747,617
Mont Blanc Capital Corp.
	0.420% 08/06/12 (b)	13,265,000	13,254,786
	0.420% 08/07/12 (b)	22,105,000	22,087,721
Rhein Main Securitisation Ltd.
	0.520% 06/06/12 (b)	37,770,000	37,767,272
	0.520% 06/07/12 (b)	13,320,000	13,318,846
	0.520% 06/14/12 (b)	9,290,000	9,288,256
Rheingold Securitisation Ltd.
	0.460% 06/12/12 (b)	45,825,000	45,818,559
	0.460% 06/13/12 (b)	91,652,000	91,637,947
	0.480% 06/07/12 (b)	92,150,000	92,142,628
Royal Park Investments Funding Corp.
	0.700% 06/19/12 (b)	66,810,000	66,786,616
	0.700% 06/28/12 (b)	48,515,000	48,489,530
	0.720% 07/02/12 (b)	38,450,000	38,426,161

4

		Par ($)	Value ($)
Asset-Backed Commercial Paper(a) — (continued)
	0.850% 06/05/12 (b)	51,995,000	51,990,089
	0.850% 06/08/12 (b)	17,545,000	17,542,100
	0.850% 06/14/12 (b)	76,930,000	76,906,387
Salisbury Receivables Co. LLC
	0.280% 08/10/12 (b)	31,185,000	31,168,022
Surrey Funding Corp.
	0.280% 08/08/12 (b)	25,000,000	24,986,778
	0.300% 08/08/12 (b)	25,000,000	24,985,833

	Total Asset-Backed Commercial Paper (cost of $1,814,630,145)		1,814,630,145

Municipal Bonds(d)(e) — 11.4%
CALIFORNIA — 1.0%
CA East Bay Municipal Utility District
	Series 2008 A-2,
	SPA: Barclays Bank PLC
	0.150% 06/01/38 (06/06/12)	13,710,000	13,710,000
CA Metropolitan Water District of Southern California
	Series 2000 B-4,
	SPA: Wells Fargo Bank N.A.
	0.150% 07/01/35 (06/06/12)	20,300,000	20,300,000
	Series 2008 A-2,
	SPA: Barclays Bank PLC
	0.170% 07/01/37 (06/07/12)	79,730,000	79,730,000
CALIFORNIA TOTAL			113,740,000
COLORADO — 0.7%
CO Housing & Finance Authority
	Multi-Family:
	Series 2003 A-1,
	SPA: FHLB
	0.190% 10/01/33 (06/06/12)	9,985,000	9,985,000
	Series 2003 A-2,
	SPA: FHLB
	0.190% 10/01/33 (06/06/12)	6,800,000	6,800,000
	Series 2004 A1,
	SPA: FHLB
	0.190% 10/01/34 (06/06/12)	20,660,000	20,660,000
	Series 2008 A1,
	SPA: FHLB
	0.190% 04/01/29 (06/06/12)	14,345,000	14,345,000
	Series 2008 C1,
	SPA: FHLB
	0.200% 10/01/38 (06/06/12)	7,945,000	7,945,000
	Series 2001 AA1,
	LOC: FNMA,
	LOC: FHLMC
	0.190% 05/01/41 (06/06/12)	2,465,000	2,465,000
	Series 2005 B-1,
	SPA: FHLB
	0.190% 04/01/40 (06/06/12)	6,590,000	6,590,000
	Series 2006 CL1,
	SPA: FHLB
	0.190% 11/01/36 (06/06/12)	1,135,000	1,135,000

5

	Par ($)	Value ($)
Municipal Bonds(d)(e) — (continued)
COLORADO — (continued)
Single Family:
Series 2002 A-1,
SPA: FHLB
0.240% 11/01/13 (06/06/12)	1,410,000	1,410,000
Series 2003 A1,
LOC: FNMA,
LOC: FHLMC
0.240% 11/01/30 (06/06/12)	1,385,000	1,385,000
Series 2003 B1,
LOC: FNMA,
LOC: FHLMC
0.190% 11/01/33 (06/06/12)	855,000	855,000
Series 2006 B1,
LOC: FNMA,
LOC: FHLMC
0.190% 11/01/36 (06/06/12)	755,000	755,000
Series 2006 C1,
LOC: FNMA,
LOC: FHLMC
0.190% 11/01/36 (06/06/12)	750,000	750,000
CO Sheridan Redevelopment Agency
South Santa,
Series 2011,
LOC: JPMorgan Chase Bank
0.480% 12/01/29 (06/07/12)	1,600,000	1,600,000
COLORADO TOTAL		76,680,000
CONNECTICUT — 0.5%
CT Housing Finance Authority
Series 2001 D3, AMT,
SPA: Bank of Tokyo-Mitsubishi UFJ
0.250% 05/15/33 (06/07/12)	17,800,000	17,800,000
Series 2008 A5,
SPA: FHLB
0.190% 11/15/38 (06/07/12)	11,435,000	11,435,000
Series 2008 B4,
SPA: Landesbank Hessen-Thüringen
0.210% 11/15/38 (06/07/12)	21,890,000	21,890,000
CONNECTICUT TOTAL		51,125,000
FLORIDA — 0.1%
FL Miami-Dade County Industrial Development Authority
South Florida Stadium,
Miami Stadium Project,
Series 2007,
LOC: TD Bank N.A.
0.160% 07/01/37 (06/07/12)	15,000,000	15,000,000
FLORIDA TOTAL		15,000,000
ILLINOIS — 1.0%
IL Bridgeview
Series 2008 B1,
LOC: Northern Trust Co.
0.190% 12/01/38 (06/06/12)	7,500,000	7,500,000

6

		Par ($)	Value ($)
Municipal Bonds(d)(e) — (continued)
ILLINOIS — (continued)
IL Chicago

	Series 2007 E,
	LOC: Barclays Bank PLC
	0.200% 01/01/42 (06/01/12)	40,000,000	40,000,000
	Series 2007 G,
	LOC: Barclays Bank PLC
	0.200% 01/01/42 (06/01/12)	20,000,000	20,000,000
IL Toll Highway Authority
	Series 2008 A-1A,
	SPA: JPMorgan Chase Bank
	0.350% 01/01/31 (06/07/12)	48,965,000	48,965,000
ILLINOIS TOTAL			116,465,000
IOWA — 0.1%
IA Finance Authority
	Series 2004 B, AMT,
	SPA: FHLB
	0.240% 07/01/34 (06/07/12)	7,550,000	7,550,000
	Series 2007 G,
	SPA: FHLB
	0.180% 01/01/38 (06/07/12)	2,135,000	2,135,000
	Series 2009 G,
	SPA: FHLB
	0.180% 01/01/39 (06/07/12)	1,915,000	1,915,000
IOWA TOTAL			11,600,000
MARYLAND — 0.0%
MD Easton
	William Hill Manor, Inc.,
	Series 2009 B,
	LOC: Branch Banking & Trust
	0.280% 01/01/26 (06/07/12)	2,800,000	2,800,000
MARYLAND TOTAL			2,800,000
MASSACHUSETTS — 0.1%
MA Simmons College
	Series 2008,
	LOC: TD Bank N.A.
	0.200% 10/01/22 (06/07/12)	6,670,000	6,670,000
MASSACHUSETTS TOTAL			6,670,000
MICHIGAN — 0.2%
MI Housing Development Authority
	Series 2007 G,
	SPA: Bank of Nova Scotia
	0.190% 12/01/38 (06/06/12)	19,400,000	19,400,000
MICHIGAN TOTAL			19,400,000
MINNESOTA — 0.0%
MN Housing Finance Agency
	Residential Housing,
	Series 2007 T,
	SPA: State Street Bank & Trust Co.
	0.210% 07/01/48 (06/07/12)	860,000	860,000
MN Montrose
	Lyman Lumber Co.,
	Series 2001,

7

	Par ($)	Value ($)
Municipal Bonds(d)(e) — (continued)
MINNESOTA — (continued)
LOC: U.S. Bank N.A.
0.190% 05/01/26 (06/07/12)	1,245,000	1,245,000
MINNESOTA TOTAL		2,105,000
NEW HAMPSHIRE — 0.1%
NH Health & Education Facilities Authority
Dartmouth College,
Series 2007 C,
SPA: JPMorgan Chase Bank
0.190% 06/01/41 (06/06/12)	11,635,000	11,635,000
NEW HAMPSHIRE TOTAL		11,635,000
NEW MEXICO — 0.1%
NM Finance Authority
Series 2008,
LOC: Royal Bank of Canada
0.180% 12/15/26 (06/07/12)	7,000,000	7,000,000
NEW MEXICO TOTAL		7,000,000
NEW YORK — 1.5%
NY Housing Finance Agency
600 West 42nd Street,
Series 2009 A,
LOC: Bank of New York
0.160% 11/01/41 (06/06/12)	58,760,000	58,760,000
Broadway,
Series 2011 B,
LOC: Wells Fargo Bank N.A.
0.190% 05/01/44 (06/06/12)	5,485,000	5,485,000
Midtown West 37th Street,
Series 2007,
LOC: Landesbank Hessen-Thüringen
0.310% 11/01/41 (06/06/12)	6,300,000	6,300,000
Series 2010 A,
LOC: JPMorgan Chase Bank
0.170% 05/01/40 (06/06/12)	10,000,000	10,000,000
NY New York City Housing Development Corp.
RBNB 20 Owner LLC,
Series 2006 B,
LOC: Landesbank Hessen-Thüringen
0.260% 06/01/39 (06/06/12)	78,915,000	78,915,000
Verde Apartments,
Series 2010 A,
LOC: JPMorgan Chase Bank
0.270% 01/01/16 (06/07/12)	15,890,000	15,890,000
NEW YORK TOTAL		175,350,000
NORTH CAROLINA — 0.0%
NC Catawba
Catawba Medical Center,
Series 2009,
LOC: Branch Banking & Trust

8

	Par ($)	Value ($)
Municipal Bonds(d)(e) — (continued)
NORTH CAROLINA — (continued)
0.270% 10/01/34 (06/07/12)	5,350,000	5,350,000
NORTH CAROLINA TOTAL		5,350,000
OREGON — 0.5%
OR Housing & Community Services Department
Mortgage Revenue,
Series 2004 L, AMT,
SPA: State Street Bank & Trust Co.
0.180% 07/01/35 (06/06/12)	10,500,000	10,500,000
Series 2006 C, AMT,
SPA: State Street Bank & Trust Co.
0.210% 07/01/36 (06/07/12)	5,000,000	5,000,000
Single Family:
Series 2004 C, AMT,
SPA: State Street Bank & Trust Co.
0.180% 07/01/34 (06/06/12)	15,000,000	15,000,000
Series 2005 C, AMT,
SPA: State Street Bank & Trust Co.
0.210% 07/01/35 (06/06/12)	10,500,000	10,500,000
Series 2006 F, AMT,
SPA: State Street Bank & Trust Co.
0.180% 07/01/37 (06/07/12)	20,000,000	20,000,000
OREGON TOTAL		61,000,000
TENNESSEE — 0.3%
TN Sullivan County Health Educational & Housing Facilities Board
Wellmont Health System,
Series 2005,
LOC: JPMorgan Chase Bank
0.190% 09/01/32 (06/07/12)	28,625,000	28,625,000
TENNESSEE TOTAL		28,625,000
TEXAS — 4.6%
TX JPMorgan Chase Putters/Drivers Trust
Series 2011 3945,
LIQ FAC: JPMorgan Chase & Co.
0.200% 08/30/12 (06/01/12) (b)	100,000,000	100,000,000
Series 2011 3946,
LIQ FAC: JPMorgan Chase & Co.
0.200% 08/30/12 (06/01/12) (b)	110,280,000	110,280,000
Series 2011 3953,
LIQ FAC: JPMorgan Chase & Co.
0.200% 08/30/12 (06/01/12) (b)	57,555,000	57,555,000
Series 2011 3964,
LIQ FAC: JPMorgan Chase & Co.
0.200% 08/30/12 (06/01/12) (b)	116,000,000	116,000,000
TX State
Small Business,
Series 2005 B,
SPA: National Australia Bank
0.220% 06/01/45 (06/07/12)	3,025,000	3,025,000
Veterans Assistance,
Series 2004 I,
SPA: JPMorgan Chase Bank
0.220% 12/01/24 (06/06/12)	7,700,000	7,700,000
Veterans Housing:

9

	Par ($)	Value ($)
Municipal Bonds(d)(e) — (continued)
TEXAS — (continued)
Series 1997 B-2,
LIQ FAC: State Street Bank & Trust Co.
0.220% 12/01/29 (06/06/12)	5,000,000	5,000,000
Series 2003, AMT,
SPA: Landesbank Hessen-Thüringen
0.200% 06/01/34 (06/06/12)	10,730,000	10,730,000
Series 2004,
SPA: JPMorgan Chase Bank
0.220% 06/01/20 (06/06/12)	3,750,000	3,750,000
Series 2006 B,
LIQ FAC: Landesbank Hessen-Thüringen
0.260% 12/01/26 (06/06/12)	8,390,000	8,390,000
Series 2009,
SPA: JPMorgan Chase & Co.
0.220% 06/01/31 (06/06/12)	9,330,000	9,330,000
Series 2010 B,
SPA: Sumitomo Mitsui Banking
0.260% 12/01/31 (06/06/12)	11,795,000	11,795,000
Veterans Land:
Series 2004,
SPA: State Street Bank & Trust Co.
0.190% 12/01/24 (06/05/12)	2,105,000	2,105,000
Series 2006 B,
SPA: Landesbank Hessen-Thüringen
0.220% 12/01/26 (06/06/12)	7,335,000	7,335,000
Series 2011 A,
SPA: JPMorgan Chase Bank
0.190% 06/01/41 (06/06/12)	68,250,000	68,250,000
TEXAS TOTAL		521,245,000
VERMONT — 0.2%
VT Educational & Health Buildings Financing Agency
Norwich University,
Series 2008,
LOC: TD Bank N.A.
0.160% 09/01/38 (06/06/12)	20,000,000	20,000,000
VERMONT TOTAL		20,000,000
WASHINGTON — 0.2%
WA Housing Finance Commission
Spokane United Methodist Homes,
Rockwood Programs,
Series 1999 B,
LOC: Wells Fargo Bank N.A.
0.180% 01/01/30 (06/07/12)	3,120,000	3,120,000
WA Port of Seattle
Series 2008, AMT,
LOC: Landesbank Hessen-Thüringen
0.240% 07/01/33 (06/06/12)	22,600,000	22,600,000
WASHINGTON TOTAL		25,720,000
WISCONSIN — 0.2%
WI Health & Educational Facilities Authority
Wheaton Franciscan Services,

10

		Par ($)	Value ($)
Municipal Bonds(d)(e) — (continued)
WISCONSIN — (continued)
	Series 2007,
	LOC: PNC Bank N.A.
	0.160% 08/15/36 (06/06/12)	24,800,000	24,800,000
WISCONSIN TOTAL			24,800,000

	Total Municipal Bonds (cost of $1,296,310,000)		1,296,310,000

Time Deposits — 7.7%
Citibank N.A.
	0.160% 06/01/12	467,961,000	467,961,000
Northern Trust Co.
	0.070% 06/01/12	25,000,000	25,000,000
U.S. Bank N.A.
	0.200% 06/01/12	382,765,000	382,765,000

	Total Time Deposits (cost of $875,726,000)		875,726,000

Government & Agency Obligations — 5.4%
U.S. Government Agencies — 4.0%
Federal Farm Credit Bank
	0.150% 07/05/12 (f)	17,000,000	16,997,592
	0.259% 01/10/13 (06/10/12) (c)(d)	48,000,000	47,995,544
Federal Home Loan Bank
	0.250% 11/08/13 (08/01/12) (c)(d)	33,435,000	33,415,496
	0.260% 11/25/13 (06/01/12) (c)(d)	47,590,000	47,575,717
	0.260% 12/06/13 (f)(g)	58,300,000	58,282,277
Federal Home Loan Mortgage Corp.
	0.460% 11/18/13 (06/01/12) (c)(d)	84,735,000	84,709,909
Federal National Mortgage Association
	0.270% 12/20/12 (06/20/12) (c)(d)	30,000,000	29,996,639
	0.390% 01/27/14 (06/01/12) (c)(d)	15,000,000	14,997,473
	0.400% 02/01/13 (08/01/12) (c)(d)	100,300,000	100,288,755
	0.400% 10/17/13 (06/01/12) (c)(d)	21,000,000	20,994,120
U.S. GOVERNMENT AGENCIES TOTAL			455,253,522
U.S. Government Obligations — 1.4%
U.S. Treasury Note
	0.500% 11/30/12	18,380,000	18,409,038
	1.375% 09/15/12	33,100,000	33,217,095
	1.375% 01/15/13	18,750,000	18,894,567
	3.875% 10/31/12	25,350,000	25,741,742
	4.625% 07/31/12	59,975,000	60,416,925
U.S. GOVERNMENT OBLIGATIONS TOTAL			156,679,367

	Total Government & Agency Obligations (cost of $611,932,889)		611,932,889

11

		Par ($)	Value ($)
Corporate Bonds — 0.3%
Commonwealth Bank of Australia
	2.750% 10/15/12 (b)	15,705,000	15,844,269
General Electric Capital Corp.
	1.317% 01/15/13 (07/16/12) (c)(d)	2,100,000	2,111,695
	5.250% 10/19/12	8,958,000	9,122,523
Shell International Finance BV
	0.824% 06/22/12	2,805,000	2,805,878

	Total Corporate Bonds (cost of $29,884,365)		29,884,365

Repurchase Agreements — 18.5%
	Repurchase agreement with Barclays Capital, dated 05/31/12, due 06/01/12 at 0.340%, collateralized by common stocks, market value $26,983,005 (repurchase proceeds $24,530,232)	24,530,000	24,530,000
	Repurchase agreement with Credit Suisse First Boston, dated 05/30/12, due 07/30/12 at 0.400%, collateralized by corporate bonds with various maturities to 03/01/22, market value $158,351,257 (repurchase proceeds $150,912,216)	150,810,000	150,810,000
	Repurchase agreement with Credit Suisse First Boston, dated 05/31/12, due 06/01/12 at 0.320%, collateralized by an exchanged traded fund, market value $229,375,055 (repurchase proceeds $208,501,853)	208,500,000	208,500,000
	Repurchase agreement with Deutsche Bank Securities, dated 05/31/12, due 06/01/12 at 0.370%, collateralized by common stocks, preferred stocks and corporate bonds with various maturities to 09/11/21, market value $80,958,145 (repurchase proceeds $73,585,756)	73,585,000	73,585,000
	Repurchase agreement with Goldman Sachs, dated 05/31/12, due 07/02/12 at 0.300%, collateralized by a U.S. Treasury obligation maturing 07/15/13, market value $102,000,862 (repurchase proceeds $100,026,667)	100,000,000	100,000,000
	Repurchase agreement with Goldman Sachs, dated 05/31/12, due 06/01/12 at 0.200%, collateralized by U.S. Government Agency obligations with various maturities to 01/01/42, market value $99,960,556 (repurchase proceeds $98,000,544)	98,000,000	98,000,000

12

	Par ($)	Value ($)
Repurchase Agreements — (continued)
Repurchase agreement with HSBC Securities USA, Inc., dated 05/31/12, due 06/01/12 at 0.270%, collateralized by corporate bonds with various maturities to 04/12/22, market value $193,173,125 (repurchase proceeds $183,971,380)	183,970,000	183,970,000
Repurchase agreement with J.P. Morgan Securities, dated 05/02/12, due 08/02/12 at 0.490%, collateralized by corporate bonds with various maturities to 12/20/17, market value $20,281,760 (repurchase proceeds $19,339,187)	19,315,000	19,315,000
Repurchase agreement with J.P. Morgan Securities, dated 05/07/12, due 07/09/12 at 0.450%, collateralized by corporate bonds with various maturities to 05/22/19, market value $22,719,645 (repurchase proceeds $21,652,038)	21,635,000	21,635,000
Repurchase agreement with J.P. Morgan Securities, dated 05/07/12, due 08/07/12 at 0.490%, collateralized by a corporate bond maturing 12/20/17, market value $22,717,318 (repurchase proceeds $21,662,092)	21,635,000	21,635,000
Repurchase agreement with J.P. Morgan Securities, dated 05/29/12, due 06/05/12 at 0.260%, collateralized by corporate bonds with various maturities to 09/15/21, market value $60,814,684 (repurchase proceeds $57,917,928)	57,915,000	57,915,000
Repurchase agreement with J.P. Morgan Securities, dated 05/31/12, due 06/01/12 at 0.320%, collateralized by corporate bonds with various maturities to 07/28/21, market value $180,860,467 (repurchase proceeds $172,246,531)	172,245,000	172,245,000
Repurchase agreement with Mizuho Securities USA, Inc., dated 05/31/12, due 06/01/12 at 0.300%, collateralized by corporate bonds, U.S. Government Agency obligations and U.S. Treasury obligations with various maturities to 05/24/27, market value $277,531,047 (repurchase proceeds $268,202,235)	268,200,000	268,200,000
Repurchase agreement with RBC Capital Markets, dated 05/07/12, due 08/03/12 at 0.470%, collateralized by corporate bonds with various maturities to 03/01/42, market value $124,758,640 (repurchase proceeds $119,121,701)	118,985,000	118,985,000
Repurchase agreement with RBC Capital Markets, dated 05/31/12, due 06/07/12 at 0.250%, collateralized by commercial paper with various maturities to 07/18/12, market value $98,560,700 (repurchase proceeds $95,694,652)	95,690,000	95,690,000

13

	Par ($)	Value ($)
Repurchase Agreements — (continued)
Repurchase agreement with TD USA Securities, Inc., dated 05/31/12, due 06/07/12 at 0.250%, collateralized by corporate bonds with various maturities to 05/01/22, market value $257,554,501 (repurchase proceeds $245,291,703)	245,290,000	245,290,000
Repurchase agreement with UBS Securities LLC, dated 05/31/12, due 06/01/12 at 0.190%, collateralized by a U.S. Treasury obligation maturing 05/15/22, market value $50,783,851 (repurchase proceeds $49,788,263)	49,788,000	49,788,000
Repurchase agreement with UBS Securities LLC, dated 05/31/12, due 06/01/12 at 0.210%, collateralized by U.S. Government Agency obligations with various maturities to 06/01/42, market value $51,851,701 (repurchase proceeds $50,835,297)	50,835,000	50,835,000
Repurchase agreement with Wells Fargo, dated 05/31/12, due 06/01/12 at 0.270%, collateralized by corporate bonds with various maturities to 04/01/22, market value $150,114,752 (repurchase proceeds $143,141,074)	143,140,000	143,140,000

Total Repurchase Agreements (cost of $2,104,068,000)		2,104,068,000

Total Investments — 100.7% (cost of $11,436,616,586)(h)		11,436,616,586

Other Assets & Liabilities, Net — (0.7)%		(84,066,333)

Net Assets — 100.0%		11,352,550,253

Notes to Investment Portfolio:

*      Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust’s Board of Trustees (“the Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

14

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — Prices determined using quoted prices in active markets for identical assets.

•      Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•      Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2012, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Commercial Paper	$—	$2,492,149,769	$—	$2,492,149,769
Total Certificates of Deposit	—	2,211,915,418	—	2,211,915,418
Total Asset-Backed Commercial Paper	—	1,814,630,145	—	1,814,630,145
Total Municipal Bonds	—	1,296,310,000	—	1,296,310,000
Total Time Deposits	—	875,726,000	—	875,726,000
Total Government & Agency Obligations	—	611,932,889	—	611,932,889
Total Corporate Bonds	—	29,884,365	—	29,884,365
Total Repurchase Agreements	—	2,104,068,000	—	2,104,068,000
Total Investments	$—	$11,436,616,586	$—	$11,436,616,586

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the nine months ended May 31, 2012, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)   The rate shown represents the discount rate at the date of purchase.

(b)   Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, these securities, which are not illiquid, amounted to $4,036,062,612 or 35.6% of net assets for the Fund.

(c)   The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2012.

(d)   Parenthetical date represents the effective maturity date for the security.

(e)   Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2012.

(f)    The rate shown represents the annualized yield at the date of purchase.

(g)   Security purchased on delayed delivery basis.

(h)   Cost for federal income tax purposes is $11,436,616,586.

Acronym	Name

AMT	Alternative Minimum Tax

15

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
Putters	Puttable Tax-Exempt Receipts
SPA	Stand-by Purchase Agreement

16

INVESTMENT PORTFOLIO
May 31, 2012 (Unaudited)	BofA Connecticut Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds — 95.7%
ARIZONA — 0.7%
AZ Phoenix Industrial Development Authority
	Spring Air Mattress Co.,
	Series 1999, AMT,
	LOC: JPMorgan Chase Bank
	0.640% 04/01/19 (06/06/12) (a)(b)	655,000	655,000
ARIZONA TOTAL			655,000
CONNECTICUT — 77.6%
CT Berlin
	Series 2012,
	1.000% 09/20/12	3,000,000	3,007,374
CT Bloomfield
	Series 2010 A,
	4.000% 10/15/12	500,000	506,776
CT Derby
	Series 2012,
	1.500% 09/04/12	2,750,000	2,758,377
CT Development Authority
	Imperial Electric Assembly,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	0.350% 05/01/21 (06/07/12) (a)(b)	850,000	850,000
	RK Bradley Associates LP,
	Bradley Airport Hotel,
	Series 2006,
	LOC: TD Bank N.A.
	0.170% 12/01/28 (06/07/12) (a)(b)	2,000,000	2,000,000
CT Easton
	Series 2011,
	1.000% 07/06/12	2,000,000	2,001,296
CT Fairfield
	Series 2011,
	2.000% 07/20/12	3,150,000	3,156,906
CT Glastonbury
	Series 2011,
	1.250% 11/13/12	415,000	416,396
CT Groton
	Series 2006,
	4.000% 10/01/12	345,000	349,071
CT Health & Educational Facilities Authority
	CIL Community Resources,
	Series 2011 A,
	LOC: HSBC Bank USA N.A.
	0.150% 07/01/41 (06/07/12) (a)(b)	2,500,000	2,500,000
	Eastern Connecticut Health,
	Series 2010 E,
	LOC: TD Bank N.A.
	0.160% 07/01/34 (06/07/12) (a)(b)	4,700,000	4,700,000
	Hospital for Special Care,
	Series 2010 E,
	LOC: Federal Home Loan Bank of Boston

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
CONNECTICUT — (continued)
	0.160% 07/01/37 (06/07/12) (a)(b)	3,910,000	3,910,000
	Lawrence & Memorial Hospital, Inc.,
	Series 2004 E,
	LOC: JPMorgan Chase Bank
	0.170% 07/01/34 (06/06/12) (a)(b)	2,400,000	2,400,000
	St. Francis Hospital & Medical Center,
	Series 2008 F,
	LOC: JPMorgan Chase Bank
	0.190% 07/01/47 (06/07/12) (a)(b)	4,200,000	4,200,000
	The Hotchkiss School,
	Series 2000 A,
	SPA: U.S. Bank N.A.
	0.150% 07/01/30 (06/07/12) (a)(b)	3,600,000	3,600,000
	The Taft School,
	Series 2000 E,
	LOC: Wells Fargo Bank N.A.
	0.190% 07/01/30 (06/06/12) (a)(b)	4,800,000	4,800,000
	United Methodist Home Sharon,
	Series 2001 A,
	LOC: Wells Fargo Bank N.A.
	0.250% 07/01/31 (06/07/12) (a)(b)	200,000	200,000
	Wesleyan University,
	Series 2010,
	LIQ FAC: Citibank N.A.
	0.180% 01/01/18 (06/07/12) (a)(b)(c)	4,200,000	4,200,000
CT Housing Finance Authority
	CIL Realty, Inc.,
	Series 2008,
	LOC: HSBC Bank USA N.A.
	0.160% 07/01/32 (06/07/12) (a)(b)	3,000,000	3,000,000
	Housing Mortgage Financing Program,
	Series 2003 E-4, AMT,
	SPA: Bank of Tokyo-Mitsubishi UFJ
	0.250% 11/15/27 (06/07/12) (a)(b)	2,620,000	2,620,000
	MERLOTS,
	Series 2007 C90, AMT,
	SPA: Wells Fargo Bank N.A.
	0.250% 11/15/15 (06/06/12) (a)(b)	1,285,000	1,285,000
CT JPMorgan Chase Putters/Drivers Trust
	Series 2012 4074,
	LIQ FAC: JPMorgan Chase Bank
	0.200% 03/18/13 (06/01/12) (a)(b)(c)	1,210,000	1,210,000
CT Milford
	Series 2011,
	3.000% 11/01/12	770,000	778,373
CT Newtown
	Series 2012 B,
	1.000% 07/15/12	1,490,000	1,491,462
CT North Branford
	Series 2010 A,
	5.000% 08/01/12	560,000	564,339
CT Oxford
	Series 2011,
	1.500% 07/26/12	1,000,000	1,001,873

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
CONNECTICUT — (continued)
CT Regional School District No. 10
	Series 2012,
	1.500% 10/12/12	650,000	652,969
CT Special Tax Revenue
	Transportation Infrastructure:
	Series 2002 A,
	Insured: AGMC,
	Pre-refunded 07/01/12,
	5.375% 07/01/15	500,000	502,038
	Series 2007 A,
	4.000% 08/01/12	400,000	402,406
CT State
	Series 2001 A,
	SPA: Landesbank Hessen-Thüringen
	0.150% 02/15/21 (06/07/12) (a)(b)	6,500,000	6,500,000
	Series 2002 B,
	Pre-refunded 06/15/12,
	5.500% 06/15/17	900,000	901,784
	Series 2002 D:
	5.250% 11/15/12	615,000	628,559
	Pre-refunded 11/15/12,
	5.375% 11/15/16	500,000	511,481
	Series 2002 F,
	Pre-refunded 10/15/12,
	5.000% 10/15/17	525,000	534,111
	Series 2005 C,
	5.000% 06/01/13	795,000	831,804
	Series 2006 D,
	4.000% 11/01/12	500,000	507,601
CT Thomaston
	Series 2011,
	1.000% 08/09/12	2,750,000	2,753,102
CT Vernon
	Series 2012,
	2.000% 10/11/12	930,000	935,856
CT Waterford
	Series 2011,
	4.000% 08/01/12	715,000	719,275
CONNECTICUT TOTAL			73,888,229
ILLINOIS — 0.9%
IL Chicago
	Gas Plus, Inc.,
	Series 2002, AMT,
	LOC: Northern Trust Co.
	0.710% 11/01/22 (06/07/12) (a)(b)	850,000	850,000
ILLINOIS TOTAL			850,000
INDIANA — 0.8%
IN Elkhart
	Vahala Enterprises, Inc.,

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDIANA — (continued)
	Series 2002, AMT,
	LOC: JPMorgan Chase Bank
	0.640% 09/01/17 (06/07/12) (a)(b)	800,000	800,000
INDIANA TOTAL			800,000
NEW JERSEY — 3.5%
NJ Economic Development Authority
	Series 1992,
	LOC: BNP Paribas
	0.600% 06/01/12	3,290,000	3,290,000
NEW JERSEY TOTAL			3,290,000
PENNSYLVANIA — 0.1%
PA Allentown Commercial & Industrial Development Authority
	Diocese of Allentown,
	Series 1999,
	LOC: Wells Fargo Bank N.A.
	0.230% 12/01/29 (06/01/12) (a)(b)	100,000	100,000
PENNSYLVANIA TOTAL			100,000
PUERTO RICO — 12.1%
PR Commonwealth of Puerto Rico BB&T Municipal Trust
	Series 2007,
	LOC: Branch Banking & Trust
	0.190% 01/01/28 (06/07/12) (a)(b)	3,475,000	3,475,000
PR Commonwealth of Puerto Rico Deutsche Bank Spears/Lifers Trust
	Series 2007 462,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.250% 08/01/47 (06/07/12) (a)(b)	4,765,000	4,765,000
	Series 2008 627A,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.240% 08/01/54 (06/07/12) (a)(b)	3,300,000	3,300,000
	PUERTO RICO TOTAL		11,540,000

	Total Municipal Bonds (cost of $91,123,229)		91,123,229

Closed-End Investment Company — 4.2%
OTHER — 4.2%
Nuveen Premier Municipal Opportunity Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.320% 12/01/40 (06/07/12) (a)(b)(c)	4,000,000	4,000,000
	OTHER TOTAL		4,000,000

	Total Closed-End Investment Company (cost of $4,000,000)		4,000,000

4

Total Investments — 99.9% (cost of $95,123,229)(d)	95,123,229

Other Assets & Liabilities, Net — 0.1%	141,419

Net Assets — 100.0%	95,264,648

Notes to Investment Portfolio:
*

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust’s Board of Trustees (“the Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•                  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2012, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$91,123,229	$—	$91,123,229
Total Closed-End Investment Company	—	4,000,000	—	4,000,000
Total Investments	$—	$95,123,229	$—	$95,123,229

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the nine months ended May 31, 2012, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

5

(a)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2012.

(b)	Parenthetical date represents the effective maturity date for the security.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, these securities, which are not illiquid, amounted to $9,410,000 or 9.9% of net assets for the Fund.

(d)	Cost for federal income tax purposes is $95,123,229.

Acronym	Name

AGMC	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MERLOTS	Municipal Exempt Receipts - Liquidity Optional Tender Series
Putters	Puttable Tax-Exempt Receipts
SPA	Stand-by Purchase Agreement

6

INVESTMENT PORTFOLIO
May 31, 2012 (Unaudited)	BofA Government Plus Reserves

		Par ($)	Value ($)*
Government & Agency Obligations — 39.7%
U.S. Government Agencies — 22.8%
Federal Farm Credit Bank
	0.169% 10/26/12 (06/26/12) (a)(b)	2,000,000	1,999,758
	0.179% 09/27/13 (06/27/12) (a)(b)	6,000,000	5,998,797
	0.189% 11/29/12 (06/29/12) (a)(b)	6,000,000	5,999,396
	0.189% 07/29/13 (06/29/12) (a)(b)	150,000	149,825
	0.209% 08/01/13 (06/01/12) (a)(b)	4,000,000	3,999,067
	0.240% 02/01/13 (08/01/12) (a)(b)	1,500,000	1,499,796
	0.249% 11/13/12 (06/13/12) (a)(b)	2,163,000	2,163,360
	0.259% 10/12/12 (06/12/12) (a)(b)	500,000	500,111
	0.259% 11/05/12 (06/05/12) (a)(b)	310,000	310,054
	0.259% 12/13/12 (06/13/12) (a)(b)	1,686,000	1,686,456
	0.259% 01/10/13 (06/10/12) (a)(b)	4,400,000	4,399,592
	0.300% 11/26/12 (06/01/12) (a)(b)	6,000,000	6,000,000
	0.300% 05/03/13 (08/03/12) (a)(b)	590,000	590,276
	0.339% 10/01/12 (06/01/12) (a)(b)	1,000,000	1,000,475
	0.360% 11/27/13 (06/01/12) (a)(b)	6,500,000	6,500,000
	0.384% 03/22/13 (06/22/12) (a)(b)	3,000,000	2,999,987
	0.411% 01/25/13 (07/25/12) (a)(b)	1,122,000	1,122,070
	0.416% 02/07/13 (08/07/12) (a)(b)	2,000,000	1,999,890
	0.500% 07/10/12	1,000,000	1,000,339
Federal Home Loan Bank
	0.189% 10/25/12 (06/25/12) (a)(b)	3,000,000	2,999,758
	0.189% 11/26/12 (06/26/12) (a)(b)	14,500,000	14,498,563
	0.200% 11/29/12	400,000	400,114
	0.240% 11/08/13 (06/01/12) (a)(b)	525,000	524,695
	0.250% 11/08/13 (08/01/12) (a)(b)	2,495,000	2,493,545
	0.260% 11/25/13 (06/01/12) (a)(b)	500,000	499,850
	1.625% 11/21/12	150,000	151,043
Federal Home Loan Mortgage Corp.
	0.155% 11/01/12 (c)	1,500,000	1,499,012
	0.175% 10/03/12 (c)	375,000	374,774
	0.179% 11/02/12 (06/02/12) (a)(b)	1,600,000	1,599,868
	0.189% 02/04/13 (06/04/12) (a)(b)	8,000,000	7,997,234
	0.189% 06/03/13 (06/03/12) (a)(b)	1,500,000	1,499,390
	0.189% 06/17/13 (06/17/12) (a)(b)	2,000,000	1,998,945
	0.199% 08/10/12 (06/10/12) (a)(b)	7,900,000	7,899,389
	0.200% 03/21/13 (06/21/12) (a)(b)	4,000,000	3,998,375
	0.300% 10/12/12 (06/01/12) (a)(b)	467,000	466,966
	0.460% 11/18/13 (06/01/12) (a)(b)	5,799,000	5,800,160

1

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
Federal National Mortgage Association
	0.209% 11/08/13 (06/08/12) (a)(b)	457,000	456,872
	0.270% 12/20/12 (06/20/12) (a)(b)	3,000,000	2,999,664
	0.360% 11/23/12 (06/01/12) (a)(b)	315,000	315,061
	0.376% 05/17/13 (08/17/12) (a)(b)	57,000	57,019
	0.400% 02/01/13 (08/01/12) (a)(b)	3,050,000	3,049,696
	0.400% 10/17/13 (06/01/12) (a)(b)	3,000,000	2,999,160
	4.750% 11/19/12	1,250,000	1,276,864
U.S. GOVERNMENT AGENCIES TOTAL			115,775,266
U.S. Government Obligations — 16.9%
U.S. Treasury Note
	0.375% 10/31/12	500,000	500,566
	0.500% 11/30/12	11,000,000	11,017,712
	1.125% 12/15/12	4,000,000	4,020,603
	1.375% 09/15/12	14,000,000	14,049,280
	1.375% 10/15/12	8,000,000	8,036,710
	1.375% 11/15/12	8,300,000	8,346,161
	1.375% 01/15/13	14,000,000	14,105,877
	1.500% 07/15/12	3,000,000	3,005,066
	3.375% 11/30/12	8,500,000	8,634,639
	3.875% 10/31/12	4,000,000	4,062,072
	3.875% 02/15/13	2,450,000	2,513,634
	4.000% 11/15/12	2,500,000	2,543,675
	4.625% 07/31/12	5,000,000	5,036,914
	U.S. GOVERNMENT OBLIGATIONS TOTAL		85,872,909

	Total Government & Agency Obligations (cost of $201,648,175)		201,648,175

Repurchase Agreements — 60.3%
	Repurchase agreement with Bank of Nova Scotia, dated 05/21/12, due 06/20/12 at 0.190%, collateralized by a U.S. Government Agency obligation maturing 05/01/42, market value $5,126,888 (repurchase proceeds $5,000,792)	5,000,000	5,000,000
	Repurchase agreement with Bank of Nova Scotia, dated 05/31/12, due 06/01/12 at 0.190%, collateralized by a U.S. Government Agency obligation maturing 11/01/40, market value $71,400,377 (repurchase proceeds $70,000,369)	70,000,000	70,000,000

2

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with Barclays Capital, dated 05/31/12, due 06/01/12 at 0.200%, collateralized by U.S. Government Agency obligations with various maturities to 01/01/41, market value $67,373,040 (repurchase proceeds $66,052,367)	66,052,000	66,052,000
	Repurchase agreement with BNP Paribas, dated 05/31/12, due 06/01/12 at 0.210%, collateralized by corporate bonds and U.S. Government Agency obligations with various maturities to 12/21/12, market value $7,225,451 (repurchase proceeds $7,015,041)	7,015,000	7,015,000
	Repurchase agreement with Credit Suisse First Boston, dated 04/19/12, due 07/18/12 at 0.220%, collateralized by a U.S. Government Agency obligation maturing 03/20/40, market value $9,181,490 (repurchase proceeds $9,004,950)	9,000,000	9,000,000
	Repurchase agreement with Credit Suisse First Boston, dated 05/22/12, due 08/21/12 at 0.230%, collateralized by a U.S. Government Agency obligation maturing 03/20/40, market value $5,100,399 (repurchase proceeds $5,002,907)	5,000,000	5,000,000
	Repurchase agreement with Goldman Sachs, dated 05/31/12, due 06/01/12 at 0.210%, collateralized by a corporate bond and a U.S. Government Agency obligation maturing 06/04/12, market value $5,067,630 (repurchase proceeds $4,920,029)	4,920,000	4,920,000
	Repurchase agreement with RBC Capital Markets, dated 05/31/12, due 06/01/12 at 0.190%, collateralized by a U.S. Government Agency obligation maturing 07/20/41, market value $66,300,001 (repurchase proceeds $65,000,343)	65,000,000	65,000,000
	Repurchase agreement with UBS Securities LLC, dated 05/31/12, due 06/01/12 at 0.220%, collateralized by U.S. Government Agency obligations and corporate bonds with various maturities to 10/15/24, market value $4,280,846 (repurchase proceeds $4,180,026)	4,180,000	4,180,000
	Repurchase agreement with Wells Fargo, dated 05/31/12, due 06/01/12 at 0.210%, collateralized by U.S. Government Agency obligations with various maturities to 11/01/41, market value $71,400,000 (repurchase proceeds $70,000,408)	70,000,000	70,000,000

	Total Repurchase Agreements (cost of $306,167,000)		306,167,000

3

Total Investments — 100.0% (cost of $507,815,175)(d)	507,815,175

Other Assets & Liabilities, Net — 0.0%	214,638

Net Assets — 100.0%	508,029,813

Notes to Investment Portfolio:
*

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust’s Board of Trustees (“the Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2012, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$201,648,175	$—	$201,648,175
Total Repurchase Agreements	—	306,167,000	—	306,167,000
Total Investments	$—	$507,815,175	$—	$507,815,175

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the nine months ended May 31, 2012, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2012.

(b)	Parenthetical date represents the effective maturity date for the security.

(c)	The rate shown represents the discount rate at the date of purchase.

4

(d)	Cost for federal income tax purposes is $507,815,175.

5

INVESTMENT PORTFOLIO
May 31, 2012 (Unaudited)	BofA Government Reserves

		Par ($)	Value ($)*
Government & Agency Obligations — 104.2%
U.S. Government Agencies — 79.7%
Federal Farm Credit Bank
	0.080% 06/27/12 (a)	20,485,000	20,483,816
	0.150% 07/05/12 (a)	65,000,000	64,990,792
	0.169% 10/26/12 (06/26/12) (b)(c)	20,000,000	19,997,580
	0.179% 09/27/13 (06/27/12) (b)(c)	68,000,000	67,986,363
	0.189% 07/29/13 (06/29/12) (b)(c)	665,000	664,222
	0.209% 07/24/13 (06/24/12) (b)(c)	705,000	704,348
	0.209% 08/01/13 (06/01/12) (b)(c)	37,000,000	36,991,372
	0.219% 07/16/12 (06/16/12) (b)(c)	21,680,000	21,682,483
	0.229% 12/28/12 (06/28/12) (b)(c)	77,000,000	77,000,124
	0.230% 11/19/13 (06/19/12) (b)(c)	5,250,000	5,249,269
	0.239% 08/28/12 (06/28/12) (b)(c)	1,400,000	1,400,348
	0.239% 11/27/12 (06/27/12) (b)(c)	13,000,000	13,000,659
	0.240% 02/01/13 (08/01/12) (b)(c)	8,000,000	7,998,915
	0.249% 11/13/12 (06/13/12) (b)(c)	11,090,000	11,092,054
	0.259% 10/12/12 (06/12/12) (b)(c)	4,991,000	4,992,111
	0.259% 11/05/12 (06/05/12) (b)(c)	3,720,000	3,720,653
	0.259% 12/13/12 (06/13/12) (b)(c)	66,242,000	66,248,930
	0.259% 01/10/13 (06/10/12) (b)(c)	99,700,000	99,690,745
	0.300% 11/26/12 (06/01/12) (b)(c)	75,000,000	75,000,000
	0.300% 04/11/13 (07/11/12) (b)(c)	8,140,000	8,142,125
	0.300% 05/03/13 (08/03/12) (b)(c)	6,870,000	6,873,210
	0.300% 04/25/14 (06/01/12) (b)(c)	235,000	234,309
	0.339% 10/01/12 (06/01/12) (b)(c)	6,000,000	6,002,849
	0.360% 11/27/13 (06/01/12) (b)(c)	117,000,000	117,000,000
	0.384% 03/22/13 (06/22/12) (b)(c)	37,000,000	36,999,839
	0.411% 01/25/13 (07/25/12) (b)(c)	12,530,000	12,530,793
	0.416% 02/07/13 (08/07/12) (b)(c)	82,000,000	81,995,491
	0.429% 08/27/12 (06/27/12) (b)(c)	725,000	725,510
	0.500% 07/10/12	13,500,000	13,504,575
Federal Home Loan Bank
	0.010% 06/01/12	227,309,000	227,309,000
	0.030% 06/08/12 (a)	10,000,000	9,999,942
	0.045% 06/13/12 (a)	21,400,000	21,399,679
	0.060% 06/20/12 (a)	126,415,000	126,410,997
	0.060% 07/06/12 (a)	23,600,000	23,598,623
	0.065% 06/01/12	46,213,000	46,213,000
	0.070% 06/29/12 (a)	84,275,000	84,270,412
	0.080% 06/01/12	70,351,000	70,351,000
	0.080% 06/08/12 (a)	38,158,000	38,157,406

1

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
0.080% 06/22/12 (a)	161,480,000	161,472,464
0.080% 06/27/12 (a)	420,870,000	420,845,683
0.080% 07/02/12 (a)	2,755,000	2,754,810
0.085% 06/01/12	83,330,000	83,330,000
0.085% 06/06/12 (a)	54,434,000	54,433,357
0.085% 06/27/12 (a)	19,170,000	19,168,823
0.085% 08/01/12 (a)	147,785,000	147,763,715
0.090% 06/20/12 (a)	71,978,000	71,974,581
0.090% 06/22/12 (a)	22,522,000	22,520,818
0.090% 06/27/12 (a)	23,330,000	23,328,484
0.093% 06/08/12 (a)	45,627,000	45,626,175
0.095% 06/01/12	37,540,000	37,540,000
0.095% 06/06/12 (a)	156,640,000	156,637,933
0.095% 06/08/12 (a)	41,710,000	41,709,230
0.095% 06/13/12 (a)	83,320,000	83,317,362
0.095% 06/19/12 (a)	12,555,000	12,554,404
0.095% 06/20/12 (a)	274,180,000	274,166,253
0.095% 07/05/12 (a)	8,350,000	8,349,251
0.095% 07/06/12 (a)	13,170,000	13,168,784
0.100% 06/08/12 (a)	41,860,000	41,859,186
0.100% 06/13/12 (a)	195,540,000	195,533,482
0.100% 06/22/12 (a)	261,500,000	261,484,746
0.100% 06/27/12 (a)	56,965,000	56,960,886
0.100% 07/05/12 (a)	62,759,000	62,753,073
0.105% 07/13/12 (a)	15,460,000	15,458,106
0.105% 08/10/12 (a)	55,986,000	55,974,569
0.110% 06/01/12	484,455,000	484,455,000
0.110% 06/15/12 (a)	305,850,000	305,836,916
0.110% 08/22/12 (a)	83,330,000	83,309,121
0.115% 07/11/12 (a)	20,700,000	20,697,355
0.160% 06/07/12	16,820,000	16,820,159
0.160% 11/13/12 (a)	41,793,000	41,762,352
0.189% 10/25/12 (06/25/12) (b)(c)	56,300,000	56,295,453
0.190% 06/01/12	33,710,000	33,710,000
0.200% 11/19/12	29,000,000	29,008,613
0.200% 11/29/12	14,000,000	14,003,995
0.240% 11/08/13 (06/01/12) (b)(c)	6,820,000	6,816,037
0.250% 11/08/13 (06/01/12) (b)(c)	59,190,000	59,155,472
0.260% 11/25/13 (06/01/12) (b)(c)	38,000,000	37,988,595
0.330% 05/09/13 (06/01/12) (b)(c)	23,200,000	23,200,000

2

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
1.625% 11/21/12	1,640,000	1,651,403
4.375% 06/08/12	6,060,000	6,064,420
U.S. GOVERNMENT AGENCIES TOTAL		5,122,074,610
U.S. Government Obligations — 24.5%
U.S. Treasury Bill
0.060% 06/28/12 (d)	44,901,000	44,898,980
U.S. Treasury Note
0.375% 09/30/12	53,000,000	53,047,807
0.375% 10/31/12	5,500,000	5,506,225
0.500% 11/30/12	127,000,000	127,203,869
1.125% 12/15/12	90,000,000	90,459,134
1.375% 09/15/12	55,800,000	55,997,195
1.375% 10/15/12	54,000,000	54,249,937
1.375% 11/15/12	30,000,000	30,164,965
1.375% 01/15/13	184,500,000	185,885,021
1.500% 07/15/12	144,300,000	144,545,421
1.750% 08/15/12	149,965,000	150,466,546
1.875% 06/15/12	223,080,000	223,234,829
3.375% 11/30/12	58,100,000	59,020,333
3.875% 10/31/12	95,500,000	96,980,181
3.875% 02/15/13	42,720,000	43,829,546
4.000% 11/15/12	100,500,000	102,265,409
4.125% 08/31/12	73,000,000	73,728,885
4.625% 07/31/12	34,000,000	34,252,415
U.S. GOVERNMENT OBLIGATIONS TOTAL		1,575,736,698

Total Government & Agency Obligations (cost of $6,697,811,308)		6,697,811,308

Total Investments — 104.2% (cost of $6,697,811,308)(e)		6,697,811,308

Other Assets & Liabilities, Net — (4.2)%		(271,674,177)

Net Assets — 100.0%		6,426,137,131

3

Notes to Investment Portfolio:
*

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust’s Board of Trustees (“the Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•                  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2012, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$6,697,811,308	$—	$6,697,811,308
Total Investments	$—	$6,697,811,308	$—	$6,697,811,308

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the nine months ended May 31, 2012, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)	The rate shown represents the discount rate at the date of purchase.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2012.

(c)	Parenthetical date represents the effective maturity date for the security.

(d)	The rate shown represents the annualized yield at the date of purchase.

(e)	Cost for federal income tax purposes is $6,697,811,308.

4

INVESTMENT PORTFOLIO
May 31, 2012 (Unaudited)	BofA Massachusetts Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds — 96.9%
MASSACHUSETTS — 83.9%
MA Arlington
	Series 2001,
	Insured: NATL-RE,
	Pre-refunded 06/15/12,
	4.750% 06/15/19	500,000	505,851
MA Barclays Capital Municipal Trust Receipts
	Harvard University,
	Series 2010,
	LIQ FAC: Barclays Bank PLC
	0.160% 12/15/34 (06/07/12) (a)(b)(c)	3,150,000	3,150,000
MA Barnstable
	Series 2012,
	2.000% 09/15/12	1,070,000	1,075,391
MA Bay Transportation Authority
	Series 2000 A1,
	SPA: Barclays Bank PLC
	0.160% 03/01/30 (06/06/12) (a)(b)	6,815,000	6,815,000
	Series 2002 A,
	Pre-refunded 07/01/12:
	5.000% 07/01/32	1,000,000	1,003,877
	5.250% 07/01/23	2,850,000	2,861,669
MA Billerica
	Series 2012,
	1.000% 05/17/13	2,612,000	2,630,862
MA Cohasset
	Series 2009,
	2.000% 11/15/12	855,000	861,178
	Series 2011,
	1.000% 12/07/12	2,387,150	2,392,170
MA Department of Transportation
	Contract Assistance-A7,
	Series 2010,
	SPA: JPMorgan Chase Bank
	0.170% 01/01/29 (06/06/12) (a)(b)	5,360,000	5,360,000
	Series 2010 A2,
	LOC: Wells Fargo Bank N.A.
	0.160% 01/01/37 (06/06/12) (a)(b)	2,500,000	2,500,000
MA Deutsche Bank Spears/Lifers Trust
	Massachusetts State College Building Authority,
	Series 2008,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.240% 05/01/39 (06/07/12) (a)(b)	3,565,000	3,565,000
MA Development Finance Agency
	Abby Kelly Foster Charter,
	Series 2008,
	LOC: TD Bank N.A.
	0.180% 09/01/38 (06/07/12) (a)(b)	4,765,000	4,765,000
	Babson College,
	Series 2008 A,
	LOC: FHLB

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
	0.170% 10/01/32 (06/07/12) (a)(b)	2,035,000	2,035,000
	Beth Israel Deaconess Medical:
	Series 2011 A,
	LOC: Citizens Bank
	0.190% 06/01/41 (06/07/12) (a)(b)	9,075,000	9,075,000
	Series 2011 B,
	LOC: M&T Bank
	0.200% 06/01/41 (06/07/12) (a)(b)	6,675,000	6,675,000
	Boston University:
	Series 2008 U-1,
	LOC: Bank of Nova Scotia
	0.130% 10/01/40 (06/07/12) (a)(b)	2,800,000	2,800,000
	Series 2008 U-3,
	LOC: Northern Trust Co.
	0.130% 10/01/40 (06/07/12) (a)(b)	5,405,000	5,405,000
	Partners Healthcare System,
	Series 2012,
	LIQ FAC: Citibank N.A.
	0.180% 07/01/19 (06/07/12) (a)(b)(c)	1,500,000	1,500,000
	The Fay School, Inc.,
	Series 2008,
	LOC: TD Bank N.A.
	0.160% 04/01/38 (06/07/12) (a)(b)	6,460,000	6,460,000
MA Fall River
	Series 2012,
	DPCE: State Aid Withholding
	4.000% 03/01/13	1,665,000	1,709,681
MA Falmouth
	Series 2011,
	1.500% 07/27/12	2,530,000	2,534,250
	Series 2012 A,
	1.250% 07/27/12	3,256,839	3,261,920
MA Franklin
	Series 2012,
	1.500% 08/16/12	2,500,000	2,506,560
MA Hanover
	Series 2011,
	1.000% 09/14/12	6,000,000	6,011,823
MA Health & Educational Facilities Authority
	Bentley University,
	Series 2000 K,
	LOC: JPMorgan Chase Bank
	0.160% 07/01/30 (06/06/12) (a)(b)	1,000,000	1,000,000
	Caritas Christi,
	Series 2002 B,
	Escrowed to maturity,
	6.500% 07/01/12	805,000	808,982
	Harrington Memorial,
	Series 2008 A,
	LOC: TD Bank N.A.
	0.180% 07/01/38 (06/06/12) (a)(b)	6,800,000	6,800,000
	Partners Healthcare Systems:
	Series 2003 D-3,
	SPA: JPMorgan Chase Bank

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
	0.170% 07/01/38 (06/07/12) (a)(b)	3,490,000	3,490,000
	Series 2010 J-2,
	5.000% 07/01/12	850,000	853,247
	Series 2008 N,
	LOC: TD Bank N.A.
	0.210% 02/01/38 (06/01/12) (a)(b)	495,000	495,000
MA Holliston
	Series 2012,
	1.000% 05/24/13	1,560,000	1,568,797
MA Housing Finance Agency
	ROCS RRII R 11928,
	Series 2011, AMT,
	LIQ FAC: Citibank N.A.
	0.280% 06/01/36 (06/07/12) (a)(b)(c)	3,195,000	3,195,000
MA Industrial Finance Agency
	120 Chestnut Street LP,
	Series 1992,
	LOC: Sumitomo Bank Ltd.
	0.160% 08/01/26 (06/06/12) (a)(b)	2,670,000	2,670,000
	Berkshire School, Inc.,
	Series 1990,
	LOC: JPMorgan Chase Bank
	0.160% 09/01/20 (06/06/12) (a)(b)	3,200,000	3,200,000
MA JPMorgan Chase Putters/Drivers Trust
	Series 2012 4098,
	LIQ FAC: JPMorgan Chase Bank
	0.250% 01/01/17 (06/01/12) (a)(b)(c)	3,500,000	3,500,000
MA Lowell
	Series 2010,
	DPCE: State Aid Withholding
	3.000% 09/01/12	1,935,000	1,947,404
MA Marlborough
	Series 2011,
	2.000% 06/15/12	899,000	899,514
MA Medfield
	Series 2012,
	3.000% 03/15/13	1,120,000	1,143,824
MA Nantucket
	Series 2012,
	2.000% 12/01/12 (d)	1,075,000	1,083,600
MA Natick
	Series 2012 A,
	2.000% 06/01/13 (d)	673,000	683,681
	Series 2012 B,
	1.000% 08/01/12 (d)	2,000,000	2,002,420
MA Newburyport
	Series 2012,
	1.000% 01/18/13	2,816,000	2,826,333
MA Norfolk County
	Series 2012,
	1.000% 10/26/12	1,000,000	1,001,989

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
MA North Reading
	Series 2012,
	2.000% 05/15/13 (d)	1,626,000	1,650,000
MA Norwood
	Series 2012,
	1.250% 01/18/13	3,800,000	3,821,969
MA Puttable Floating Option Tax-Exempt Receipts
	Massachusetts State Development Finance Agency,
	Haverhill Mills Project,
	Series 2008, AMT,
	LIQ FAC: FHLMC
	0.380% 05/01/55 (06/07/12) (a)(b)	10,730,000	10,730,000
MA Quincy
	Series 2011 B,
	1.500% 07/27/12	6,000,000	6,010,329
MA Shrewsbury
	Series 2011,
	1.000% 11/16/12	3,500,000	3,511,049
MA State
	Central Artery,
	Series 2000 B,
	SPA: State Street Bank & Trust Co.
	0.210% 12/01/30 (06/01/12) (a)(b)	4,050,000	4,050,000
	Series 2002 C:
	Insured: AGMC,
	Pre-refunded 11/01/12,
	5.250% 11/01/30	2,000,000	2,041,367
	Pre-refunded 11/01/12,
	5.500% 11/01/20	1,400,000	1,430,218
	Series 2002 E,
	Insured: AGMC,
	Pre-refunded 01/01/13,
	5.250% 01/01/18	500,000	513,993
	Series 2008 C27,
	SPA: Wells Fargo Bank N.A.
	0.200% 11/01/25 (06/06/12) (a)(b)(c)	6,610,000	6,610,000
MA University of Massachusetts Building Authority
	Series 2008 1,
	LOC: Lloyds TSB Bank PLC
	0.210% 05/01/38 (06/06/12) (a)(b)	4,655,000	4,655,000
MA Water Resources Authority
	ROCS RRII R 11914,
	Series 2011,
	LIQ FAC: Citibank N.A.
	0.180% 08/01/18 (06/07/12) (a)(b)(c)	2,590,000	2,590,000

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
MA Westborough
	Series 2010,
	4.000% 08/15/12	1,325,000	1,334,848
MASSACHUSETTS TOTAL			175,578,796
NEW JERSEY — 2.7%
NJ Economic Development Authority
	Series 1992,
	LOC: BNP Paribas
	0.600% 06/01/12	5,720,000	5,720,000
NEW JERSEY TOTAL			5,720,000
PENNSYLVANIA — 1.2%
PA Higher Educational Facilities Authority
	Drexel University,
	Series 2007 B,
	LOC: Wells Fargo Bank N.A.
	0.180% 05/01/37 (06/07/12) (a)(b)	2,520,000	2,520,000
PENNSYLVANIA TOTAL			2,520,000
PUERTO RICO — 9.1%
PR Commonwealth of Puerto Rico BB&T Municipal Trust
	Series 2007,
	LOC: Branch Banking & Trust
	0.190% 01/01/28 (06/07/12) (a)(b)	1,625,000	1,625,000
PR Commonwealth of Puerto Rico Deutsche Bank Spears/Lifers Trust
	Series 2008,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.240% 08/01/54 (06/07/12) (a)(b)	5,396,000	5,396,000
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1998 A,
	LOC: Bank of Nova Scotia
	0.120% 07/01/28 (06/06/12) (a)(b)	4,370,000	4,370,000
PR Commonwealth of Puerto Rico
	Series 2003 C-5-2,
	LOC: Barclays Bank PLC
	0.190% 07/01/20 (06/07/12) (a)(b)	7,630,000	7,630,000
	PUERTO RICO TOTAL		19,021,000

	Total Municipal Bonds (cost of $202,839,796)		202,839,796

Closed-End Investment Company — 4.3%
OTHER — 4.3%
Nuveen Premier Municipal Opportunity Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.320% 12/01/40 (06/07/12) (a)(b)(c)	9,000,000	9,000,000
	OTHER TOTAL		9,000,000

	Total Closed-End Investment Company (cost of $9,000,000)		9,000,000

5

Total Investments — 101.2% (cost of $211,839,796)(e)	211,839,796

Other Assets & Liabilities, Net — (1.2)%	(2,479,806)

Net Assets — 100.0%	209,359,990

Notes to Investment Portfolio:
*

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust’s Board of Trustees (“the Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•                  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2012, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$202,839,796	$—	$202,839,796
Total Closed-End Investment Company	—	9,000,000	—	9,000,000
Total Investments	$—	$211,839,796	$—	$211,839,796

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the nine months ended May 31, 2012, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

6

(a)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2012.

(b)	Parenthetical date represents the effective maturity date for the security.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, these securities, which are not illiquid, amounted to $29,545,000 or 14.1% of net assets for the Fund.

(d)	Security purchased on a delayed delivery basis.

(e)	Cost for federal income tax purposes is $211,839,796.

Acronym	Name

AGMC	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
NATL-RE	National Public Finance Guarantee Corp.
Putters	Puttable Tax-Exempt Receipts
SPA	Stand-by Purchase Agreement

7

INVESTMENT PORTFOLIO
May 31, 2012 (Unaudited)	BofA Money Market Reserves

		Par ($)	Value ($)*

Commercial Paper(a) — 20.0%
ANZ National International Ltd.
	0.300% 07/23/12 (b)	4,100,000	4,098,223
	0.360% 11/05/12 (b)	46,400,000	46,327,152
	0.410% 10/03/12 (b)	67,000,000	66,905,381
ASB Finance Ltd.
	0.480% 09/27/12 (b)	18,500,000	18,470,893
	1.000% 12/03/12 (b)	44,245,000	44,245,000
Australia & New Zealand Banking Group Ltd.
	0.299% 11/27/12 (06/27/12) (b)(c)(d)	100,000,000	100,000,000
	0.555% 06/22/12 (b)	57,410,000	57,391,414
BNZ International Funding Ltd.
	0.349% 11/16/12 (06/18/12) (b)(c)(d)	46,995,000	46,995,000
	0.500% 08/08/12 (b)	11,600,000	11,589,044
	0.520% 08/16/12 (b)	36,000,000	35,960,480
	0.540% 07/27/12 (b)	36,195,000	36,164,596
	0.590% 07/12/12 (b)	51,000,000	50,965,731
	0.610% 07/05/12 (b)	68,000,000	67,960,824
Caisse des Depots et Consignations
	0.375% 07/17/12 (b)	28,000,000	27,986,583
	0.380% 07/20/12 (b)	98,000,000	97,949,312
	0.400% 07/02/12 (b)	108,470,000	108,432,638
	0.400% 07/17/12 (b)	15,000,000	14,992,333
	0.450% 07/06/12 (b)	22,000,000	21,990,375
Commonwealth Bank of Australia
	0.269% 11/09/12 (06/12/12) (b)(c)(d)	86,020,000	86,016,237
	0.290% 10/18/12 (06/18/12) (b)(c)(d)	39,115,000	39,115,000
	0.310% 10/26/12 (b)	47,615,000	47,554,727
	0.490% 07/12/12 (b)	34,000,000	33,981,026
	0.600% 06/06/12 (b)	60,000,000	59,995,000
Erste Abwicklungsanstalt
	0.440% 09/25/12 (b)	29,985,000	29,942,488
	0.500% 09/24/12 (b)	52,745,000	52,660,755
	0.520% 11/09/12 (b)	63,285,000	63,137,827
	0.520% 11/16/12 (b)	23,810,000	23,752,221
	0.570% 08/27/12 (b)	50,000,000	49,931,125
	0.580% 10/19/12 (b)	63,670,000	63,526,389
	0.600% 07/03/12 (b)	46,000,000	45,975,467
	0.600% 10/05/12 (b)	106,000,000	105,777,400
	0.600% 10/09/12 (b)	62,000,000	61,865,667

1

		Par ($)	Value ($)

Commercial Paper(a) — (continued)
General Electric Co.
	0.160% 06/27/12	31,000,000	30,996,418
ING (U.S.) Funding LLC
	0.370% 07/16/12	17,060,000	17,052,110
	0.375% 07/02/12	5,290,000	5,288,292
	0.375% 07/09/12	21,755,000	21,746,389
	0.375% 07/12/12	51,185,000	51,163,140
	0.375% 07/17/12	42,655,000	42,634,561
Johnson & Johnson
	0.150% 07/23/12 (b)	9,150,000	9,148,018
National Australia Funding Delaware, Inc.
	0.320% 11/01/12 (b)	43,010,000	42,951,506
Nestle Finance International Ltd.
	0.300% 12/17/12	15,000,000	14,975,125
	0.310% 12/17/12	32,370,000	32,314,530
Prudential PLC
	0.450% 07/02/12 (b)	39,650,000	39,634,636
Rabobank U.S.A. Financial Corp.
	0.380% 07/20/12	23,000,000	22,988,104
Toyota Credit Canada, Inc.
	0.200% 07/05/12	5,000,000	4,999,056
	0.200% 07/25/12	13,525,000	13,520,942
Westpac Banking Corp.
	0.450% 07/12/12 (b)	58,000,000	57,970,275
	0.480% 07/12/12 (b)	81,000,000	80,955,720
Westpac Securities NZ Ltd.
	0.390% 10/02/12 (b)	6,000,000	5,992,005
	0.420% 09/06/12 (b)	30,857,000	30,822,080
	0.430% 10/01/12 (b)	37,660,000	37,605,121
	0.500% 07/24/12 (b)	32,600,000	32,576,003
	0.500% 08/23/12 (b)	35,000,000	34,959,653
	0.500% 08/27/12 (b)	5,000,000	4,993,958
	0.510% 07/18/12 (b)	86,250,000	86,192,572
	0.510% 08/08/12 (b)	44,000,000	43,957,613
	0.530% 08/07/12 (b)	32,000,000	31,968,436

Total Commercial Paper (cost of $2,419,062,571)			2,419,062,571

Asset-Backed Commercial Paper(a) — 17.7%
Atlantis One Funding Corp.
	0.390% 07/24/12 (b)	44,000,000	43,974,737
Chariot Funding LLC
	0.320% 07/05/12 (b)	18,000,000	17,994,560

2

		Par ($)	Value ($)
Asset-Backed Commercial Paper(a) — (continued)
Fairway Finance Corp.
	0.269% 11/09/12 (06/11/12) (b)(c)(d)	30,107,000	30,107,000
FCAR Owner Trust
	0.290% 06/04/12	14,400,000	14,399,652
	0.290% 07/02/12	121,050,000	121,019,771
	0.300% 06/01/12	10,750,000	10,750,000
	0.450% 10/01/12	102,000,000	101,844,450
	0.470% 08/01/12	46,100,000	46,063,286
	0.500% 09/04/12	8,000,000	7,989,444
	0.550% 07/02/12	152,900,000	152,827,585
Gotham Funding Corp.
	0.260% 07/18/12 (b)	50,000,000	49,983,028
Jupiter Securitization Co. LLC
	0.320% 07/05/12 (b)	18,000,000	17,994,560
Kells Funding LLC
	0.440% 06/19/12 (b)	39,700,000	39,691,266
	0.450% 06/18/12 (b)	50,500,000	50,489,269
	0.500% 07/11/12 (b)	50,500,000	50,471,944
	0.550% 07/26/12 (b)	69,345,000	69,286,731
	0.550% 10/01/12 (b)	19,110,000	19,074,381
	0.550% 10/02/12 (b)	83,985,000	83,827,178
	0.570% 07/02/12 (b)	81,140,000	81,100,174
	0.570% 07/03/12 (b)	120,950,000	120,888,719
	0.610% 10/01/12 (b)	10,000,000	9,979,328
Manhattan Asset Funding Co. LLC
	0.210% 06/11/12 (b)	74,383,000	74,378,661
	0.220% 06/05/12 (b)	25,000,000	24,999,389
MetLife Short Term Funding LLC
	0.240% 06/11/12 (b)	32,800,000	32,797,813
Mont Blanc Capital Corp.
	0.420% 08/06/12 (b)	14,385,000	14,373,924
	0.420% 08/07/12 (b)	23,975,000	23,956,260
Rhein Main Securitisation Ltd.
	0.520% 06/06/12 (b)	43,235,000	43,231,877
	0.520% 06/07/12 (b)	14,335,000	14,333,758
Rheingold Securitisation Ltd.
	0.460% 06/12/12 (b)	46,290,000	46,283,494
	0.460% 06/13/12 (b)	92,575,000	92,560,805
	0.480% 06/07/12 (b)	92,615,000	92,607,591
Royal Park Investments Funding Corp.
	0.700% 06/19/12 (b)	66,800,000	66,776,620
	0.700% 06/28/12 (b)	49,000,000	48,974,275

3

		Par ($)	Value ($)
Asset-Backed Commercial Paper(a) — (continued)
	0.720% 07/02/12 (b)	38,840,000	38,815,919
	0.850% 06/05/12 (b)	58,505,000	58,499,474
	0.850% 06/08/12 (b)	18,880,000	18,876,880
	0.850% 06/14/12 (b)	82,455,000	82,429,691
Salisbury Receivables Co. LLC
	0.260% 08/09/12 (b)	41,751,000	41,730,194
	0.330% 07/09/12 (b)	10,000,000	9,996,517
Sheffield Receivables Corp.
	0.280% 07/30/12 (b)	13,255,000	13,248,917
	0.280% 08/02/12 (b)	65,225,000	65,193,547
	0.290% 07/27/12 (b)	33,210,000	33,195,019
Surrey Funding Corp.
	0.350% 07/17/12 (b)	3,445,000	3,443,459
Working Capital Management Co.
	0.230% 06/04/12 (b)	14,635,000	14,634,719
	0.240% 06/12/12 (b)	48,775,000	48,771,423

Total Asset-Backed Commercial Paper (cost of $2,143,867,289)			2,143,867,289

Certificates of Deposit — 17.7%
Bank of Nova Scotia/Houston
	0.289% 10/15/12 (06/15/12) (c)(d)	105,050,000	105,050,000
	0.290% 10/18/12 (06/18/12) (c)(d)	50,000,000	50,000,000
	0.320% 10/18/12	50,000,000	50,000,000
	0.420% 07/09/12	83,000,000	83,000,000
	0.750% 10/15/12	3,610,000	3,615,340
	0.766% 10/18/12 (07/18/12) (c)(d)	6,825,000	6,835,117
Bank of Tokyo-Mitsubishi UFJ Ltd./NY
	0.350% 07/31/12	110,000,000	110,000,000
	0.350% 08/10/12	32,000,000	32,000,000
	0.360% 07/10/12	95,000,000	95,000,000
	0.370% 06/11/12	51,000,000	51,000,000
	0.370% 06/25/12	40,500,000	40,500,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
	0.430% 07/12/12	53,450,000	53,450,000
	0.520% 10/12/12	46,680,000	46,680,000
	0.566% 11/09/12 (08/10/12) (c)(d)	14,860,000	14,864,621
	0.610% 08/02/12	8,180,000	8,183,653
DnB Norbank ASA/NY
	0.380% 06/14/12	30,050,000	30,050,000
	0.380% 07/02/12	59,000,000	59,000,000
	0.400% 06/18/12	25,000,000	25,000,000

4

		Par ($)	Value ($)
Certificates of Deposit — (continued)
National Australia Bank Ltd.
	0.289% 10/26/12 (06/26/12) (c)(d)	74,895,000	74,895,000
	0.340% 11/09/12	43,395,000	43,395,000
	0.380% 07/18/12	47,000,000	47,000,000
	0.400% 07/16/12	36,000,000	36,000,000
Nordea Bank Finland/NY
	0.350% 06/13/12	22,200,000	22,200,000
	0.380% 06/25/12	71,000,000	71,000,000
	0.380% 07/02/12	48,400,000	48,400,000
	0.520% 06/25/12	33,000,000	33,000,438
	0.620% 07/25/12	59,996,000	60,024,740
Skandinaviska Enskilda Banken/NY
	0.400% 08/31/12	108,520,000	108,520,000
Sumitomo Mitsui Banking Corp./NY
	0.340% 08/08/12	12,000,000	12,000,000
	0.350% 07/25/12	22,295,000	22,295,000
	0.350% 08/01/12	23,000,000	23,000,000
	0.360% 06/12/12	100,000,000	100,000,000
	0.360% 07/09/12	114,300,000	114,300,000
	0.360% 07/11/12	52,550,000	52,550,000
	0.370% 06/01/12	10,000,000	10,000,000
	0.390% 07/09/12	21,705,000	21,705,890
Svenska Handelsbanken/NY
	0.570% 09/04/12	41,500,000	41,500,000
	0.580% 08/24/12	104,000,000	104,002,420
	0.585% 08/17/12	75,000,000	75,000,800
Toronto-Dominion Bank/NY
	0.339% 11/05/12 (06/06/12) (c)(d)	30,935,000	30,944,743
U.S. Bank NA
	0.160% 06/25/12	79,825,000	79,825,000
Westpac Banking Corp./NY
	0.500% 06/27/12	43,000,000	43,000,000

Total Certificates of Deposit (cost of $2,138,787,762)			2,138,787,762

Municipal Bonds(d)(e) — 7.3%
ARIZONA — 0.1%
AZ Pima County Industrial Development Authority
	Tucson Electric Power Co.,
	Series 1982,
	LOC: Bank of New York

5

		Par ($)	Value ($)
Municipal Bonds(d)(e) — (continued)
ARIZONA — (continued)
	0.160% 12/01/22 (06/06/12)	15,450,000	15,450,000
ARIZONA TOTAL			15,450,000
CALIFORNIA — 0.7%
CA Calleguas-Las Virgenes Public Financing Authority
	Municipal Water District,
	Series 2008 A,
	LOC: Wells Fargo Bank N.A.
	0.130% 07/01/37 (06/07/12)	8,535,000	8,535,000
CA East Bay Municipal Utility District
	Series 2008 A-2,
	SPA: Barclays Bank PLC
	0.150% 06/01/38 (06/06/12)	14,300,000	14,300,000
CA Metropolitan Water District of Southern California
	Series 2000 B-4,
	SPA: Wells Fargo Bank N.A.
	0.150% 07/01/35 (06/06/12)	15,300,000	15,300,000
CA State
	Series 2005 A-2-1,
	LOC: Barclays Bank PLC
	0.180% 05/01/40 (06/06/12)	41,625,000	41,625,000
CALIFORNIA TOTAL			79,760,000
COLORADO — 0.4%
CO Housing & Finance Authority
	Multi-Family:
	Series 2003 A-2,
	SPA: FHLB
	0.190% 10/01/33 (06/06/12)	3,000,000	3,000,000
	Series 2004 A1,
	SPA: FHLB
	0.190% 10/01/34 (06/06/12)	10,105,000	10,105,000
	Series 2008 A1,
	SPA: FHLB
	0.190% 04/01/29 (06/06/12)	5,740,000	5,740,000
	Series 2008 C1,
	SPA: FHLB
	0.200% 10/01/38 (06/06/12)	3,970,000	3,970,000
	Series 2001 AA1,
	LOC: FNMA,
	LOC: FHLMC
	0.190% 05/01/41 (06/06/12)	14,505,000	14,505,000
	Series 2005 B-1,
	SPA: FHLB
	0.190% 04/01/40 (06/06/12)	5,830,000	5,830,000
	Series 2006 CL1,
	SPA: FHLB
	0.190% 11/01/36 (06/06/12)	700,000	700,000
	Single Family:
	Series 2002 A-1,
	SPA: FHLB
	0.240% 11/01/13 (06/06/12)	1,340,000	1,340,000
	Series 2003 A1,
	LOC: FNMA,

6

		Par ($)	Value ($)
Municipal Bonds(d)(e) — (continued)
COLORADO — (continued)
	LOC: FHLMC
	0.240% 11/01/30 (06/06/12)	925,000	925,000
	Series 2003 B1,
	LOC: FNMA,
	LOC: FHLMC
	0.190% 11/01/33 (06/06/12)	3,380,000	3,380,000
	Series 2006 B1,
	LOC: FNMA,
	LOC: FHLMC
	0.190% 11/01/36 (06/06/12)	320,000	320,000
	Series 2006 C1,
	LOC: FNMA,
	LOC: FHLMC
	0.190% 11/01/36 (06/06/12)	315,000	315,000
COLORADO TOTAL			50,130,000
CONNECTICUT — 0.3%
CT Housing Finance Authority
	Series 2001 D3, AMT,
	SPA: Bank of Tokyo-Mitsubishi UFJ
	0.250% 05/15/33 (06/07/12)	13,700,000	13,700,000
	Series 2008 A5,
	SPA: FHLB
	0.190% 11/15/38 (06/07/12)	12,049,000	12,049,000
	Series 2008 B4,
	SPA: Landesbank Hessen-Thüringen
	0.210% 11/15/38 (06/07/12)	15,610,000	15,610,000
CONNECTICUT TOTAL			41,359,000
ILLINOIS — 0.4%
IL Toll Highway Authority
	Series 2008 A-1A,
	SPA: JPMorgan Chase Bank
	0.350% 01/01/31 (06/07/12)	51,070,000	51,070,000
ILLINOIS TOTAL			51,070,000
IOWA — 0.2%
IA Finance Authority
	Series 2004 B, AMT,
	SPA: FHLB
	0.240% 07/01/34 (06/07/12)	5,665,000	5,665,000
	Series 2007 C,
	SPA: FHLB
	0.180% 07/01/37 (06/07/12)	895,000	895,000
	Series 2007 G,
	SPA: FHLB
	0.180% 01/01/38 (06/07/12)	1,055,000	1,055,000
	Series 2007,
	SPA: FHLB
	0.180% 01/01/39 (06/07/12)	5,460,000	5,460,000
	Series 2009 G,
	SPA: FHLB
	0.180% 01/01/39 (06/07/12)	6,170,000	6,170,000
IOWA TOTAL			19,245,000

7

		Par ($)	Value ($)
Municipal Bonds(d)(e) — (continued)
MASSACHUSETTS — 0.5%
MA Bay Transportation Authority
	General Transportation System,
	Series 2000 A1,
	SPA: Barclays Bank PLC
	0.160% 03/01/30 (06/06/12)	56,015,000	56,015,000
MA Simmons College
	Series 2008,
	LOC: TD Bank N.A.
	0.200% 10/01/22 (06/07/12)	5,050,000	5,050,000
MASSACHUSETTS TOTAL			61,065,000
MICHIGAN — 0.4%
MI Kent Hospital Finance Authority
	Spectrum Health,
	Series 2008 C,
	LOC: Bank of New York
	0.150% 01/15/26 (06/06/12)	44,100,000	44,100,000
MICHIGAN TOTAL			44,100,000
MINNESOTA — 0.0%
MN Housing Finance Agency
	Residential Housing,
	Series 2007 T,
	SPA: State Street Bank & Trust Co.
	0.210% 07/01/48 (06/07/12)	555,000	555,000
MINNESOTA TOTAL			555,000
MISSOURI — 0.1%
MO St. Louis Industrial Development Authority
	St. Louis Art Museum Foundation,
	Series 2009 B,
	LOC: U.S. Bank N.A.
	0.190% 12/01/40 (06/06/12)	9,930,000	9,930,000
MISSOURI TOTAL			9,930,000
NEW HAMPSHIRE — 0.0%
NH Health & Education Facilities Authority
	Dartmouth College,
	Series 2007 C,
	SPA: JPMorgan Chase Bank
	0.190% 06/01/41 (06/06/12)	4,855,000	4,855,000
NEW HAMPSHIRE TOTAL			4,855,000
NEW MEXICO — 0.1%
NM Finance Authority
	Series 2008,
	LOC: Royal Bank of Canada
	0.180% 12/15/26 (06/07/12)	10,850,000	10,850,000
NEW MEXICO TOTAL			10,850,000
NEW YORK — 0.1%
NY Dormitory Authority
	Long Island Jewish Medical Center,
	Series 2009 B,
	LOC: TD Bank N.A.

8

		Par ($)	Value ($)
Municipal Bonds(d)(e) — (continued)
NEW YORK — (continued)
	0.150% 07/01/39 (06/06/12)	11,780,000	11,780,000
NEW YORK TOTAL			11,780,000
PENNSYLVANIA — 0.4%
PA Philadelphia Airport Revenue
	Series 2005 C2, AMT,
	LOC: Royal Bank of Canada
	0.170% 06/15/25 (06/06/12)	15,300,000	15,300,000
PA Philadelphia Water & Sewer Revenue
	Series 1997 B,
	LOC: TD Bank N.A.
	0.170% 08/01/27 (06/06/12)	30,400,000	30,400,000
PENNSYLVANIA TOTAL			45,700,000
TEXAS — 3.0%
TX JPMorgan Chase Putters/Drivers Trust
	Series 2011 3945,
	LIQ FAC: JPMorgan Chase & Co.
	0.200% 08/30/12 (06/01/12) (b)	150,000,000	150,000,000
	Series 2011 3946,
	LIQ FAC: JPMorgan Chase & Co.
	0.200% 08/30/12 (06/01/12) (b)	8,515,000	8,515,000
	Series 2011 3953,
	LIQ FAC: JPMorgan Chase & Co.
	0.200% 08/30/12 (06/01/12) (b)	41,675,000	41,675,000
	Series 2011 3964,
	LIQ FAC: JPMorgan Chase & Co.
	0.200% 08/30/12 (06/01/12) (b)	39,000,000	39,000,000
TX State
	Product Development Project,
	Series 2005 A,
	SPA: National Australia Bank
	0.220% 06/01/45 (06/07/12)	1,475,000	1,475,000
	Small Business,
	Series 2005 B,
	SPA: National Australia Bank
	0.220% 06/01/45 (06/07/12)	1,125,000	1,125,000
	Veterans Assistance,
	Series 2004 I,
	SPA: JPMorgan Chase Bank
	0.220% 12/01/24 (06/06/12)	5,400,000	5,400,000
	Veterans Housing Assistance,
	Series 1999 A-2,
	LIQ FAC: JPMorgan Chase & Co.
	0.180% 12/01/29 (06/06/12)	26,000,000	26,000,000
	Veterans Housing:
	Series 1997 B-2,
	LIQ FAC: State Street Bank & Trust Co.
	0.220% 12/01/29 (06/06/12)	13,000,000	13,000,000
	Series 2003, AMT,
	SPA: Landesbank Hessen-Thüringen
	0.200% 06/01/34 (06/06/12)	7,815,000	7,815,000
	Series 2004,
	SPA: JPMorgan Chase Bank
	0.220% 06/01/20 (06/06/12)	2,600,000	2,600,000
	Series 2006 B,
	LIQ FAC: Landesbank Hessen-Thüringen

9

		Par ($)	Value ($)
Municipal Bonds(d)(e) — (continued)
TEXAS — (continued)
	0.260% 12/01/26 (06/06/12)	6,465,000	6,465,000
	Series 2009,
	SPA: JPMorgan Chase & Co.
	0.220% 06/01/31 (06/06/12)	740,000	740,000
	Veterans Land:
	Series 2000,
	SPA: JPMorgan Chase Bank:
	0.190% 12/01/20 (06/05/12)	9,940,000	9,940,000
	0.190% 12/01/30 (06/05/12)	12,100,000	12,100,000
	Series 2003,
	SPA: State Street Bank & Trust Co.
	0.180% 12/01/23 (06/05/12)	3,165,000	3,165,000
	Series 2004,
	SPA: State Street Bank & Trust Co.
	0.190% 12/01/24 (06/05/12)	9,760,000	9,760,000
	Series 2006 B,
	SPA: Landesbank Hessen-Thüringen
	0.220% 12/01/26 (06/06/12)	5,795,000	5,795,000
TX University of Texas
	Financing System,
	Series 2008 B,
	LIQ FAC: University of Texas Investment Management Co.
	0.130% 08/01/25 (06/07/12)	20,745,000	20,745,000
TEXAS TOTAL			365,315,000
WASHINGTON — 0.3%
WA Health Care Facilities Authority
	MultiCare Health System,
	Series 2007 C,
	LOC: Barclays Bank PLC
	0.150% 08/15/41 (06/06/12)	17,625,000	17,625,000
WA Port of Seattle
	Series 2008, AMT,
	LOC: Landesbank Hessen-Thüringen
	0.240% 07/01/33 (06/06/12)	17,300,000	17,300,000
WASHINGTON TOTAL			34,925,000
WISCONSIN — 0.3%
WI Health & Educational Facilities Authority
	Wheaton Franciscan Services:
	Series 2003 B,
	LOC: U.S. Bank N.A.
	0.170% 08/15/33 (06/06/12)	11,650,000	11,650,000
	Series 2007,
	LOC: PNC Bank N.A.
	0.160% 08/15/36 (06/06/12)	19,100,000	19,100,000
WI Housing & Economic Development Authority
	Series 2006 B,
	SPA: Bank of Nova Scotia

10

		Par ($)	Value ($)
Municipal Bonds(d)(e) — (continued)
WISCONSIN — (continued)
	0.220% 09/01/37 (06/07/12)	5,010,000	5,010,000
	WISCONSIN TOTAL		35,760,000

	Total Municipal Bonds (cost of $881,849,000)		881,849,000

Time Deposits — 6.4%
Citibank N.A.
	0.160% 06/01/12	200,000,000	200,000,000
Northern Trust Co.
	0.070% 06/01/12	175,000,000	175,000,000
U.S. Bank N.A.
	0.200% 06/01/12	397,460,000	397,460,000

	Total Time Deposits (cost of $772,460,000)		772,460,000

Government & Agency Obligations — 5.2%
U.S. Government Agencies — 3.2%
Federal Farm Credit Bank
	0.150% 07/05/12 (f)	12,000,000	11,998,300
	0.259% 01/10/13 (06/10/12) (c)(d)	34,000,000	33,996,844
Federal Home Loan Bank
	0.250% 11/08/13 (08/01/12) (c)(d)	38,225,000	38,202,702
	0.260% 11/25/13 (06/01/12) (c)(d)	47,830,000	47,815,645
	0.260% 12/06/13 (f)(g)	58,590,000	58,572,189
Federal Home Loan Mortgage Corp.
	0.460% 11/18/13 (06/01/12) (c)(d)	57,800,000	57,782,885
Federal National Mortgage Association
	0.270% 12/20/12 (06/20/12) (c)(d)	25,000,000	24,997,199
	0.390% 01/27/14 (06/01/12) (c)(d)	14,000,000	13,997,641
	0.400% 02/01/13 (08/01/12) (c)(d)	71,300,000	71,291,920
	0.400% 10/17/13 (06/01/12) (c)(d)	29,605,000	29,596,710
U.S. GOVERNMENT AGENCIES TOTAL			388,252,035
U.S. Government Obligations — 2.0%
U.S. Treasury Note
	0.500% 11/30/12	17,500,000	17,527,647
	1.125% 12/15/12	26,985,000	27,121,566
	1.375% 09/15/12	30,800,000	30,908,959
	1.375% 01/15/13	74,985,000	75,550,341
	3.375% 11/30/12	25,000,000	25,396,380
	3.875% 10/31/12	24,375,000	24,751,675

11

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT OBLIGATIONS — (continued)
4.625% 07/31/12	42,680,000	42,994,487
U.S. GOVERNMENT OBLIGATIONS TOTAL		244,251,055

Total Government & Agency Obligations (cost of $632,503,090)		632,503,090

Corporate Bonds — 0.2%
Commonwealth Bank of Australia
2.750% 10/15/12 (b)	16,525,000	16,671,541
5.000% 11/06/12 (b)	1,000,000	1,019,219
HSBC Bank PLC
0.916% 08/03/12 (b)	3,492,000	3,494,967
Shell International Finance BV
0.824% 06/22/12	1,930,000	1,930,604

Total Corporate Bonds (cost of $23,116,331)		23,116,331

Repurchase Agreements — 26.3%
Repurchase agreement with Bank of Nova Scotia, dated 05/31/12, due 06/01/12 at 0.190%, collateralized by U.S. Government Agency obligations with various maturities to 03/01/42, market value $336,601,777 (repurchase proceeds $330,001,742)	330,000,000	330,000,000
Repurchase agreement with Barclays Capital, dated 05/31/12, due 06/01/12 at 0.200%, collateralized by a U.S. Government Agency obligation maturing 10/01/25, market value $9,126,961 (repurchase proceeds $8,948,050)	8,948,000	8,948,000
Repurchase agreement with Barclays Capital, dated 05/31/12, due 06/01/12 at 0.340%, collateralized by common stocks and an exchange traded fund, market value $28,017,017 (repurchase proceeds $25,470,241)	25,470,000	25,470,000
Repurchase agreement with Citibank N.A., dated 05/31/12, due 06/01/12 at 0.200%, collateralized by U.S. Government Agency obligations with various maturities to 04/20/42, market value $157,080,001 (repurchase proceeds $154,000,856)	154,000,000	154,000,000
Repurchase agreement with Credit Suisse First Boston, dated 05/30/12, due 07/30/12 at 0.400%, collateralized by corporate bonds with various maturities to 04/27/22, market value $156,653,621 (repurchase proceeds $149,291,118)	149,190,000	149,190,000

12

		Par ($)	Value ($)
Repurchase Agreements — (continued)

	Repurchase agreement with Credit Suisse First Boston, dated 05/31/12, due 06/01/12 at 0.320%, collateralized by common stocks, exchange traded funds and preferred stocks, market value $236,448,636 (repurchase proceeds $216,501,924)	216,500,000	216,500,000

	Repurchase agreement with Deutsche Bank Securities, dated 05/31/12, due 06/01/12 at 0.370%, collateralized by corporate bonds with various maturities to 11/15/37, market value $84,057,236 (repurchase proceeds $76,415,785)	76,415,000	76,415,000

	Repurchase agreement with Goldman Sachs, dated 05/31/12, due 06/01/12 at 0.190%, collateralized by a U.S. Government Agency obligation maturing 07/09/13, market value $1,846,386 (repurchase proceeds $1,808,010)	1,808,000	1,808,000

	Repurchase agreement with Goldman Sachs, dated 05/31/12, due 06/01/12 at 0.200%, collateralized by U.S. Government Agency obligations with various maturities to 08/01/40, market value $277,441,542 (repurchase proceeds $272,001,511)	272,000,000	272,000,000

	Repurchase agreement with HSBC Securities USA, Inc., dated 05/31/12, due 06/01/12 at 0.270%, collateralized by corporate bonds with various maturities to 04/15/22, market value $200,581,580 (repurchase proceeds $191,031,433)	191,030,000	191,030,000

	Repurchase agreement with J.P. Morgan Securities, dated 04/05/12, due 06/04/12 at 0.450%, collateralized by corporate bonds with various maturities to 03/15/22, market value $43,052,869 (repurchase proceeds $41,030,750)	41,000,000	41,000,000

	Repurchase agreement with J.P. Morgan Securities, dated 04/05/12, due 07/05/12 at 0.560%, collateralized by corporate bonds with various maturities to 03/15/22, market value $43,053,609 (repurchase proceeds $41,058,038)	41,000,000	41,000,000

	Repurchase agreement with J.P. Morgan Securities, dated 05/02/12, due 08/02/12 at 0.490%, collateralized by corporate bonds with various maturities to 09/01/16, market value $23,215,272 (repurchase proceeds $22,132,680)	22,105,000	22,105,000

Repurchase agreement with J.P. Morgan Securities, dated 05/07/12, due 07/09/12 at 0.450%, collateralized by corporate bonds with various maturities to 01/15/20, market value $25,557,621 (repurchase proceeds $24,359,168)	24,340,000	24,340,000

13

		Par ($)	Value ($)
Repurchase Agreements — (continued)

	Repurchase agreement with J.P. Morgan Securities, dated 05/07/12, due 08/07/12 at 0.490%, collateralized by corporate bonds with various maturities to 01/15/21, market value $25,557,410 (repurchase proceeds $24,370,479)	24,340,000	24,340,000

	Repurchase agreement with J.P. Morgan Securities, dated 05/29/12, due 06/05/12 at 0.260%, collateralized by corporate bonds with various maturities to 03/01/22, market value $61,430,000 (repurchase proceeds $58,502,958)	58,500,000	58,500,000

	Repurchase agreement with J.P. Morgan Securities, dated 05/31/12, due 06/01/12 at 0.200%, collateralized by U.S. Government Agency obligations with various maturities to 05/01/42, market value $147,903,522 (repurchase proceeds $145,000,806)	145,000,000	145,000,000

	Repurchase agreement with J.P. Morgan Securities, dated 05/31/12, due 06/01/12 at 0.320%, collateralized by corporate bonds with various maturities to 01/15/22, market value $187,803,299 (repurchase proceeds $178,861,590)	178,860,000	178,860,000

	Repurchase agreement with RBC Capital Markets, dated 05/07/12, due 08/03/12 at 0.470%, collateralized by corporate bonds with various maturities to 04/01/42, market value $140,199,684 (repurchase proceeds $134,033,813)	133,880,000	133,880,000

	Repurchase agreement with RBC Capital Markets, dated 05/31/12, due 06/01/12 at 0.190%, collateralized by U.S. Government Agency obligations with various maturities to 07/20/41, market value $98,294,341 (repurchase proceeds $96,367,509)	96,367,000	96,367,000

	Repurchase agreement with RBC Capital Markets, dated 05/31/12, due 06/07/12 at 0.250%, collateralized by corporate bonds with various maturities to 08/29/12, market value $102,345,951 (repurchase proceeds $99,369,830)	99,365,000	99,365,000

	Repurchase agreement with TD USA Securities, Inc., dated 05/31/12, due 06/01/12 at 0.250%, collateralized by corporate bonds with various maturities to 05/15/22, market value $267,445,501 (repurchase proceeds $254,711,769)	254,710,000	254,710,000

Repurchase agreement with UBS Securities LLC, dated 05/31/12, due 06/01/12 at 0.190%, collateralized by a U.S. Treasury obligation maturing 05/15/22, market value $57,120,041 (repurchase proceeds $56,000,296)	56,000,000	56,000,000

14

		Par ($)	Value ($)
Repurchase Agreements — (continued)

	Repurchase agreement with UBS Securities LLC, dated 05/31/12, due 06/01/12 at 0.210%, collateralized by U.S. Government Agency obligations with various maturities to 05/01/42, market value $162,314,640 proceeds $159,132,928)	159,132,000	159,132,000

	Repurchase agreement with Wells Fargo, dated 05/31/12, due 06/01/12 at 0.210%, collateralized by U.S. Government Agency obligations with various maturities to 04/15/42, market value $271,744,320 (repurchase proceeds $266,417,554)	266,416,000	266,416,000

	Repurchase agreement with Wells Fargo, dated 05/31/12, due 06/01/12 at 0.270%, collateralized by corporate bonds and U.S. Government Agency obligations with various maturities to 04/01/22, market value $155,912,658 (repurchase proceeds $148,631,115)	148,630,000	148,630,000

	Total Repurchase Agreements (cost of $3,175,006,000)		3,175,006,000

	Total Investments — 100.8% (cost of $12,186,652,043)(h)		12,186,652,043

	Other Assets & Liabilities, Net — (0.8)%		(94,766,850)

	Net Assets — 100.0%		12,091,885,193

Notes to Investment Portfolio:

*                 Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust’s Board of Trustees (“the Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

15

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2012, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Commercial Paper	$—	$2,419,062,571	$—	$2,419,062,571
Total Asset-Backed Commercial Paper	—	2,143,867,289	—	2,143,867,289
Total Certificates of Deposit	—	2,138,787,762	—	2,138,787,762
Total Municipal Bonds	—	881,849,000	—	881,849,000
Total Time Deposits	—	772,460,000	—	772,460,000
Total Government & Agency Obligations	—	632,503,090	—	632,503,090
Total Corporate Bonds	—	23,116,331	—	23,116,331
Total Repurchase Agreements	—	3,175,006,000	—	3,175,006,000
Total Investments	$—	$12,186,652,043	$—	$12,186,652,043

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the nine months May 31, 2012, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)   The rate shown represents the discount rate at the date of purchase.

(b)   Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, these securities, which are not illiquid, amounted to $4,110,732,732 or 34.0% of net assets for the Fund.

(c)   The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2012.

(d)   Parenthetical date represents the effective maturity date for the security.

(e)   Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2012.

(f)    The rate shown represents the annualized yield at the date of purchase.

(g)   Security purchased on a delayed delivery basis.

(h)   Cost for federal income tax purposes is $12,186,652,043.

16

Acronym	Name

AMT	Alternative Minimum Tax
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
Putters	Puttable Tax-Exempt Receipts
SPA	Stand-by Purchase Agreement

17

INVESTMENT PORTFOLIO

May 31, 2012 (Unaudited)	BofA Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds — 84.7%
ALABAMA — 0.6%
AL East Central Solid Waste Disposal Authority
	Waste Management, Inc.,
	Three Corners,
	Series 2003, AMT,
	LOC: Wells Fargo Bank N.A.
	0.270% 10/01/38 (06/07/12) (a)(b)	3,225,000	3,225,000
AL Housing Finance Authority
	Pedcor Investments LLC,
	Alison Pointe Apartments,
	Series 2007 B, AMT,
	LOC: U.S. Bank N.A.
	0.220% 04/01/37 (06/07/12) (a)(b)	8,325,000	8,325,000
AL Mobile Solid Waste Disposal Authority
	Waste Management, Inc.,
	Series 2003, AMT,
	LOC: Wells Fargo Bank N.A.
	0.270% 10/01/38 (06/07/12) (a)(b)	4,175,000	4,175,000
AL North Sumter Solid Waste Disposal Authority
	Waste Management, Inc.,
	Emelle Project,
	Series 2003, AMT,
	LOC: Wells Fargo Bank N.A.
	0.270% 10/01/38 (06/07/12) (a)(b)	3,850,000	3,850,000
ALABAMA TOTAL			19,575,000
ARIZONA — 0.4%
AZ Maricopa County Industrial Development Authority
	Series 2005, AMT,
	GTY AGMT: FHLMC
	0.420% 01/01/36 (06/07/12) (a)(b)	6,925,000	6,925,000
	Sonora Vista II Apartments,
	Series 2003 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.330% 12/01/39 (06/07/12) (a)(b)	845,000	845,000
AZ Phoenix Industrial Development Authority
	Phoenix Broadway Associates,
	Sunrise Vista Apartments,
	Series 2003 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.330% 06/01/31 (06/07/12) (a)(b)	4,415,000	4,415,000
ARIZONA TOTAL			12,185,000
ARKANSAS — 0.0%
AR Development Finance Authority
	Series 2007 C106, AMT,
	DPCE: GNMA/FNMA,
	SPA: Wells Fargo Bank N.A.
	0.500% 01/01/35 (06/06/12) (a)(b)	1,400,000	1,400,000
ARKANSAS TOTAL			1,400,000

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — 6.9%
CA Irvine Ranch Water District
	Series 2011 A-1,
	0.170% 10/01/37 (06/07/12) (b)(c)	31,000,000	31,000,000
CA Los Angeles County
	Tax & Revenue Anticipation Notes,
	Series 2011 C,
	2.500% 06/29/12	15,870,000	15,895,392
CA Los Angeles Unified School District
	Tax & Revenue Anticipation Notes,
	Series 2011 A,
	2.000% 08/01/12	10,000,000	10,029,075
CA Metropolitan Water District of Southern California
	Series 2011 A-3,
	0.180% 07/01/36 (06/07/12) (b)(c)	21,435,000	21,435,000
CA San Diego Unified School District
	Tax & Revenue Anticipation Notes,
	Series 2011,
	2.000% 08/07/12	15,000,000	15,048,469
CA Statewide Communities Development Authority
	Kaiser Permanente:
	Series 2009 B-1,
	0.240% 11/09/12	17,000,000	17,000,000
	Series 2009 B-4,
	0.250% 01/18/13	5,000,000	5,000,000
	Series 2008-B,
	0.250% 10/10/12	20,000,000	20,000,000
	Lincoln Corner Apartments,
	Series 2001, AMT,
	GTY AGMT: FHLMC
	0.420% 07/01/15 (06/07/12) (a)(b)	7,835,000	7,835,000
CA State
	Series 2011 A2,
	2.000% 06/26/12	81,930,000	82,020,056
CALIFORNIA TOTAL			225,262,992
COLORADO — 2.0%
CO Boulder County
	Boulder Medical Center PC,
	Series 1998, AMT,
	LOC: Wells Fargo Bank N.A.
	0.330% 01/01/17 (06/07/12) (a)(b)	1,325,000	1,325,000
CO Denver Airport System Revenue
	Series 1992 G, AMT,
	LOC: Lloyds TSB Bank PLC
	0.310% 11/15/25 (06/06/12) (a)(b)	17,850,000	17,850,000
CO Educational & Cultural Facilities Authority
	Flying J Ranch LLC,
	National Jewish Federation Board,
	Series 2006 C2,
	LOC: U.S. Bank N.A.
	0.210% 03/01/36 (06/01/12) (a)(b)	1,600,000	1,600,000

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
COLORADO — (continued)
	JFMC Facilities Corp.,
	National Jewish Federation,
	Series 2008 F1,
	LOC: Northern Trust Co.
	0.200% 09/01/32 (06/01/12) (a)(b)	2,000,000	2,000,000
	Miami Beach Jewish Community,
	National Jewish Federation Board,
	Series 2011 F2,
	LOC: Northern Trust Co.
	0.200% 07/01/41 (06/01/12) (a)(b)	2,580,000	2,580,000
	Milwaukee Jewish Federation, Inc.,
	National Jewish Federation,
	Series 2005 C-1,
	LOC: U.S. Bank N.A.
	0.200% 09/01/35 (06/01/12) (a)(b)	10,600,000	10,600,000
CO Fort Collins
	Residence at Oakridge LLC,
	Series 2001 A, AMT,
	LOC: U.S. Bank N.A.
	0.230% 12/01/32 (06/07/12) (a)(b)	2,905,000	2,905,000
CO Health Facilities Authority
	Catholic Health Initiatives,
	Series 2009 B,
	5.000% 07/01/39 (11/08/12) (b)(c)	4,175,000	4,261,118
CO RBC Municipal Products, Inc., Trust
	Denver City & County Airport,
	Series 2011 E-25, AMT,
	LOC: Royal Bank of Canada
	0.210% 11/15/25 (06/07/12) (a)(b)(d)	22,990,000	22,990,000
COLORADO TOTAL			66,111,118
CONNECTICUT — 0.9%
CT Derby
	Series 2012,
	1.500% 09/04/12	2,650,000	2,658,072
CT Development Authority
	Rand-Whitney Containerboard LP,
	Series 1993, AMT,
	LOC: Bank of Montreal
	0.180% 08/01/23 (06/06/12) (a)(b)	5,000,000	5,000,000
CT Housing Finance Authority
	Merlots,
	Series 2007 C90, AMT,
	SPA: Wells Fargo Bank N.A.
	0.250% 11/15/15 (06/06/12) (a)(b)	1,260,000	1,260,000
CT Shelton
	Series 2011,
	1.000% 08/01/12	8,820,000	8,830,392
CT Trumbull
	Series 2011,
	1.000% 09/07/12	12,550,000	12,574,126
CONNECTICUT TOTAL			30,322,590
DELAWARE — 3.0%
DE Eagle Tax-Exempt Trust
	Series 2008, AMT,

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
DELAWARE — (continued)
	Insured: FHLMC,
	LIQ FAC: FHLB
	0.230% 04/15/49 (06/07/12) (a)(b)	95,935,000	95,935,000
DE University of Delaware
	Series 2005,
	SPA: TD Bank N.A.
	0.180% 11/01/35 (06/01/12) (a)(b)	750,000	750,000
DELAWARE TOTAL			96,685,000
DISTRICT OF COLUMBIA — 2.1%
DC District of Columbia
	Series 1998,
	0.180% 07/01/23 (06/07/12) (b)(c)	8,155,000	8,155,000
	Series 2011,
	2.000% 09/28/12	60,600,000	60,937,690
DISTRICT OF COLUMBIA TOTAL			69,092,690
FLORIDA — 3.2%
FL Alachua County Health Facilities Authority
	Oak Hammock at The University of Florida,
	Series 2002 A,
	LOC: Bank of Scotland
	0.340% 10/01/32 (06/01/12) (a)(b)	40,000,000	40,000,000
FL Development Finance Corp.
	4504 30th Street West LLC,
	Series 2007, AMT,
	LOC: Branch Banking & Trust
	0.360% 09/01/27 (06/07/12) (a)(b)	2,920,000	2,920,000
FL Hillsborough County Industrial Development Authority
	Allied Aerofoam Real Estate,
	Series 2003, AMT,
	LOC: Wells Fargo Bank N.A.
	0.330% 08/01/23 (06/07/12) (a)(b)	2,085,000	2,085,000
	Seaboard Tampa Terminals,
	Series 1986, AMT,
	LOC: Northern Trust Co.
	0.510% 12/01/16 (06/06/12) (a)(b)	4,250,000	4,250,000
FL Housing Finance Corp.
	Tuscany Lakes Ltd.:
	Series 2002 1, AMT,
	DPCE: FNMA
	0.200% 11/15/35 (06/07/12) (a)(b)	3,500,000	3,500,000
	Series 2006 K-3, AMT,
	DPCE: FNMA
	0.220% 11/15/35 (06/07/12) (a)(b)	2,400,000	2,400,000
FL Orange County Housing Finance Authority
	Marbella Cove II LP,
	Series 2007 B, AMT,
	LOC: FHLB
	0.250% 06/15/42 (06/06/12) (a)(b)	4,185,000	4,185,000

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (continued)
FL Puttable Floating Option Tax-Exempt Receipts
	Series 2008, AMT,
	GTY AGMT: FHLMC:
	0.420% 07/01/39 (06/07/12) (a)(b)	8,430,000	8,430,000
	0.420% 03/01/50 (06/07/12) (a)(b)	4,040,000	4,040,000
FL Sunshine State Government Finance
	City of Orlando Program,
	Series H,
	LOC: JPMorgan Chase Bank:
	0.230% 06/13/12	7,085,000	7,085,000
	0.280% 06/08/12	25,000,000	25,000,000
FLORIDA TOTAL			103,895,000
GEORGIA — 2.3%
GA Atlanta Urban Residential Finance Authority
	Series 1992 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.330% 12/01/14 (06/07/12) (a)(b)	1,255,000	1,255,000
GA Bacon Industrial Building Authority
	D. L. Lee & Sons, Inc.,
	Series 2004, AMT,
	LOC: Branch Banking & Trust
	0.260% 09/01/24 (06/07/12) (a)(b)	5,955,000	5,955,000
GA Forsyth County Development Authority
	BRAMA LLC,
	Series 2002, AMT,
	LOC: Wells Fargo Bank N.A.
	0.330% 08/01/21 (06/07/12) (a)(b)	1,500,000	1,500,000
GA Gordon County Development Authority
	Nance Carpet & Rug, Inc.,
	Series 2006, AMT,
	LOC: Branch Banking & Trust
	0.360% 10/01/21 (06/07/12) (a)(b)	1,885,000	1,885,000
GA Gwinnett County Development Authority
	KMD Group LLC,
	Series 2007, AMT,
	LOC: Branch Banking & Trust
	0.360% 02/01/32 (06/06/12) (a)(b)	1,595,000	1,595,000
GA Houston County Development Authority
	Clean Control Corp.,
	Series 2000, AMT,
	LOC: Branch Banking & Trust
	0.260% 06/01/20 (06/07/12) (a)(b)	1,575,000	1,575,000
GA Municipal Gas Authority
	Gas Portfolio III:
	Series 2011 O,
	DPCE: Government of Authority
	2.000% 11/13/12	8,200,000	8,258,160
	Series 2012 P,
	2.000% 05/22/13	11,000,000	11,179,128

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
GEORGIA — (continued)
GA Puttable Floating Option Tax-Exempt Receipts
	Series 2008, AMT,
	GTY AGMT: FHLMC:
	0.380% 12/01/37 (06/07/12) (a)(b)	12,730,000	12,730,000
	0.380% 12/01/43 (06/07/12) (a)(b)	11,685,000	11,685,000
	0.420% 04/01/46 (06/07/12) (a)(b)	8,950,000	8,950,000
GA Savannah Economic Development Authority
	Consolidated Utilities, Inc.,
	Series 2007, AMT,
	LOC: Branch Banking & Trust
	0.260% 11/01/27 (06/07/12) (a)(b)	4,370,000	4,370,000
GA Walton County Industrial Building Authority
	Leggett & Platt, Inc.,
	Series 1995, AMT,
	LOC: Wells Fargo Bank N.A.
	0.430% 10/01/17 (06/06/12) (a)(b)	1,850,000	1,850,000
GA Wayne County Industrial Development Authority
	Absorption Corp.,
	Series 2004, AMT,
	LOC: Branch Banking & Trust
	0.260% 09/01/19 (06/07/12) (a)(b)	1,800,000	1,800,000
GEORGIA TOTAL			74,587,288
IDAHO — 0.1%
ID Eagle Industrial Development Corp.
	Rose Cottage LLC,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	0.380% 09/01/21 (06/07/12) (a)(b)	2,855,000	2,855,000
IDAHO TOTAL			2,855,000
ILLINOIS — 3.8%
IL Aurora
	Airborn LLC,
	Aztec Engineering, Inc.,
	Series 1998, AMT,
	LOC: JPMorgan Chase Bank
	0.290% 10/01/18 (06/07/12) (a)(b)	1,085,000	1,085,000
IL Chicago
	Concordia Place Apartments LP,
	Series 2003, AMT,
	LOC: Harris N.A.
	0.320% 07/01/34 (06/07/12) (a)(b)	12,100,000	12,100,000
	Flying Food Fare Midway,
	Series 1999, AMT,
	LOC: Harris N.A.
	0.300% 12/01/28 (06/07/12) (a)(b)	3,900,000	3,900,000
	Groot Industries, Inc.,
	Series 1995, AMT,
	LOC: JPMorgan Chase Bank
	0.440% 12/01/15 (06/07/12) (a)(b)	500,000	500,000

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
	Merlots:
	Series 2007 C46, AMT,
	SPA: Wells Fargo Bank N.A.
	0.500% 12/01/38 (06/06/12) (a)(b)	1,865,000	1,865,000
	Series 2008 C38, AMT,
	SPA: Wells Fargo Bank N.A.
	0.500% 06/01/43 (06/06/12) (a)(b)(d)	2,130,000	2,130,000
	MRC Polymers, Inc.,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	0.300% 10/01/31 (06/07/12) (a)(b)	3,825,000	3,825,000
	North Larabee LP,
	Series 2001 A, AMT,
	LOC: Harris N.A.
	0.300% 04/01/36 (06/07/12) (a)(b)	4,170,000	4,170,000
	Renaissance St. Luke LP,
	Series 2004 A, AMT,
	LOC: Harris N.A.
	0.300% 01/01/39 (06/07/12) (a)(b)	3,480,000	3,480,000
IL Des Plaines
	MMP Properties LLC,
	Series 1998, AMT,
	LOC: JPMorgan Chase Bank
	0.440% 10/01/18 (06/07/12) (a)(b)	945,000	945,000
IL Finance Authority
	Advocate Healthcare Network Oblong,
	Series 2008 A1,
	0.220% 11/01/30 (01/24/13) (b)(c)	2,900,000	2,900,000
	Barton Manufacturing, Inc.,
	Series 2005, AMT,
	LOC: PNC Bank N.A.
	0.290% 11/01/18 (06/07/12) (a)(b)	1,393,000	1,393,000
	Campanya-Turano Bakery,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	0.440% 08/01/25 (06/07/12) (a)(b)	1,610,000	1,610,000
	Clingan Steel, Inc.,
	Series 2003 A, AMT,
	LOC: JPMorgan Chase Bank
	0.640% 12/01/23 (06/07/12) (a)(b)	760,000	760,000
	Decatur Mental Health Center,
	Series 1997, AMT,
	LOC: PNC Bank N.A.
	0.290% 05/01/18 (06/07/12) (a)(b)	1,215,000	1,215,000
	Engineered Polymer,
	Valspar Corp.,
	Series 1995, AMT,
	LOC: Lloyds Bank
	0.330% 08/01/15 (06/07/12) (a)(b)	8,000,000	8,000,000
	Forty Foot High Realty LLC,
	Series 2002, AMT,
	LOC: Harris N.A.
	0.290% 12/01/27 (06/07/12) (a)(b)	3,470,000	3,470,000
	Groot Industries, Inc.,
	Series 2003, AMT,
	LOC: JPMorgan Chase Bank
	0.440% 12/01/23 (06/07/12) (a)(b)	3,420,000	3,420,000
	Knead Dough Baking,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
	0.640% 09/01/25 (06/07/12) (a)(b)	300,000	300,000
	Koszuta Properties LLC,
	Rainbow Graphic, Inc.,
	Series 2003, AMT,
	LOC: JPMorgan Chase Bank
	0.440% 08/01/23 (06/07/12) (a)(b)	1,560,000	1,560,000
	Lake Towers Associates II LP,
	Cinnamon Lake Towers,
	Series 1997, AMT,
	DPCE: FHLMC,
	SPA: FHLMC
	0.320% 10/01/23 (06/07/12) (a)(b)	8,565,000	8,565,000
	Merug LLC,
	Series 2004 A, AMT,
	LOC: JPMorgan Chase Bank
	0.440% 12/01/18 (06/07/12) (a)(b)	1,500,000	1,500,000
	Toyal America, Inc.,
	Series 1997, AMT,
	LOC: Bank of Tokyo-Mitsubishi UFJ
	0.250% 06/01/17 (06/07/12) (a)(b)	5,200,000	5,200,000
IL Housing Development Authority
	Mattoon Towers Associates II,
	Series 2004, AMT,
	LOC: FHLB
	0.250% 01/01/34 (06/07/12) (a)(b)	2,945,000	2,945,000
	Pontiac Tower Associates III,
	Series 2005, AMT,
	LOC: Harris N.A.
	0.320% 09/01/35 (06/07/12) (a)(b)	3,480,000	3,480,000
	Sterling Towers Associates II,
	Series 2001, AMT,
	LOC: Harris N.A.
	0.320% 10/01/35 (06/07/12) (a)(b)	3,420,000	3,420,000
IL Skokie Village
	P.S. Greetings, Inc.,
	Series 2003 P, AMT,
	LOC: JPMorgan Chase Bank
	0.290% 12/01/33 (06/07/12) (a)(b)	1,880,000	1,880,000
IL Toll Highway Authority
	Series 2008 A-1A,
	SPA: JPMorgan Chase Bank
	0.350% 01/01/31 (06/07/12) (a)(b)	25,050,000	25,050,000
	Series 2008 A2,
	SPA: JPMorgan Chase Bank
	0.400% 01/01/31 (06/07/12) (a)(b)	12,000,000	12,000,000
ILLINOIS TOTAL			122,668,000
INDIANA — 2.9%
IN Allen County
	Debeere LLC,
	Series 2002, AMT,
	LOC: JPMorgan Chase Bank
	0.690% 08/01/17 (06/07/12) (a)(b)	1,700,000	1,700,000
IN Bond Bank
	Advanced Funding Program Notes,
	Series 2012 A,

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDIANA — (continued)
	1.250% 01/03/13	7,800,000	7,841,211
IN Elkhart County
	Advanced Technology, Inc.,
	Series 2001, AMT,
	LOC: JPMorgan Chase Bank
	0.190% 04/01/21 (06/07/12) (a)(b)	1,625,000	1,625,000
IN Finance Authority Revenue
	0.170% 07/25/12	22,800,000	22,800,000
IN Fort Wayne
	PHD, Inc.,
	Series 2000, AMT,
	LOC: Wells Fargo Bank N.A.
	0.290% 05/01/15 (06/06/12) (a)(b)	800,000	800,000
IN Gibson County
	Toyota Motor Manufacturing:
	Series 1997, AMT,
	0.170% 10/01/27 (06/06/12) (b)(c)	10,000,000	10,000,000
	Series 1998, AMT,
	0.170% 01/01/28 (06/06/12) (b)(c)	10,000,000	10,000,000
	Series 1999 A, AMT,
	GTY AGMT: Toyota Motor Credit Corp.
	0.170% 01/01/29 (06/06/12) (a)(b)	10,000,000	10,000,000
	Series 2000 A, AMT,
	GTY AGMT: Toyota Motor Credit Corp.
	0.170% 01/01/30 (06/06/12) (a)(b)	10,000,000	10,000,000
	Series 2001 B, AMT,
	GTY AGMT: Toyota Motor Credit Corp.:
	0.170% 02/01/31 (06/06/12) (a)(b)	10,000,000	10,000,000
	0.170% 09/01/31 (06/06/12) (a)(b)	10,000,000	10,000,000
INDIANA TOTAL			94,766,211
IOWA — 0.1%
IA Clinton
	Sethness Products Company,
	Series 2004, AMT,
	LOC: Northern Trust Co.
	0.510% 12/01/22 (06/06/12) (a)(b)	3,100,000	3,100,000
IOWA TOTAL			3,100,000
KENTUCKY — 0.4%
KY Campbellsville-Taylor County Economic Development Authority
	Airguard Industries, Inc.,
	Series 2001, AMT,
	LOC: JPMorgan Chase Bank
	0.510% 05/01/31 (06/06/12) (a)(b)	7,410,000	7,410,000
KY Clipper Tax-Exempt Certificate Trust
	Kentucky Housing Corp.,
	Certification of Participation,
	Series 2005, AMT,
	LIQ FAC: State Street Bank & Trust Co.
	0.300% 07/01/35 (06/07/12) (a)(b)	4,455,000	4,455,000
KY Hopkinsville
	Comefri USA, Inc.,
	Series 2006, AMT,

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
KENTUCKY — (continued)
	LOC: Branch Banking & Trust
	0.360% 06/01/26 (06/07/12) (a)(b)	2,850,000	2,850,000
KENTUCKY TOTAL			14,715,000
LOUISIANA — 1.2%
LA Municipal Gas Authority
	Series 2006 1411 Q,
	LOC: JPMorgan Chase & Co.
	0.370% 08/01/16 (06/07/12) (a)(b)	22,515,000	22,515,000
LA Public Facilities Authority
	Franciscan Missionaries,
	Series 2005 D,
	LOC: U.S. Bank N.A.
	0.200% 07/01/28 (06/01/12) (a)(b)	15,820,000	15,820,000
LOUISIANA TOTAL			38,335,000
MAINE — 0.3%
ME Housing Authority
	Mortgage Revenue,
	Series 2004 B-3, AMT,
	SPA: State Street Bank & Trust Co.
	0.230% 11/15/27 (06/07/12) (a)(b)	9,700,000	9,700,000
MAINE TOTAL			9,700,000
MARYLAND — 0.1%
MD Carroll County
	Shelters Systems, Ltd.,
	Series 2004, AMT,
	LOC: Branch Banking & Trust
	0.260% 07/01/24 (06/07/12) (a)(b)	4,200,000	4,200,000
MARYLAND TOTAL			4,200,000
MASSACHUSETTS — 1.0%
MA Billerica
	Series 2012,
	1.000% 05/17/13	2,000,000	2,014,442
MA Port Authority
	0.200% 08/09/12	15,000,000	15,000,000
MA Quincy
	Board Anticipation Notes,
	Series 2011 B,
	1.500% 07/27/12	6,114,869	6,125,396
MA State
	Series 2000 B,
	SPA: U.S. Bank N.A.
	0.210% 12/01/30 (06/01/12) (a)(b)	10,000,000	10,000,000
MASSACHUSETTS TOTAL			33,139,838
MICHIGAN — 9.4%
MI Bank of New York Municipal Certificates Trust
	Detroit Michigan Sewer Disposal,
	Series 2006,

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
MICHIGAN — (continued)
	LOC: Bank of New York
	0.350% 07/01/26 (07/02/12) (a)(b)	81,127,500	81,127,500
MI L’Anse Creuse Public Schools
	Series 2008,
	SPA: JPMorgan Chase Bank
	0.250% 05/01/35 (06/01/12) (a)(b)	41,515,000	41,515,000
MI RBC Municipal Products, Inc., Trust
	Michigan Higher Ed Student Loan Authority:
	Series 2008 L29, AMT,
	LOC: Royal Bank of Canada
	0.210% 09/01/33 (06/07/12) (a)(b)	14,000,000	14,000,000
	Series 2008 L30, AMT,
	LOC: Royal Bank of Canada
	0.210% 09/01/32 (06/07/12) (a)(b)	96,090,000	96,090,000
	Series 2008 L32, AMT,
	LOC: Royal Bank of Canada
	0.210% 09/01/32 (06/07/12) (a)(b)	57,895,000	57,895,000
MI Sterling Heights Economic Development Corp.
	Kunath Enterprises LLC,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	0.640% 02/01/16 (06/06/12) (a)(b)	600,000	600,000
MI Strategic Fund
	Agritek Industries, Inc.,
	Series 2005, AMT,
	LOC: PNC Bank N.A.
	0.290% 06/01/35 (06/07/12) (a)(b)	1,750,000	1,750,000
	Coastal Container Corp.,
	Series 2007, AMT,
	LOC: PNC Bank N.A.
	0.290% 12/01/27 (06/07/12) (a)(b)	5,130,000	5,130,000
	Continental Carbonic Products, Inc.,
	Series 2007, AMT,
	LOC: JPMorgan Chase Bank
	0.290% 03/01/32 (06/07/12) (a)(b)	7,460,000	7,460,000
	Lapeer Technologies LLC,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	0.390% 02/01/20 (06/06/12) (a)(b)	1,250,000	1,250,000
MICHIGAN TOTAL			306,817,500
MINNESOTA — 3.2%
MN Brainerd Independent School District No. 181
	Aid Anticipation Certificates,
	Minnesota School District Credit Enhancement Program,
	Series 2012 A,
	1.000% 09/28/12	4,900,000	4,911,955
MN Eden Prairie
	SWB LLC,
	Series 2000 A, AMT,
	LOC: U.S. Bank N.A.
	0.330% 11/01/20 (06/07/12) (a)(b)	1,525,000	1,525,000
MN Farmington Independent School District No. 192
	Aid Anticipation Certificates,

11

		Par ($)	Value ($)
Municipal Bonds — (continued)
MINNESOTA — (continued)
	Minnesota School District Credit Enhancement Program,
	Series 2012 A,
	1.000% 08/09/12	6,700,000	6,709,500
MN Housing Finance Agency
	Residential Housing Revenue,
	Series 2005 I, AMT,
	SPA: Lloyds TSB Bank PLC
	0.320% 01/01/36 (06/07/12) (a)(b)	28,505,000	28,505,000
MN Itasca County Independent School District No. 318
	Aid Anticipation Certificates,
	Minnesota School District Credit Enhancement Program,
	Series 2011 B,
	1.000% 09/20/12	5,400,000	5,410,923
MN Jenkins
	Pequot Tool & Manufacturing, Inc.,
	Series 2007, AMT,
	LOC: Wells Fargo Bank N.A.
	0.380% 06/01/27 (06/07/12) (a)(b)	1,570,000	1,570,000
MN Lakeville Independent School District No. 194
	Minnesota School District Credit Enhancement Program,
	Series 2012 C,
	2.000% 02/01/13	3,630,000	3,669,445
MN Little Falls Independent School District No. 482
	Aid Anticipation Certificates,
	Minnesota School District Credit Enhancement Program,
	Series 2011 A,
	1.000% 09/28/12	4,885,000	4,893,688
MN Puttable Floating Option Tax-Exempt Receipts
	Roseville Minnesota Multifamily Housing Centennial Apartments Project,
	Series 2007, AMT,
	GTY AGMT: FHLMC
	0.380% 01/01/50 (06/07/12) (a)(b)	11,930,000	11,930,000
MN Rosemount-Apple Valley-Eagan Independent School District No. 196
	Tax Anticipation Certificates,
	Minnesota School District Credit Enhancement Program,
	Series 2012 B,
	1.000% 09/28/12	7,500,000	7,518,656
MN School District Capital Equipment Borrowing Program
	Aid Anticipation Certificates,
	Minnesota School District Credit Enhancement Program,
	Series 2011 B,
	2.000% 09/09/12	16,000,000	16,075,255
MN St. Paul Port Authority
	Camada LP,
	Series 2005, AMT,
	LOC: Wells Fargo Bank N.A.
	0.330% 12/01/12 (06/07/12) (a)(b)	500,000	500,000

12

		Par ($)	Value ($)
Municipal Bonds — (continued)
MINNESOTA — (continued)
MN Waseca Independent School District No. 829
	Aid Anticipation Certificates,
	Minnesota School District Credit Enhancement Program,
	Series 2011 A,
	1.000% 09/28/12	5,500,000	5,511,034
MN West St. Paul-Mendota Heights-Eagan Independent School District No. 197
	Aid Anticipation Certificates,
	Minnesota School District Credit Enhancement Program,
	Series 2011 A,
	1.000% 09/13/12	6,000,000	6,011,372
MINNESOTA TOTAL			104,741,828
MISSISSIPPI — 1.3%
MS Business Finance Corp.
	Chevron U.S.A., Inc.:
	Series 2010 K,
	GTY AGMT: Chevron Corp.
	0.160% 11/01/35 (06/01/12) (a)(b)	26,395,000	26,395,000
	Series 2011 A,
	GTY AGMT: Chevron Corp.
	0.180% 11/01/35 (06/01/12) (a)(b)	12,660,000	12,660,000
	Hamlin Sheet Metal Co.,
	Series 2005, AMT,
	LOC: Branch Banking & Trust
	0.260% 03/01/25 (06/07/12) (a)(b)	2,085,000	2,085,000
MISSISSIPPI TOTAL			41,140,000
MISSOURI — 0.2%
MO Washington Industrial Development Authority
	Whistle Point Partnership,
	Series 2006 A, AMT,
	LOC: U.S. Bank N.A.
	0.200% 05/01/28 (06/07/12) (a)(b)	6,455,000	6,455,000
MISSOURI TOTAL			6,455,000
MONTANA — 0.2%
MT Board of Investments
	Series 2004,
	0.220% 03/01/29 (03/01/13) (a)(b)	5,600,000	5,600,000
MONTANA TOTAL			5,600,000
NEBRASKA — 0.1%
NE Central Plains Energy Project
	Series 2009 2,
	SPA: Royal Bank of Canada
	0.180% 08/01/39 (06/07/12) (a)(b)	110,000	110,000
NE Lancaster County
	MLLC LLC,
	Garner Industries, Inc.,
	Series 2000 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.330% 11/01/20 (06/07/12) (a)(b)	2,925,000	2,925,000
NEBRASKA TOTAL			3,035,000

13

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEVADA — 1.4%
NV Housing Division
	Sdashs Apartments Ltd.,
	Series 2002 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.330% 04/01/35 (06/07/12) (a)(b)	3,000,000	3,000,000
NV Reno
	ReTrac-Reno Transportation Rail Access Corridor,
	Series 2008,
	LOC: Bank of New York
	0.200% 06/01/42 (06/01/12) (a)(b)	41,690,000	41,690,000
NV Sparks
	Rix Industries,
	Series 2002, AMT,
	LOC: Wells Fargo Bank N.A.
	0.380% 07/01/27 (06/07/12) (a)(b)	1,090,000	1,090,000
NEVADA TOTAL			45,780,000
NEW HAMPSHIRE — 1.0%
NH Business Finance Authority
	Valley Regional Hospital,
	Series 2008,
	LOC: RBS Citizens N.A.
	0.250% 10/01/40 (06/01/12) (a)(b)	25,785,000	25,785,000
NH Health & Education Facilities Authority
	Wentworth-Douglass Hospital,
	Series 2011,
	LOC: TD Bank N.A.
	0.220% 01/01/31 (06/01/12) (a)(b)	6,215,000	6,215,000
NEW HAMPSHIRE TOTAL			32,000,000
NEW JERSEY — 3.7%
NJ Economic Development Authority
	Series 1992,
	LOC: BNP Paribas
	0.600% 06/01/12	70,000,000	70,000,000
NJ JPMorgan Chase Putters/Drivers Trust
	New Jersey State Economic Development Authority,
	Series 2011 3871,
	DPCE: State Appropriation,
	LIQ FAC: JPMorgan Chase Bank
	0.320% 02/01/15 (06/01/12) (a)(b)(d)	51,675,000	51,675,000
NEW JERSEY TOTAL			121,675,000
NEW YORK — 14.2%
NY Baldwinsville Central School District
	New York State Aid Intercept Program,
	Series 2011,
	1.250% 07/26/12	3,850,000	3,854,678
NY Copiague Union Free School District
	Tax Anticipation Notes,
	State Aid Intercept Program,
	Series 2011,
	1.500% 06/12/12	20,000,000	20,004,650

14

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY Erie County Industrial Development Agency
	Series 2012,
	1.000% 05/01/13	2,000,000	2,012,598
NY Housing Development Corp.
	Series 2008 H2B, AMT,
	0.320% 05/01/13	3,000,000	3,000,000
	Series 2012 C,
	0.270% 05/01/45 (02/01/13) (b)(c)	4,000,000	4,000,000
NY Housing Finance Agency
	42/43 Realty LLC,
	350 West 43rd St.:
	Series 2002 A, AMT,
	LOC: Landesbank Hessen-Thüringen
	0.260% 11/01/34 (06/06/12) (a)(b)	29,800,000	29,800,000
	Series 2004 A, AMT,
	LOC: Landesbank Hessen-Thüringen
	0.260% 11/01/34 (06/06/12) (a)(b)	3,700,000	3,700,000
	Ann/Nassau Realty LLC,
	111 Nassau St.,
	Series 2011 A,
	LOC: Landesbank Hessen-Thüringen
	0.220% 11/01/44 (06/01/12) (a)(b)	64,290,000	64,290,000
	Midtown West B LLC,
	505 West 37th St.,
	Series 2008 A, AMT,
	LOC: Landesbank Hessen-Thüringen
	0.360% 05/01/42 (06/06/12) (a)(b)	52,700,000	52,700,000
NY JPMorgan Chase Putters/Drivers Trust
	Port Authorities of New York & New Jersey,
	Series 2012 AMT,
	LIQ FAC: JPMorgan Chase Bank
	0.240% 04/01/32 (06/07/12) (a)(b)(d)	4,625,000	4,625,000
NY Liberty Development Corp.
	3 World Trade Center LLC,
	Escrowed in U.S. Treasuries:
	Series 2010 A1,
	0.300% 12/01/50 (11/08/12) (b)(c)	34,000,000	34,000,000
	Series 2011 A3,
	0.270% 12/01/49 (11/08/12) (b)(c)	48,500,000	48,500,000
NY Longwood Central School District Suffolk County
	New York State Aid Intercept Program,
	Series 2011,
	1.000% 06/27/12	12,000,000	12,005,264
NY Metropolitan Transportation Authority
	Series 2008 D2,
	LOC: Landesbank Hessen-Thüringen
	0.240% 11/01/35 (06/01/12) (a)(b)	14,555,000	14,555,000
NY Mexico Central School District
	New York State Aid Intercept Program,
	Series 2011,
	1.375% 06/29/12	6,800,000	6,803,750
NY New York City Municipal Water Finance Authority
	Series 2007 BB-1,
	SPA: BNP Paribas
	0.180% 06/15/36 (06/01/12) (a)(b)	31,085,000	31,085,000

15

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	Series 2008 BB-2,
	SPA: Landesbank Hessen-Thüringen
	0.240% 06/15/39 (06/01/12) (a)(b)	12,775,000	12,775,000
	Series 2010 DD-1,
	SPA: TD Bank N.A.
	0.170% 06/15/43 (06/01/12) (a)(b)	43,150,000	43,150,000
NY North Hempstead
	Series 2011,
	1.000% 10/05/12	11,361,250	11,388,900
NY Oneida County Industrial Development Agency
	Champion Home Builders Co.,
	Series 1999, AMT,
	LOC: Wells Fargo Bank N.A.
	0.250% 06/01/29 (06/07/12) (a)(b)	6,820,000	6,820,000
NY Puttable Floating Option Tax-Exempt Receipts
	Westchester County Industrial Development Agency,
	Levister Redevelopment Co. LLC,
	Series 2007, AMT,
	GTY AGMT: FHLMC
	0.380% 09/01/50 (06/07/12) (a)(b)	24,520,000	24,520,000
NY Thruway Authority
	Series 2011 A,
	2.000% 07/12/12	29,300,000	29,353,943
NEW YORK TOTAL			462,943,783
NORTH CAROLINA — 1.5%
NC Catawba County Industrial Facilities & Pollution Control Financing Authority
	Von Drehle Properties LLC,
	Series 2001, AMT,
	LOC: Branch Banking & Trust
	0.260% 12/01/21 (06/07/12) (a)(b)	2,140,000	2,140,000
NC Clipper Tax-Exempt Certificate Trust
	North Carolina Housing Finance Agency,
	Series 2005, AMT,
	LIQ FAC: State Street Bank & Trust Co.
	0.300% 07/01/36 (06/07/12) (a)(b)	4,735,000	4,735,000
NC Davidson County Industrial Facilities & Pollution Control Financing Authority
	Childress Winery LLC,
	Series 2004, AMT,
	LOC: Branch Banking & Trust
	0.260% 04/01/26 (06/07/12) (a)(b)	3,500,000	3,500,000
NC Durham County
	NRP Alston Village LLC,
	Series 2005, AMT,
	GTY AGMT: FHLMC
	0.380% 11/01/24 (06/07/12) (a)(b)	17,775,000	17,775,000
NC Guilford County Industrial Facilities & Pollution Control Financing Authority
	ABCO Automation, Inc.,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.

16

		Par ($)	Value ($)
Municipal Bonds — (continued)
NORTH CAROLINA — (continued)
	0.330% 07/01/21 (06/07/12) (a)(b)	900,000	900,000
	Snider Tire, Inc.,
	Series 1999, AMT,
	LOC: Wells Fargo Bank N.A.
	0.330% 10/01/19 (06/07/12) (a)(b)	1,400,000	1,400,000
NC Iredell County Industrial Facilities & Pollution Control Financing Authority
	Valspar Corp. Project,
	Series 1995, AMT,
	LOC: Lloyds Bank
	0.330% 06/01/15 (06/07/12) (a)(b)	4,500,000	4,500,000
NC Johnston County Industrial Facilities & Pollution Control Financing Authority
	Hamlin Sheet Metal Co.,
	Series 1997, AMT,
	LOC: Branch Banking & Trust
	0.260% 11/01/17 (06/07/12) (a)(b)	1,300,000	1,300,000
NC Rowan County Industrial Facilities & Pollution Control Financing Authority
	DDSM Properties LLC,
	Series 2008, AMT,
	LOC: Wells Fargo Bank N.A.
	0.330% 01/01/28 (06/07/12) (a)(b)	5,310,000	5,310,000
	PHC LLC,
	Series 1999, AMT,
	LOC: Branch Banking & Trust
	0.260% 03/01/14 (06/07/12) (a)(b)	1,010,000	1,010,000
NC Wayne County Industrial Facilities & Pollution Control Financing Authority
	Reuel, Inc.,
	Series 2008, AMT,
	LOC: Branch Banking & Trust
	0.360% 03/01/26 (06/07/12) (a)(b)	1,550,000	1,550,000
NC Yancey County Industrial Facilities & Pollution Control Financing Authority
	Altec Industries, Inc.,
	Series 2007, AMT,
	LOC: Branch Banking & Trust
	0.260% 03/01/27 (06/07/12) (a)(b)	5,000,000	5,000,000
NORTH CAROLINA TOTAL			49,120,000
OHIO — 1.1%
OH Cuyahoga County
	Corporate Wings,
	Series 2005, AMT,
	LOC: U.S. Bank N.A.
	0.400% 04/01/25 (06/07/12) (a)(b)	1,240,000	1,240,000
OH Franklin County
	OhioHealth Corp.,
	Series 2011 B,
	2.000% 11/15/33 (07/02/12) (b)(c)	7,000,000	7,009,878
OH JPMorgan Chase Putters/Drivers Trust
	Ohio State Housing Finance Agency,
	Series 2012, AMT,
	LIQ FAC: JPMorgan Chase Bank
	0.240% 09/01/16 (06/07/12) (a)(b)(d)	2,500,000	2,500,000

17

		Par ($)	Value ($)
Municipal Bonds — (continued)
OHIO — (continued)
OH Lorain County
	Malt Properties Ltd.,
	Series 2004, AMT,
	LOC: JPMorgan Chase Bank
	0.290% 04/01/34 (06/07/12) (a)(b)	2,588,000	2,588,000
OH Lucas County
	American Capital Properties,
	Series 1999, AMT,
	LOC: PNC Bank N.A.
	0.290% 10/01/18 (06/07/12) (a)(b)	2,190,000	2,190,000
OH Ohio State University
	0.140% 06/05/12	15,000,000	15,000,000
OH Portage County Port Authority
	BF Properties LP,
	Delta System, Inc.,
	Series 2008, AMT,
	LOC: PNC Bank N.A.
	0.290% 02/01/29 (06/07/12) (a)(b)	5,700,000	5,700,000
OH Solon
	JTM Products, Inc., Project,
	Series 2001, AMT,
	LOC: PNC Bank N.A.
	0.290% 06/01/21 (06/07/12) (a)(b)	980,000	980,000
OHIO TOTAL			37,207,878
OKLAHOMA — 0.0%
OK Comanche County Industrial Development Authority
	Silver-Line Plastics Corp.,
	Series 2000, AMT,
	LOC: Wells Fargo Bank N.A.
	0.330% 10/01/15 (06/07/12) (a)(b)	1,000,000	1,000,000
OKLAHOMA TOTAL			1,000,000
OREGON — 0.5%
OR Confederated Tribes of the Umatilla Indian Reservation
	Series 2008,
	LOC: Wells Fargo Bank N.A.
	0.180% 12/01/28 (06/07/12) (a)(b)	125,000	125,000
OR Puttable Floating Option Tax-Exempt Receipts
	Oregon State Housing & Development,
	Series 2008, AMT,
	GTY AGMT: FHLMC
	0.420% 12/01/50 (06/07/12) (a)(b)	6,735,000	6,735,000
OR State
	Antelope Acquisition LLC,
	Series 2004, AMT,
	LOC: Union Bank N.A.
	0.330% 08/01/24 (06/07/12) (a)(b)	1,280,000	1,280,000
	LD McFarland Co., Ltd.,
	Series 1996, AMT,
	LOC: U.S. Bank N.A.
	0.230% 11/01/16 (06/07/12) (a)(b)	3,690,000	3,690,000

18

		Par ($)	Value ($)
Municipal Bonds — (continued)
OREGON — (continued)
OR Yamhill County Hospital Authority
	Friendsview Manor,
	Series 2007,
	LOC: U.S. Bank N.A.
	0.220% 12/01/34 (06/01/12) (a)(b)	2,975,000	2,975,000
OREGON TOTAL			14,805,000
PENNSYLVANIA — 1.8%
PA Berks County Municipal Authority
	Reading Hospital & Medical Center,
	Series 2009 A-5,
	0.340% 05/01/32 (06/07/12) (b)(c)	5,330,000	5,330,000
PA Butler County Hospital Authority
	Concordia Lutheran Health,
	Series 2012 A,
	LOC: Citizens Bank
	0.210% 10/01/32 (06/07/12) (a)(b)	11,145,000	11,145,000
PA Economic Development Financing Authority
	Pittsburgh Allegheny County,
	Series 2002 A3, AMT,
	LOC: PNC Bank N.A.
	0.370% 04/01/22 (06/07/12) (a)(b)	1,000,000	1,000,000
PA Lawrence County Industrial Development Authority
	Doren, Inc.,
	Series 2004, AMT,
	LOC: PNC Bank N.A.
	0.290% 12/01/15 (06/07/12) (a)(b)	1,700,000	1,700,000
PA Turnpike Commission
	Multi-Modal,
	Series 2010 A2,
	SPA: JPMorgan Chase Bank
	0.270% 12/01/35 (06/07/12) (a)(b)	39,660,000	39,660,000
PENNSYLVANIA TOTAL			58,835,000
SOUTH CAROLINA — 0.7%
SC Jobs-Economic Development Authority
	Quoizel, Inc.,
	Series 1996, AMT,
	LOC: Branch Banking & Trust
	0.260% 05/01/16 (06/07/12) (a)(b)	1,525,000	1,525,000
	South Carolina General Co., Inc.,
	Series 2008, AMT,
	LOC: Branch Banking & Trust
	0.230% 12/01/38 (06/07/12) (a)(b)	4,600,000	4,600,000
	Watson Engineering, Inc.,
	Series 2007, AMT,
	LOC: PNC Bank N.A.
	0.290% 09/01/27 (06/07/12) (a)(b)	5,230,000	5,230,000
SC Puttable Floating Option Tax-Exempt Receipts
	Series 2008, AMT,
	GTY AGMT: FHLMC

19

		Par ($)	Value ($)
Municipal Bonds — (continued)
SOUTH CAROLINA — (continued)
	0.380% 03/01/49 (06/07/12) (a)(b)	12,775,000	12,775,000
SOUTH CAROLINA TOTAL			24,130,000
SOUTH DAKOTA — 0.0%
SD Clipper Tax-Exempt Trust
	South Dakota Housing Development Authority,
	Series 2009, AMT,
	LIQ FAC: State Street Bank & Trust Co.
	0.300% 05/01/30 (06/07/12) (a)(b)(d)	1,080,000	1,080,000
SOUTH DAKOTA TOTAL			1,080,000
TENNESSEE — 0.6%
TN Metropolitan Government Nashville & Davidson Counties
	0.160% 06/04/12	17,020,000	17,020,000
TN Shelby County Health Educational & Housing Facilities Board
	Multi-Family Housing Revenue,
	Series 1995, AMT,
	LOC: U.S. Bank N.A.
	0.270% 01/01/23 (06/07/12) (a)(b)	2,360,000	2,360,000
TENNESSEE TOTAL			19,380,000
TEXAS — 6.1%
TX A&M University
	0.150% 06/07/12	10,000,000	10,000,000
TX Capital Industrial Development Corp.
	Texas Disposal Systems,
	Series 2001, AMT,
	LOC: Union Bank N.A.
	0.270% 05/01/16 (06/07/12) (a)(b)	4,715,000	4,715,000
TX Deutsche Bank Spears/Lifers Trust
	Texas State Department of Housing & Community Affairs,
	Series 2011, AMT,
	GTY AGMT: Deutsche Bank AG
	0.270% 10/01/46 (06/07/12) (a)(b)(d)	9,930,000	9,930,000
TX Harris County Housing Finance Corp.
	Orion-Timberstone Associates,
	Torrey Chase Apartments,
	Series 1998, AMT,
	DPCE: FNMA
	0.240% 06/01/30 (06/07/12) (a)(b)	10,920,000	10,920,000
TX Port of Port Arthur Navigation District
	Total S.A.,
	Fina Oil & Chemical Co.:
	Series 1998, AMT,
	0.290% 05/01/33 (06/06/12) (b)(c)	3,000,000	3,000,000
	Series 2000 B, AMT,
	0.310% 05/01/35 (06/06/12) (b)(c)	10,000,000	10,000,000
TX Puttable Floating Option Tax-Exempt Receipts
	Costa Mirada Ltd.,
	Series 2008, AMT,
	GTY AGMT: FHLMC

20

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
	0.380% 10/01/50 (06/07/12) (a)(b)	11,245,000	11,245,000
	Harris County Texas,
	Series 2008, AMT,
	GTY AGMT: FHLMC
	0.420% 06/01/30 (06/07/12) (a)(b)	4,690,000	4,690,000
	San Antonio Texas,
	Series 2008, AMT,
	GTY AGMT: FHLMC:
	0.380% 11/01/49 (06/07/12) (a)(b)	14,225,000	14,225,000
	0.380% 05/01/50 (06/07/12) (a)(b)	13,600,000	13,600,000
	Texas State Department of Housing,
	Series 2008, AMT,
	GTY AGMT: FHLMC:
	0.380% 03/01/46 (06/07/12) (a)(b)	13,860,000	13,860,000
	0.380% 09/01/46 (06/07/12) (a)(b)	11,920,000	11,920,000
	0.380% 12/01/47 (06/07/12) (a)(b)	11,410,000	11,410,000
	0.420% 07/01/44 (06/07/12) (a)(b)	9,740,000	9,740,000
TX State
	0.180% 08/30/12	16,000,000	16,000,000
	Tax & Revenue Anticipation Notes,
	Series 2011 A,
	2.500% 08/30/12	37,300,000	37,507,072
TX Travis County Housing Finance Corp.
	Texas Old Manor Housing LP,
	Series 2004, AMT,
	DPCE: FNMA
	0.200% 08/15/37 (06/07/12) (a)(b)	4,700,000	4,700,000
TEXAS TOTAL			197,462,072
UTAH — 0.6%
UT Murray
	IHC Health Services, Inc.,
	Series 2005 D,
	SPA: Wells Fargo Bank N.A.
	0.200% 05/15/37 (06/01/12) (a)(b)	11,680,000	11,680,000
UT Tooele
	Encon Utah LLC,
	Series 2002 A, AMT,
	LOC: U.S. Bank N.A.
	0.280% 10/01/22 (06/07/12) (a)(b)	2,575,000	2,575,000
UT Weber County
	IHC Health Services, Inc.,
	Series 2000 A,
	SPA: Landesbank Hessen-Thüringen
	0.240% 02/15/31 (06/01/12) (a)(b)	4,380,000	4,380,000
UTAH TOTAL			18,635,000
VIRGINIA — 1.0%
VA Deutsche Bank Spears/Lifers Trust
	Richmond VA Redevelopment & Housing Authority,
	Series 2011, AMT,
	GTY AGMT: Deutsche Bank AG
	0.270% 10/01/29 (06/07/12) (a)(b)(d)	18,030,000	18,030,000

21

		Par ($)	Value ($)
Municipal Bonds — (continued)
VIRGINIA — (continued)
VA Fairfax County Economic Development Authority
	Szivic Family LLC,
	Series 2006, AMT,
	LOC: Branch Banking & Trust
	0.360% 09/01/26 (06/07/12) (a)(b)	1,550,000	1,550,000
VA Henrico Economic Development Authority
	Colonial Mechanical Corp.,
	Series 2000, AMT,
	LOC: Wells Fargo Bank N.A.
	0.330% 08/01/20 (06/07/12) (a)(b)	2,155,000	2,155,000
VA Portsmouth Redevelopment & Housing Authority
	King Square Apartments,
	Series 2006, AMT,
	GTY AGMT: FHLMC
	0.420% 03/01/50 (06/07/12) (a)(b)	3,350,000	3,350,000
VA Puttable Floating Option Tax-Exempt Receipts
	Harrisonburg Virginia,
	Series 2008, AMT,
	GTY AGMT: FHLMC
	0.460% 05/01/40 (06/07/12) (a)(b)	6,410,000	6,410,000
VIRGINIA TOTAL			31,495,000
WASHINGTON — 1.5%
WA Economic Development Finance Authority
	RMI Investors LLC,
	Series 2001 F, AMT,
	LOC: Wells Fargo Bank N.A.
	0.330% 08/01/26 (06/07/12) (a)(b)	2,970,000	2,970,000
WA Health Care Facilities Authority
	Multicare Health Systems,
	Series 2007 D,
	LOC: Barclays Bank PLC
	0.180% 08/15/41 (06/01/12) (a)(b)	1,300,000	1,300,000
WA Housing Finance Commission
	LTC Properties, Inc.,
	Series 1995, AMT,
	LOC: U.S. Bank N.A.
	0.250% 12/01/15 (06/01/12) (a)(b)	2,475,000	2,475,000
	Mountain West Investment Corp.,
	Monticello Park,
	Series 2001 A, AMT,
	DPCE: FNMA
	0.230% 09/01/34 (06/01/12) (a)(b)	6,285,000	6,285,000
	Pacific Inn Apartments,
	Series 1996 A, AMT,
	LOC: U.S. Bank N.A.
	0.200% 05/01/28 (06/07/12) (a)(b)	1,350,000	1,350,000
	The Seasons I LLC,
	Series 2006, AMT,
	DPCE: FNMA
	0.230% 12/15/40 (06/07/12) (a)(b)	14,660,000	14,660,000
	Vancouver Bridgewood, LLC,
	Series 2002 A, AMT,
	DPCE: FNMA

22

		Par ($)	Value ($)
Municipal Bonds — (continued)
WASHINGTON — (continued)
	0.230% 09/01/34 (06/01/12) (a)(b)	4,660,000	4,660,000
WA Kitsap County Industrial Development Corp.
	Cara Group LLC,
	Series 2003, AMT,
	LOC: U.S. Bank N.A.
	0.380% 03/01/32 (06/07/12) (a)(b)	1,420,000	1,420,000
WA Pierce County Economic Development Corp.
	Cascade Pole & Lumber Co.,
	Series 1996, AMT,
	LOC: U.S. Bank N.A.
	0.230% 12/01/17 (06/07/12) (a)(b)	3,955,000	3,955,000
	Sumner Leasing LLC,
	Quality Stamping Project,
	Series 2006, AMT,
	LOC: FHLB
	0.330% 12/01/36 (06/07/12) (a)(b)	1,895,000	1,895,000
WA Port of Seattle Industrial Development Corp.
	Crowley Marine Services,
	Series 2001, AMT,
	LOC: DnB NOR Bank ASA
	0.300% 12/31/21 (06/06/12) (a)(b)	8,700,000	8,700,000
WASHINGTON TOTAL			49,670,000
WEST VIRGINIA — 1.4%
WV Beckley
	Beckley Water Co.,
	Series 2003, AMT,
	LOC: JPMorgan Chase Bank
	0.240% 10/01/16 (06/07/12) (a)(b)	4,590,000	4,590,000
WV Putnam County
	Toyota Motor Manufacturing West Virginia, Inc.,
	Series 1998 A, AMT,
	GTY AGMT: Toyota Motor Credit Corp.
	0.170% 06/01/28 (06/06/12) (a)(b)	40,000,000	40,000,000
WEST VIRGINIA TOTAL			44,590,000
WISCONSIN — 1.9%
WI Ashland
	Larson-Juhl U.S. LLC,
	Series 2000, AMT,
	LOC: Wells Fargo Bank N.A.
	0.400% 07/01/20 (06/01/12) (a)(b)	2,770,000	2,770,000
WI Health & Educational Facilities Authority
	Waukesha Memorial Hospital,
	Prohealth Care, Inc.,
	Series 2008 A,
	LOC: U.S. Bank N.A.
	0.220% 08/01/30 (06/01/12) (a)(b)	19,800,000	19,800,000
WI Housing & Economic Development Authority
	Series 2008 B, AMT,
	LIQ FAC: JPMorgan Chase Bank
	0.290% 11/01/31 (06/07/12) (a)(b)	1,500,000	1,500,000

23

		Par ($)	Value ($)
Municipal Bonds — (continued)
WISCONSIN — (continued)
WI Oconomowoc Community Development Authority
	85 Oconomowoc LLC,
	Series 2004, AMT,
	DPCE: FNMA
	0.200% 12/01/44 (06/07/12) (a)(b)	4,430,000	4,430,000
WI Pewaukee
	Mixer Systems, Inc.,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	0.440% 09/01/20 (06/07/12) (a)(b)	1,150,000	1,150,000
WI Plymouth
	Masters Gallery Foods,
	Series 2008 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.330% 05/01/38 (06/07/12) (a)(b)	5,300,000	5,300,000
WI Public Finance Authority
	Glenridge on Palmer Ranch,
	Series 2011 B,
	LOC: Bank of Scotland
	0.340% 06/01/41 (06/01/12) (a)(b)	25,355,000	25,355,000
WI Sheboygan
	Subco Foods,
	Series 2002, AMT,
	LOC: JPMorgan Chase Bank
	0.640% 08/01/12 (06/07/12) (a)(b)	370,000	370,000
WI Village of Menomonee Falls
	Jema LLC,
	Series 1994, AMT,
	LOC: JPMorgan Chase Bank
	0.440% 09/01/14 (06/07/12) (a)(b)	1,020,000	1,020,000
WISCONSIN TOTAL			61,695,000

	Total Municipal Bonds (cost of $2,761,888,788)		2,761,888,788

Closed-End Investment Companies — 11.5%
CALIFORNIA — 0.7%
CA Nuveen Quality Income Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.300% 08/01/40 (06/07/12) (a)(b)(d)	24,100,000	24,100,000
CALIFORNIA TOTAL			24,100,000
NEW JERSEY — 1.0%
NJ Nuveen Investment Quality Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.320% 08/01/40 (06/07/12) (a)(b)(d)	21,300,000	21,300,000
NJ Nuveen Premium Income Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.

24

		Par ($)	Value ($)
Closed-End Investment Companies — (continued)
NEW JERSEY — (CONTINUED)
	0.320% 08/01/40 (06/07/12) (a)(b)(d)	10,000,000	10,000,000
NEW JERSEY TOTAL			31,300,000
NEW YORK — 0.7%
NY Nuveen Investment Quality Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.300% 08/01/40 (06/07/12) (a)(b)(d)	15,000,000	15,000,000
NY Nuveen Quality Income Municipal Fund, Inc.
	Series 2010, AMT,
	LIC FAQ: Citibank N.A.
	0.300% 12/01/40 (06/07/12) (a)(b)(d)	7,000,000	7,000,000
NEW YORK TOTAL			22,000,000
OTHER — 8.2%
Nuveen Insured Municipal Opportunity Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.300% 12/01/40 (06/07/12) (a)(b)(d)	100,000,000	100,000,000
Nuveen Premier Insured Municipal Opportunity Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.320% 12/01/40 (06/07/12) (a)(b)(d)	2,000,000	2,000,000
Nuveen Premium Income Municipal Fund 4, Inc.
	Series 2010, AMT,
	LIQ FAC: JPMorgan Chase Bank
	0.290% 03/01/40 (06/07/12) (a)(b)(d)	77,200,000	77,200,000
Nuveen Quality Income Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: JPMorgan Chase Bank
	0.290% 12/01/40 (06/07/12) (a)(b)(d)	88,400,000	88,400,000
OTHER TOTAL			267,600,000
PENNSYLVANIA — 0.9%
PA Nuveen Investment Quality Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.320% 08/01/40 (06/07/12) (a)(b)(d)	14,000,000	14,000,000
PA Nuveen Premium Income Municipal Fund 2, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.320% 08/01/40 (06/07/12) (a)(b)(d)	15,000,000	15,000,000
PENNSYLVANIA TOTAL			29,000,000

	Total Closed-End Investment Companies (cost of $374,000,000)		374,000,000

25

	Par ($)	Value ($)
Short-Term Obligations — 4.3%
Variable Rate Demand Notes — 4.3%
FHLMC Multi-Family VRD Certificates
0.240% 11/15/34 (06/07/12) (b)(c)	10,132,047	10,132,047
0.240% 02/15/35 (06/07/12) (b)(c)(d)	9,867,124	9,867,124
0.240% 08/15/45 (06/07/12) (b)(c)	83,472,964	83,472,964
0.240% 01/15/47 (06/07/12) (b)(c)	37,891,939	37,891,939
VARIABLE RATE DEMAND NOTES TOTAL		141,364,074

	Total Short-Term Obligations (cost of $141,364,074)	141,364,074

	Total Investments — 100.5% (cost of $3,277,252,862)(e)	3,277,252,862

	Other Assets & Liabilities, Net — (0.5)%	(17,450,453)

	Net Assets — 100.0%	3,259,802,409

Notes to Investment Portfolio:
*

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust’s Board of Trustees (“the Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2012, in valuing the Fund’s assets:

26

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$2,761,888,788	$—	$2,761,888,788
Total Closed-End Investment Companies	—	374,000,000	—	374,000,000
Total Short-Term Obligations	—	141,364,074	—	141,364,074
Total Investments	$—	$3,277,252,862	$—	$3,277,252,862

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the nine months ended May 31, 2012, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2012.

(b)	Parenthetical date represents the effective maturity date for the security.

(c)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2012.

(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, these securities, which are not illiquid, amounted to $496,827,124 or 15.2% of net assets for the Fund.

(e)	Cost for federal income tax purposes is $3,277,252,862.

Acronym	Name

AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
Putters	Puttable Tax-Exempt Receipts
SPA	Stand-by Purchase Agreement

27

INVESTMENT PORTFOLIO
May 31, 2012 (Unaudited)	BofA New York Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds — 90.2%
NEW JERSEY — 2.3%
NJ Economic Development Authority
	Series 1992,
	LOC: BNP Paribas
	0.600% 06/01/12	9,980,000	9,980,000
NEW JERSEY TOTAL			9,980,000
NEW YORK — 87.0%
NY Albany Industrial Development Agency
	Albany College of Pharmacy,
	Series 2004 B,
	LOC: TD Bank N.A.
	0.160% 12/01/34 (06/07/12) (a)(b)	6,855,000	6,855,000
	Albany Medical Center Hospital,
	Series 2006 A,
	LOC: RBS Citizens N.A.
	0.230% 05/01/35 (06/07/12) (a)(b)	4,535,000	4,535,000
	Teresian House Nursing Home,
	Series 2007 A,
	LOC: RBS Citizens N.A.
	0.280% 07/01/16 (06/07/12) (a)(b)	2,535,000	2,535,000
NY Amherst Development Corp.
	Asbury Pointe, Inc.,
	Series 2011 A,
	LOC: Manufacturers & Traders
	0.200% 02/01/35 (06/07/12) (a)(b)	3,895,000	3,895,000
NY Bank of New York Municipal Certificates Trust
	Series 2007,
	LOC: Bank of New York
	0.300% 02/15/36 (08/15/12) (a)(b)	17,150,000	17,150,000
NY Clarence Central School District
	New York State Aid Intercept Program,
	Series 2011,
	1.000% 07/19/12	1,502,500	1,503,184
NY Clipper Tax-Exempt Certificate Trust
	Series 2007,
	LIQ FAC: State Street Bank & Trust Co.
	0.210% 11/15/26 (06/07/12) (a)(b)	15,125,000	15,125,000
NY Dormitory Authority
	Catholic Health System:
	Series 2006 C,
	LOC: HSBC Bank USA N.A.
	0.190% 07/01/22 (06/07/12) (a)(b)	4,700,000	4,700,000
	Series 2008,
	LOC: HSBC Bank USA N.A.
	0.190% 07/01/34 (06/07/12) (a)(b)	7,525,000	7,525,000
	Cornell University,
	Series 2011,
	LIQ FAC: Citibank N.A.
	0.180% 01/01/32 (06/07/12) (a)(b)(c)	2,080,000	2,080,000
	Culinary Institute of America,
	Series 2004 C,
	LOC: TD Bank N.A.
	0.160% 07/01/33 (06/07/12) (a)(b)	2,900,000	2,900,000
	Le Moyne College,

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	Series 2009,
	LOC: TD Bank N.A.
	0.160% 01/01/39 (06/07/12) (a)(b)	3,780,000	3,780,000
	Mental Health Services,
	Series 2003 D-2H,
	LOC: Royal Bank of Canada
	0.150% 02/15/31 (06/07/12) (a)(b)	1,000,000	1,000,000
	Oxford University Press, Inc.,
	Series 1996,
	LOC: Barclays Bank PLC
	0.140% 07/01/25 (06/06/12) (a)(b)	5,050,000	5,050,000
	Pratt Institute,
	Series 2009 B,
	LOC: TD Bank N.A.
	0.160% 07/01/34 (06/07/12) (a)(b)	9,255,000	9,255,000
NY Dutchess County Industrial Development Agency
	Trinity-Pawling School Corp.,
	Series 2002,
	LOC: PNC Bank N.A.
	0.180% 10/01/32 (06/07/12) (a)(b)	2,650,000	2,650,000
NY Eclipse Funding Trust
	Metropolitan Transportation Authority,
	Series 2006,
	LOC: U.S. Bank N.A.
	0.170% 11/15/13 (06/07/12) (a)(b)	2,500,000	2,500,000
NY Erie County Industrial Development Agency
	Series 2012,
	DPCE: State Aid Withholding
	1.000% 05/01/13	5,455,000	5,489,361
NY Herricks Union Free School District
	New York State Aid Intercept Program,
	Series 2011,
	1.500% 06/22/12	1,000,000	1,000,445
NY Housing Finance Agency
	42/43 Realty LLC,
	350 West 43rd St.:
	Series 2001 A, AMT,
	LOC: Landesbank Hessen-Thüringen
	0.260% 11/01/34 (06/06/12) (a)(b)	3,500,000	3,500,000
	Series 2002 A, AMT,
	LOC: Landesbank Hessen-Thüringen
	0.260% 11/01/34 (06/06/12) (a)(b)	2,000,000	2,000,000
	L&M 93rd Street LLC,
	250 West 93rd St.,
	Series 2005 A, AMT,
	LOC: Landesbank Hessen-Thüringen
	0.360% 11/01/38 (06/06/12) (a)(b)	4,750,000	4,750,000
	Midtown West B LLC,
	505 West 37th St.:
	Series 2008 A, AMT,
	LOC: Landesbank Hessen-Thüringen
	0.360% 05/01/42 (06/06/12) (a)(b)	6,000,000	6,000,000
	Series 2009 B,
	LOC: Landesbank Hessen-Thüringen

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	0.360% 05/01/42 (06/06/12) (a)(b)	6,500,000	6,500,000
NY Islip
	Series 2012,
	2.000% 08/01/12	1,220,000	1,223,470
NY JPMorgan Chase Putters/Drivers Trust
	Series 2009 3600Z,
	LIQ FAC: JPMorgan Chase Bank
	0.330% 01/01/16 (06/07/12) (a)(b)(c)	9,245,000	9,245,000
NY Liberty Development Corp.
	3 World Trade Center LLC:
	Series 2010 A-1,
	Escrowed in U.S. Treasuries
	0.300% 12/01/50 (11/08/12) (b)(d)	3,275,000	3,275,000
	Series 2010 A-2,
	LOC: JPMorgan Chase Bank
	0.230% 12/01/50 (06/07/12) (a)(b)	1,490,000	1,490,000
	Series 2011 A-3,
	Escrowed in U.S. Treasuries
	0.270% 12/01/49 (11/08/12) (b)(d)	5,475,000	5,475,000
	Series 2006 41TP,
	LOC: Wells Fargo Bank N.A.,
	LIQ FAC: Wells Fargo Bank N.A.
	0.170% 10/01/35 (06/07/12) (a)(b)	4,025,000	4,025,000
NY Liverpool Central School District
	New York State Aid Intercept Program,
	Series 2011,
	1.500% 10/05/12	2,432,140	2,439,039
NY Livingston County Industrial Development Agency
	Red Jacket/Nicholas,
	Series 2007 A,
	LOC: HSBC Bank USA N.A.
	0.190% 07/01/19 (06/07/12) (a)(b)	1,862,000	1,862,000
NY Local Government Assistance Corp.
	Series 1995 C,
	LOC: Landesbank Hessen-Thüringen
	0.190% 04/01/25 (06/06/12) (a)(b)	4,430,000	4,430,000
NY Mahopac Central School District
	New York State Aid Intercept Program,
	Series 2011,
	1.250% 08/10/12	1,657,000	1,658,731
NY Metropolitan Transportation Authority
	Series 2008 D2,
	LOC: Landesbank Hessen-Thüringen
	0.240% 11/01/35 (06/01/12) (a)(b)	735,000	735,000
NY Monroe County Industrial Development Agency
	Association for the Blind,
	Series 2008,
	LOC: JPMorgan Chase Bank
	0.190% 02/01/38 (06/07/12) (a)(b)	1,700,000	1,700,000
	Lagrange Associates,
	Series 1996 A, AMT,
	LOC: M&T Bank
	0.360% 12/01/16 (06/07/12) (a)(b)	755,000	755,000

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	Monroe Community College Association, Inc.,
	Series 2002 A,
	LOC: JPMorgan Chase Bank
	0.160% 01/15/32 (06/07/12) (a)(b)	4,165,000	4,165,000
	St. Ann’s Home for the Aged,
	Series 2000,
	LOC: HSBC Bank USA N.A.
	0.200% 07/01/30 (06/06/12) (a)(b)	9,125,000	9,125,000
NY New Rochelle
	Series 2012,
	1.500% 03/08/13	4,561,000	4,594,093
NY New York City Health & Hospital Corp.
	Series 2008 B,
	Insured: Government of Corp.
	LOC: TD Bank N.A.
	0.140% 02/15/31 (06/06/12) (a)(b)	11,400,000	11,400,000
NY New York City Housing Development Corp.
	RBNB 20 Owner LLC,
	Series 2006 A,
	LOC: Landesbank Hessen-Thüringen
	0.220% 06/01/39 (06/06/12) (a)(b)	1,150,000	1,150,000
	RBNB Wall Street Owner,
	Series 2005 A,
	LOC: Landesbank Hessen-Thüringen
	0.220% 12/01/36 (06/06/12) (a)(b)	6,100,000	6,100,000
	Series 2008 H2B, AMT,
	0.320% 05/01/13	4,500,000	4,500,000
	Series 2012 C,
	0.270% 05/01/45 (02/01/13) (b)(d)	5,000,000	5,000,000
NY New York City Industrial Development Agency
	Convent Sacred Heart School,
	Series 2002,
	LOC: FHLB
	0.150% 11/01/32 (06/03/12) (a)(b)	14,515,000	14,515,000
	FC Hanson Office Associates,
	Series 2004,
	LOC: Lloyds TSB Bank PLC
	0.180% 12/01/39 (06/07/12) (a)(b)	9,295,000	9,295,000
	Grace Church School,
	Series 2006,
	LOC: M&T Bank
	0.240% 06/01/36 (06/07/12) (a)(b)	5,705,000	5,705,000
	The Hewitt School,
	Series 2002,
	LOC: TD Bank N.A.
	0.260% 12/01/34 (06/07/12) (a)(b)	3,745,000	3,745,000
NY New York City Municipal Water Finance Authority
	Series 2010 DD-2,
	SPA: Bank of New York
	0.180% 06/15/43 (06/01/12) (a)(b)	4,655,000	4,655,000
	Series 2011,
	LIQ FAC: Citibank N.A.
	0.180% 06/15/18 (06/07/12) (a)(b)(c)	1,245,000	1,245,000

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY New York City Transitional Finance Authority Future Tax Secured Revenue
	Series 1998 A,
	Pre-refunded 11/15/12,
	5.375% 11/15/21	1,050,000	1,074,402
	Series 1998 A-2,
	SPA: Bank of Nova Scotia
	0.160% 11/15/27 (06/06/12) (a)(b)	3,700,000	3,700,000
	Series 1999 B-3,
	SPA: JPMorgan Chase Bank
	0.150% 11/01/28 (06/06/12) (a)(b)	4,100,000	4,100,000
	Series 2002 1,
	LIQ FAC: Landesbank Hessen-Thüringen
	0.240% 11/01/22 (06/06/12) (a)(b)	1,935,000	1,935,000
	Series 2002 3-H,
	SPA: Royal Bank of Canada
	0.170% 11/01/22 (06/01/12) (a)(b)	3,995,000	3,995,000
	Series 2011,
	LIQ FAC: Citibank N.A.
	0.180% 11/01/19 (06/07/12) (a)(b)(c)	2,250,000	2,250,000
NY New York City
	Series 2004 H-1,
	LOC: Bank of New York
	0.160% 03/01/34 (06/01/12) (a)(b)	4,740,000	4,740,000
	Series 2006 I-4,
	LOC: Bank of New York
	0.170% 04/01/36 (06/06/12) (a)(b)	1,000,000	1,000,000
	Series 2012,
	LIQ FAC: Citibank N.A.
	0.180% 08/01/17 (06/07/12) (a)(b)(c)	1,300,000	1,300,000
NY North Hempstead
	Series 2011,
	1.500% 12/14/12	4,150,000	4,175,449
NY Port Authority of New York & New Jersey
	Series 2011, AMT,
	Insured: Government of Authority
	3.000% 09/15/12	1,000,000	1,007,348
NY Putnam County Industrial Development Agency
	United Cerebral Palsy of Putnam,
	Series 2005 B,
	LOC: TD Bank N.A.
	0.160% 12/01/30 (06/07/12) (a)(b)	3,600,000	3,600,000
NY Queensbury Union Free School District
	New York State Aid Intercept Program,
	Series 2012,
	1.000% 07/26/12	14,099,420	14,114,874
NY Reset Optional Certificates Trust II-R
	Port Authority,
	Series 2006,
	LIQ FAC: Citibank N.A.
	0.190% 10/01/14 (06/07/12) (a)(b)	1,890,000	1,890,000
NY Saratoga County Industrial Development Agency
	Saratoga Hospital,

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	Series 2007 A,
	LOC: HSBC Bank PLC
	0.190% 12/01/32 (06/07/12) (a)(b)	11,415,000	11,415,000
NY Schenectady School District
	New York State Aid Intercept Program,
	Series 2011,
	1.750% 07/06/12	11,896,200	11,908,052
NY Suffolk County
	Series 2011,
	1.000% 10/26/12	5,126,000	5,136,033
NY Syracuse Industrial Development Agency
	Crouse Health Hospital,
	Series 2007 B,
	LOC: HSBC Bank USA N.A.
	0.190% 01/01/23 (06/06/12) (a)(b)	2,090,000	2,090,000
NY Thruway Authority
	Series 2011 A,
	2.000% 07/12/12	9,200,000	9,216,940
NY Triborough Bridge & Tunnel Authority
	Series 2003 B-1,
	Insured: Government of Authority,
	LOC: California Public Employees Retirement System
	0.150% 01/01/33 (06/06/12) (a)(b)	16,000,000	16,000,000
	Series 2007,
	SPA: JPMorgan Chase Bank
	0.450% 01/01/19 (06/06/12) (a)(b)	9,800,000	9,800,000
NY Ulster County
	Series 2012,
	0.500% 12/07/12	13,800,000	13,812,972
NY Westchester County Industrial Development Agency
	Community Housing Innovations,
	Series 2001,
	LOC: M&T Bank
	0.270% 08/01/26 (06/07/12) (a)(b)	2,300,000	2,300,000
	Westchester Jewish Community,
	Series 1998,
	LOC: JPMorgan Chase Bank
	0.190% 10/01/28 (06/07/12) (a)(b)	720,000	720,000
NEW YORK TOTAL			377,066,393
PUERTO RICO — 0.9%
PR Commonwealth of Puerto Rico Deutsche Bank Spears/Lifers Trust
	Series 2008 DBE-627A,
	LIQ FAC: Deutsche Bank AG
	0.240% 08/01/54 (06/07/12) (a)(b)	4,005,000	4,005,000
PUERTO RICO TOTAL			4,005,000

	Total Municipal Bonds (cost of $391,051,393)		391,051,393

6

		Par ($)	Value ($)
Closed-End Investment Companies — 9.6%
NEW YORK — 9.6%
NY Nuveen Performance Plus Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Deutsche Bank A.G.
	0.320% 03/01/40 (06/07/12) (a)(b)(c)	14,500,000	14,500,000
NY Nuveen Quality Income Municipal Fund, Inc.
	Series 2010, AMT,
	LIC FAQ: Citibank N.A.
	0.300% 12/01/40 (06/07/12) (a)(b)(c)	10,000,000	10,000,000
NY Nuveen Select Quality Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.300% 08/01/40 (06/07/12) (a)(b)(c)	16,800,000	16,800,000
	NEW YORK TOTAL		41,300,000

	Total Closed-End Investment Companies (cost of $41,300,000)		41,300,000

	Total Investments — 99.8% (cost of $432,351,393)(e)		432,351,393

	Other Assets & Liabilities, Net — 0.2%		1,077,611

	Net Assets — 100.0%		433,429,004

Notes to Investment Portfolio:

*                 Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust’s Board of Trustees (“the Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

7

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2012, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Total Municipal Bonds	$—	$391,051,393	$—	$391,051,393
Total Closed-End Investment Companies	—	41,300,000	—	41,300,000
Total Investments	$—	$432,351,393	$—	$432,351,393

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the nine months ended May 31, 2012, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)   Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2012.

(b) Parenthetical date represents the effective maturity date for the security.

(c)   Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, these securities, which are not illiquid, amounted to $57,420,000 or 13.2% of net assets for the Fund.

(d)   Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2012.

(e) Cost for federal income tax purposes is $432,351,393.

Acronym	Name

AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FHLB	Federal Home Loan Bank
LIQ FAC	Liquidity Facility

8

LOC	Letter of Credit
Putters	Puttable Tax-Exempt Receipts
SPA	Stand-by Purchase Agreement

9

INVESTMENT PORTFOLIO
May 31, 2012 (Unaudited)	BofA Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds — 100.0%
ALABAMA — 0.2%
AL Special Care Facilities Financing Authority
	Altapointe Health Systems,
	Mental Health Center, Inc.,
	Series 2001,
	LOC: Wells Fargo Bank N.A.
	0.350% 07/01/21 (06/01/12) (a)(b)	2,150,000	2,150,000
AL Washington County Industrial Development Authority
	Bay Gas Storage Co., Ltd.,
	Series 2007,
	LOC: UBS AG
	0.190% 08/01/37 (06/06/12) (a)(b)	9,265,000	9,265,000
ALABAMA TOTAL			11,415,000
ARIZONA — 0.6%
AZ Arizona State University
	Series 2002,
	Insured: AGMC,
	Pre-refunded 07/01/12,
	5.250% 07/01/15	5,000,000	5,070,377
AZ Health Facilities Authority
	Phoenix Children’s Hospital,
	Series 2007-008,
	GTY AGMT: BNP Paribas
	0.480% 02/01/42 (06/07/12) (a)(b)	12,385,000	12,385,000
AZ Phoenix Industrial Development Authority
	Pilgrim Rest Foundation, Inc.,
	Series 2005 A,
	LOC: JPMorgan Chase Bank
	0.240% 10/01/30 (06/07/12) (a)(b)	6,725,000	6,725,000
AZ Tempe Industrial Development Authority
	Centers for Habilitation,
	Series 2001,
	LOC: Wells Fargo Bank N.A.
	0.330% 12/01/21 (06/07/12) (a)(b)	1,700,000	1,700,000
AZ Yavapai County Industrial Development Authority
	Skanon Investment, Inc.,
	Series 2010 A,
	LOC: Citibank N.A.
	0.350% 09/01/35 (06/07/12) (a)(b)	1,750,000	1,750,000
ARIZONA TOTAL			27,630,377
ARKANSAS — 0.2%
AR Fort Smith
	Mitsubishi Power System of America,
	Series 2010,
	LOC: Bank Tokyo-Mitsubishi UFJ

		Par ($)	Value ($)
Municipal Bonds — (continued)
ARKANSAS — (continued)
	0.200% 10/01/40 (06/07/12) (a)(b)	8,000,000	8,000,000
ARKANSAS TOTAL			8,000,000
CALIFORNIA — 11.8%
CA Deutsche Bank Spears/Lifers Trust
	Los Angeles County Housing Authority,
	Series 2011-1008,
	GTY AGMT: Deutsche Bank AG
	0.270% 10/01/31 (06/07/12) (a)(b)(c)	17,595,000	17,595,000
CA East Bay Municipal Utility District
	Series 2009 A1,
	0.180% 06/01/26 (06/07/12) (a)(d)	38,000,000	38,000,000
	Series 2009 A2,
	0.190% 06/01/26 (06/07/12) (a)(d)	40,000,000	40,000,000
CA Foothill-De Anza Community College District
	Series 2007-1884,
	GTY AGMT: Wells Fargo Bank N.A.
	0.180% 08/01/31 (06/07/12) (a)(b)	5,350,000	5,350,000
CA Irvine Ranch Water District
	Series 2011 A-1,
	0.170% 10/01/37 (06/07/12) (a)(d)	18,075,000	18,075,000
	Series 2011 A-2,
	0.170% 10/01/37 (06/07/12) (a)(d)	26,085,000	26,085,000
CA Los Angeles County
	Tax & Revenue Anticipation Notes,
	Series 2011 C,
	2.500% 06/29/12	19,000,000	19,030,400
CA Los Angeles Unified School District
	Tax & Revenue Anticipation Notes,
	Series 2011 A,
	2.000% 08/01/12	30,150,000	30,237,123
CA Metropolitan Water District of Southern California
	Series 2011 A-1,
	0.180% 07/01/36 (06/07/12) (a)(d)	24,440,000	24,440,000
	Series 2011 A-3,
	0.180% 07/01/36 (06/07/12) (a)(d)	8,000,000	8,000,000
CA Newport Beach
	Hoag Memorial Hospital/Newport Health,
	Series 2008 E,
	LOC: Northern Trust Co.
	0.160% 12/01/40 (06/06/12) (a)(b)	1,585,000	1,585,000
CA RBC Municipal Products, Inc. Trust
	Kaiser Permanente,
	Series 2011 E-21,
	LOC: Royal Bank of Canada
	0.220% 10/01/13 (06/07/12) (a)(b)(c)	35,000,000	35,000,000
	Los Angeles County,
	Series 2011 E-24,
	LOC: Royal Bank of Canada
	0.220% 07/01/31 (06/07/12) (a)(b)(c)	20,000,000	20,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA San Jose Redevelopment Agency Multi-Family Housing
	Series 2010,
	GTY AGMT: Citibank N.A.
	0.280% 09/01/12 (06/07/12) (a)(b)(c)	17,220,000	17,220,000
CA San Mateo Joint Powers Financing Authority
	Public Safety Project,
	Series 2007 A,
	LOC: Wells Fargo Bank N.A.
	0.180% 04/01/39 (06/07/12) (a)(b)	6,150,000	6,150,000
CA Statewide Communities Development Authority
	Gas Supply Revenue,
	Series 2010,
	SPA: Royal Bank of Canada
	0.170% 11/01/40 (06/07/12) (a)(b)	18,105,000	18,105,000
	Kaiser Permanente:
	Series 2008-B,
	0.250% 10/10/12	30,000,000	30,000,000
	Series 2009 B-1:
	0.240% 11/09/12	18,000,000	18,000,000
	0.250% 01/18/13	15,000,000	15,000,000
	Series 2009 B-3,
	0.240% 08/10/12	9,500,000	9,500,000
	Series 2009 B-5,
	0.240% 08/16/12	25,000,000	25,000,000
CA State
	Series 2011 A2,
	2.000% 06/26/12	109,245,000	109,365,128
CA Sunnyvale
	Government Center Site,
	Certificates of Participation,
	Series 2009 A,
	LOC: Union Bank N.A.
	0.170% 04/01/31 (06/07/12) (a)(b)	3,620,000	3,620,000
CALIFORNIA TOTAL			535,357,651
COLORADO — 2.0%
CO Denver Urban Renewal Authority
	Series 2008 A-1,
	LOC: U.S. Bank N.A.
	0.190% 12/01/25 (06/07/12) (a)(b)	14,020,000	14,020,000
	Series 2008 A-2,
	LOC: U.S. Bank N.A.
	0.190% 12/01/25 (06/07/12) (a)(b)	18,615,000	18,615,000
CO Educational & Cultural Facilities Authority
	Daughters of Israel, Inc.,
	National Jewish Federation,
	Series 2006 B-4,
	LOC: TD Bank N.A.,
	GTY AGMT: Jewish Community Foundation Metro West
	0.200% 12/01/35 (06/01/12) (a)(b)	7,285,000	7,285,000
	Jewish Day School Seattle,
	National Jewish Federation,
	Series 2007 C-6,

		Par ($)	Value ($)
Municipal Bonds — (continued)
COLORADO — (continued)
	LOC: U.S. Bank N.A.
	0.200% 06/30/36 (06/01/12) (a)(b)	4,155,000	4,155,000
	JFMC Facilities Corp.:
	National Jewish Federation,
	Series 2008 F-1,
	LOC: Northern Trust Co.
	0.200% 09/01/32 (06/01/12) (a)(b)	7,915,000	7,915,000
	Series 2009 C-7,
	LOC: U.S. Bank N.A.
	0.200% 03/01/39 (06/01/12) (a)(b)	7,760,000	7,760,000
	Naropa University,
	Series 1999,
	LOC: Wells Fargo Bank N.A.
	0.280% 11/01/24 (06/07/12) (a)(b)	2,955,000	2,955,000
	National Jewish Federation:
	Series 2007 C-4,
	LOC: U.S. Bank N.A.
	0.200% 06/01/37 (06/01/12) (a)(b)	5,900,000	5,900,000
	Series 2012 B-5,
	LOC: TD Bank N.A.
	0.200% 01/01/39 (06/01/12) (a)(b)	9,000,000	9,000,000
CO Health Facilities Authority
	Catholic Health Initiatives,
	Series 2009 B,
	5.000% 07/01/39 (11/08/12) (a)(d)	5,900,000	6,021,699
	Crossroads at Delta,
	Series 2004 A,
	LOC: U.S. Bank N.A.
	0.190% 11/01/28 (06/07/12) (a)(b)	3,800,000	3,800,000
CO Jefferson County
	Rocky Mountain Butterfly Consortium,
	Series 1998,
	LOC: Wells Fargo Bank N.A.
	0.280% 06/01/28 (06/07/12) (a)(b)	1,455,000	1,455,000
CO Westminster Economic Development Authority
	Mandalay Gardens,
	Series 2009,
	LOC: U.S. Bank N.A.
	0.210% 12/01/28 (06/07/12) (a)(b)	3,470,000	3,470,000
COLORADO TOTAL			92,351,699
CONNECTICUT — 1.2%
CT Berlin
	Series 2012,
	1.000% 09/20/12	6,426,000	6,441,794
CT Danbury
	Series 2011,
	1.000% 07/27/12	2,000,000	2,002,289
CT Derby
	Series 2012,
	1.500% 09/04/12	4,296,000	4,309,086

		Par ($)	Value ($)
Municipal Bonds — (continued)
CONNECTICUT — (continued)
CT Health & Educational Facilities Authority
	Yale University Eagle,
	Series 2005 A,
	LIQ FAC: Citibank N.A.
	0.180% 07/01/35 (06/07/12) (a)(b)	10,000,000	10,000,000
CT Oxford
	Series 2011,
	1.500% 07/26/12	1,000,000	1,001,873
CT Plymouth
	Series 2012,
	1.000% 07/19/12	5,285,000	5,290,627
CT State
	Series 2012 A,
	0.170% 04/15/13 (06/07/12) (a)(d)	11,800,000	11,800,000
CT Trumbull
	State Aid Withholding,
	Series 2011,
	1.000% 09/07/12	16,000,000	16,030,759
CONNECTICUT TOTAL			56,876,428
DELAWARE — 1.4%
DE BB&T Municipal Trust
	Series 2008-1007,
	LOC: Branch Banking & Trust
	0.270% 04/10/22 (06/07/12) (a)(b)	30,210,000	30,210,000
	Series 2008-1033,
	LOC: Branch Banking & Trust
	0.270% 06/01/24 (06/07/12) (a)(b)	8,040,000	8,040,000
DE New Castle County
	CHF-Delaware LLC,
	University Courtyard Apartments,
	Series 2005,
	LOC: PNC Bank N.A.
	0.190% 08/01/31 (06/07/12) (a)(b)	17,520,000	17,520,000
DE University of Delaware
	Series 2005,
	SPA: TD Bank N.A.
	0.180% 11/01/35 (06/01/12) (a)(b)	8,385,000	8,385,000
DELAWARE TOTAL			64,155,000
DISTRICT OF COLUMBIA — 1.8%
DC District of Columbia
	Series 2011,
	2.000% 09/28/12	79,400,000	79,842,491
	Thurgood Marshall Center Trust,
	Series 2002,
	LOC: Branch Banking & Trust
	0.220% 12/01/27 (06/07/12) (a)(b)	2,595,000	2,595,000
DISTRICT OF COLUMBIA TOTAL			82,437,491
FLORIDA — 3.6%
FL BB&T Municipal Trust
	Series 2008-1017,
	LOC: Branch Banking & Trust
	0.270% 03/01/23 (06/07/12) (a)(b)	11,200,000	11,200,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (continued)
	Series 2008-1030,
	LOC: Branch Banking & Trust
	0.270% 07/18/24 (06/07/12) (a)(b)	16,495,000	16,495,000
FL Deutsche Bank Spears/Lifers Trust
	Palm Coast Florida Utility System Revenue,
	Series 2008-579,
	GTY AGMT: Deutsche Bank AG
	0.240% 10/01/24 (06/07/12) (a)(b)	4,470,000	4,470,000
FL Eclipse Funding Trust
	Fort Pierce Redevelopment Agency,
	Series 2006,
	LOC: U.S. Bank N.A.
	0.200% 05/01/31 (06/07/12) (a)(b)	3,870,000	3,870,000
	Miami-Dade County School Board,
	Series 2007,
	LOC: U.S. Bank N.A.
	0.170% 05/01/32 (06/07/12) (a)(b)	4,535,000	4,535,000
FL Jacksonville Economic Development Commission
	North Florida Shipyards, Inc.,
	Series 2010,
	LOC: Branch Banking & Trust
	0.190% 09/01/20 (06/07/12) (a)(b)	3,570,000	3,570,000
FL JPMorgan Chase Putters/Drivers Trust
	St. John’s,
	Series 2012-4134,
	Insured: BHAC,
	LIQ FAC: JPMorgan Chase Bank
	0.220% 10/01/15 (06/07/12) (a)(b)(c)	13,270,000	13,270,000
FL Miami-Dade County Educational Facilities Authority
	Floaters,
	Series 2008-2710,
	GTY AGMT: Wells Fargo Bank N.A.
	0.230% 04/01/38 (06/07/12) (a)(b)	14,820,000	14,820,000
FL Miami-Dade County Industrial Development Authority
	Dave & Mary Alper Jewish Community,
	Series 2002,
	LOC: Northern Trust Co.
	0.210% 04/01/32 (06/06/12) (a)(b)	5,695,000	5,695,000
FL Orlando-Orange County Expressway Authority
	Series 2003 C-4,
	Insured: AGMC,
	LOC: TD Bank N.A.
	0.150% 07/01/25 (06/07/12) (a)(b)	10,000,000	10,000,000
	Series 2008 B-1,
	LOC: Bank of Montreal
	0.160% 07/01/40 (06/07/12) (a)(b)	21,025,000	21,025,000
FL Palm Beach County
	Zoological Society of Palm Beach,
	Series 2001,
	LOC: Northern Trust Co.
	0.210% 05/01/31 (06/07/12) (a)(b)	6,600,000	6,600,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (continued)
FL Pinellas County Health Facilities Authority
	Baycare Health Systems,
	Series 2009 A-2,
	LOC: Northern Trust Co.
	0.170% 11/01/38 (06/07/12) (a)(b)	9,025,000	9,025,000
FL Sarasota County
	Sarasota Military Academy,
	Series 2008,
	LOC: Wells Fargo Bank N.A.
	0.280% 02/01/34 (06/07/12) (a)(b)	2,745,000	2,745,000
FL Sunshine Governmental Financing Commission
	City of Orlando Program,
	Series H,
	LOC: JPMorgan Chase Bank:
	0.200% 06/05/12	25,000,000	25,000,000
	0.230% 06/13/12	10,875,000	10,875,000
FLORIDA TOTAL			163,195,000
GEORGIA — 4.6%
GA BB&T Municipal Trust
	Main Street Natural Gas, Inc. Project,
	Series 2007-2024,
	LOC: Branch Banking & Trust
	0.190% 03/15/19 (06/07/12) (a)(b)	10,285,000	10,285,000
	Series 2008-1014,
	LOC: Branch Banking & Trust
	0.270% 09/01/23 (06/07/12) (a)(b)	17,035,000	17,035,000
GA Clipper Tax-Exempt Certificate Trust
	Georgia State,
	Series 2007,
	Pre-refunded in U.S. Treasuries,
	LIQ FAC: State Street Bank & Trust Co.
	0.180% 03/01/18 (06/07/12) (a)(b)	9,995,000	9,995,000
GA Fulton County Development Authority
	The Weber School,
	Series 2006,
	LOC: Branch Banking & Trust
	0.190% 12/01/30 (06/07/12) (a)(b)	3,295,000	3,295,000
GA Main Street Natural Gas, Inc.
	Series 2010 A,
	SPA: Royal Bank of Canada
	0.180% 08/01/40 (06/07/12) (a)(b)	84,890,000	84,890,000
GA Municipal Gas Authority
	Gas Portfolio III:
	Series 2011 O,
	DPCE: Government of Authority
	2.000% 11/13/12	10,500,000	10,574,474
	Series 2012 P,
	2.000% 05/22/13	16,000,000	16,260,549
GA Private Colleges & Universities Authority
	Emory University,
	Series 2005 B-1,
	0.120% 09/01/35 (06/07/12) (a)(d)	49,450,000	49,450,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
GEORGIA — (continued)
GA Thomasville Hospital Authority
	John D. Archbold Memorial Hospital,
	Series 2009 B,
	LOC: Branch Banking & Trust
	0.190% 11/01/23 (06/07/12) (a)(b)	6,790,000	6,790,000
GEORGIA TOTAL			208,575,023
ILLINOIS — 7.3%
IL Chicago Board of Education
	Series 2009 A2,
	LOC: Northern Trust Co.
	0.160% 03/01/26 (06/07/12) (a)(b)	9,135,000	9,135,000
IL Chicago Heights
	Chicago Heights Fitness,
	Series 2002 A,
	LOC: JPMorgan Chase Bank
	0.290% 03/01/17 (06/07/12) (a)(b)	1,030,000	1,030,000
IL Chicago O’Hare International Airport Revenue
	Series 1994 C,
	LOC: Citibank N.A.
	0.220% 01/01/18 (06/06/12) (a)(b)	17,020,000	17,020,000
IL DeKalb Tax Increment Revenue
	Series 2003,
	LOC: Northern Trust Co.
	0.210% 01/01/13 (06/07/12) (a)(b)	345,000	345,000
IL Deutsche Bank Spears/Lifers Trust
	Chicago Illinois - City Colleges,
	Series 2007-346,
	GTY AGMT: Deutsche Bank AG
	0.240% 01/01/26 (06/07/12) (a)(b)	7,580,000	7,580,000
	Chicago Illinois Board of Education:
	Series 2007-306,
	GTY AGMT: Deutsche Bank AG
	0.260% 12/01/25 (06/07/12) (a)(b)	5,285,000	5,285,000
	Series 2007-443,
	GTY AGMT: Deutsche Bank AG
	0.240% 12/01/31 (06/07/12) (a)(b)	8,045,000	8,045,000
	Kane Cook & Du Page Counties School District No. 46,
	Series 2007-425,
	GTY AGMT: Deutsche Bank AG
	0.240% 01/01/23 (06/07/12) (a)(b)	11,525,000	11,525,000
	McHenry County Community Unit School District No. 200 Woodstock,
	Series 2007-420,
	GTY AGMT: Deutsche Bank AG
	0.240% 01/15/26 (06/07/12) (a)(b)	27,065,000	27,065,000
IL Development Finance Authority
	American Academy of Dermatology,
	Series 2001,
	LOC: JPMorgan Chase Bank
	0.240% 04/01/21 (06/07/12) (a)(b)	4,500,000	4,500,000
	American College of Surgeons,
	Series 1996,
	LOC: Northern Trust Co.
	0.220% 08/01/26 (06/01/12) (a)(b)	18,017,000	18,017,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
IL Educational Facilities Authority
	Elmhurst College,
	Series 2003,
	LOC: Harris N.A.
	0.170% 03/01/33 (06/07/12) (a)(b)	7,500,000	7,500,000
	Lake Forest Open Lands,
	Series 1999,
	LOC: Northern Trust Co.
	0.210% 08/01/33 (06/06/12) (a)(b)	6,100,000	6,100,000
IL Finance Authority
	Advocate Healthcare Network Oblongs,
	Series 2008 A1,
	0.220% 11/01/30 (01/24/13) (a)(d)	4,100,000	4,100,000
	Elmhurst College,
	Series 2007,
	LOC: Harris N.A.
	0.170% 02/01/42 (06/07/12) (a)(b)	12,500,000	12,500,000
	Francis W. Parker School,
	Series 1999,
	LOC: Harris Trust & Savings Bank,
	LOC: Northern Trust Co.
	0.210% 04/01/29 (06/06/12) (a)(b)	4,100,000	4,100,000
	Gift of Hope Organ Donor Project,
	Series 2008,
	LOC: JPMorgan Chase Bank
	0.200% 05/01/38 (06/07/12) (a)(b)	7,100,000	7,100,000
	IV Healthcorp, Inc.,
	Series 2009,
	LOC: Harris N.A.
	0.200% 12/01/39 (06/07/12) (a)(b)	22,295,000	22,295,000
	Lake Forest Academy,
	Series 2000,
	LOC: Northern Trust Co.
	0.200% 12/01/24 (06/06/12) (a)(b)	5,000,000	5,000,000
	Lake Forest Country Day School,
	Series 2005,
	LOC: Northern Trust Co.
	0.200% 07/01/35 (06/06/12) (a)(b)	3,250,000	3,250,000
	Search Development Center,
	Series 2007,
	LOC: JPMorgan Chase Bank
	0.230% 12/01/37 (06/07/12) (a)(b)	10,530,000	10,530,000
	University of Chicago,
	Series 2008,
	SPA: U.S. Bank N.A.
	0.150% 07/01/38 (06/07/12) (a)(b)	5,928,000	5,928,000
IL Housing Development Authority Multi-Family
	Brookhaven Apartments Associates LP,
	Series 2008,
	SPA: FHLMC
	0.260% 08/01/38 (06/07/12) (a)(b)	7,145,000	7,145,000
IL Toll Highway Authority
	Series 2008 A-1A,
	SPA: JPMorgan Chase Bank
	0.350% 01/01/31 (06/07/12) (a)(b)	32,650,000	32,650,000
	Series 2008 A-1B,
	SPA: PNC Bank N.A.
	0.280% 01/01/31 (06/07/12) (a)(b)	53,000,000	53,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
	Series 2008 A-2,
	SPA: JPMorgan Chase Bank
	0.400% 01/01/31 (06/07/12) (a)(b)	18,000,000	18,000,000
IL Village of Brookfield
	Chicago Zoological Society,
	Series 2008,
	LOC: Northern Trust Co.
	0.210% 06/01/38 (06/07/12) (a)(b)	22,640,000	22,640,000
ILLINOIS TOTAL			331,385,000
INDIANA — 5.5%
IN Bond Bank
	Interim Advanced Funding Program Notes,
	Series 2012 A,
	1.250% 01/03/13	11,600,000	11,661,289
IN Crawfordsville Industrial Development Authority
	Acuity Brands,
	National Services Industries, Inc.,
	Series 1991,
	LOC: Wells Fargo Bank N.A.
	0.280% 06/01/21 (06/07/12) (a)(b)	4,000,000	4,000,000
IN Deutsche Bank Spears/Lifers Trust
	Decatur Township Indiana Multi-School Building Corp.,
	Series 2008-683,
	GTY AGMT: Deutsche Bank AG
	0.240% 01/15/20 (06/07/12) (a)(b)	8,230,000	8,230,000
	Dyer Indiana Redevelopment Authority,
	Series 2008-573,
	GTY AGMT: Deutsche Bank AG
	0.330% 07/15/18 (06/07/12) (a)(b)	7,175,000	7,175,000
	Westfield Indiana Multi-School Building Corp.,
	Series 2008-595,
	GTY AGMT: Deutsche Bank AG
	0.220% 07/15/27 (06/07/12) (a)(b)	5,185,000	5,185,000
IN Development Finance Authority
	Goodwill Industries,
	Series 2005,
	LOC: PNC Bank N.A.
	0.230% 01/01/27 (06/07/12) (a)(b)	5,425,000	5,425,000
	Rehabilitation Center, Inc.,
	Series 2002,
	LOC: Wells Fargo Bank N.A.
	0.330% 07/01/17 (06/07/12) (a)(b)	1,140,000	1,140,000
IN Educational Facilities Authority
	Wabash College,
	Series 2003,
	LOC: JPMorgan Chase Bank
	0.230% 12/01/23 (06/07/12) (a)(b)	10,455,000	10,455,000
IN Finance Authority
	0.170% 07/25/12	31,700,000	31,700,000
	Ascension Health,
	Series 2008 E4,
	0.150% 11/15/36 (06/06/12) (a)(d)	5,000,000	5,000,000
	Goodwill Industries,

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDIANA — (continued)
	Series 2006,
	LOC: JPMorgan Chase Bank
	0.240% 12/01/36 (06/07/12) (a)(b)	9,000,000	9,000,000
	Lutheran Child & Family Services,
	Series 2005,
	LOC: PNC Bank N.A.
	0.230% 11/01/27 (06/07/12) (a)(b)	4,635,000	4,635,000
IN Health Facility Finance Authority
	Anthony Wayne Rehabilitation Center,
	Series 2001,
	LOC: Wells Fargo Bank N.A.
	0.280% 02/01/31 (06/07/12) (a)(b)	2,195,000	2,195,000
	Community Hospital of Indiana,
	Series 2005 B,
	LOC: PNC Bank N.A.
	0.180% 05/01/35 (06/07/12) (a)(b)	16,500,000	16,500,000
	Community Hospital of Lagrange,
	Series 2007,
	LOC: PNC Bank N.A.
	0.180% 11/01/32 (06/07/12) (a)(b)	22,495,000	22,495,000
	Riverview Hospital,
	Series 2004,
	LOC: PNC Bank N.A.
	0.180% 08/01/32 (06/07/12) (a)(b)	17,400,000	17,400,000
	Southern Indiana Rehab Hospital,
	Series 2001,
	LOC: JPMorgan Chase Bank
	0.290% 04/01/20 (06/07/12) (a)(b)	2,175,000	2,175,000
IN Lawrenceburg
	Indiana Michigan Power Co.,
	Series 2008 H,
	LOC: Bank of Nova Scotia
	0.170% 11/01/21 (06/07/12) (a)(b)	8,000,000	8,000,000
IN Puttable Floating Option Tax-Exempt Receipts
	Indiana Finance Authority Highway Revenue,
	Series 2007,
	GTY AGMT: Wells Fargo Bank N.A.
	0.240% 06/01/29 (06/07/12) (a)(b)	6,405,000	6,405,000
IN RBC Municipal Products, Inc. Trust
	Indiana State Housing & Community Development Authority,
	Series 2010 E-20,
	LIQ FAC: Royal Bank of Canada
	0.190% 07/01/39 (06/07/12) (a)(b)(c)	26,500,000	26,500,000
	Series 2011 E-23,
	LOC: Royal Bank of Canada
	0.180% 03/01/36 (06/07/12) (a)(b)(c)	8,925,000	8,925,000
IN Rockport
	AEP Generating Co.:
	Series 1995 A,
	LOC: Bank of Tokyo-Mitsubishi UFJ
	0.160% 07/01/25 (06/06/12) (a)(b)	9,000,000	9,000,000
	Series 1995 B,
	LOC: Bank of Tokyo-Mitsubishi UFJ
	0.160% 07/01/25 (06/06/12) (a)(b)	9,000,000	9,000,000
IN St. Joseph County
	South Bend Medical Foundation, Inc.,
	Series 2000,

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDIANA — (continued)
	LOC: PNC Bank N.A.
	0.230% 08/01/20 (06/07/12) (a)(b)	11,100,000	11,100,000
	University of Notre Dame du Lac,
	Series 2003,
	SPA: Northern Trust Co.
	0.130% 03/01/38 (06/07/12) (a)(b)	7,835,000	7,835,000
INDIANA TOTAL			251,136,289
IOWA — 0.5%
IA Des Moines
	Central Iowa Hospital Corp.,
	Iowa Methodist Medical Center,
	Series 1985,
	LOC: Wells Fargo Bank N.A.
	0.190% 08/01/15 (06/06/12) (a)(b)	23,000,000	23,000,000
IA Woodbury County
	June E. Nylan Cancer Center,
	Siouxland Regional Cancer Center,
	Series 1998 A,
	LOC: Wells Fargo Bank N.A.
	0.280% 12/01/14 (06/07/12) (a)(b)	1,375,000	1,375,000
IOWA TOTAL			24,375,000
KENTUCKY — 0.6%
KY Christian County
	Series 2007 B,
	LOC: U.S. Bank N.A.
	0.200% 08/01/37 (06/01/12) (a)(b)	2,595,000	2,595,000
KY Morehead League of Cities Funding Trust
	Series 2004 A,
	LOC: U.S. Bank N.A.
	0.200% 06/01/34 (06/01/12) (a)(b)	3,415,000	3,415,000
KY Pendleton County
	Series 1989,
	LOC: JPMorgan Chase Bank
	0.550% 06/08/12 (b)	20,000,000	20,000,000
KENTUCKY TOTAL			26,010,000
LOUISIANA — 2.6%
LA Municipal Gas Authority
	Putters,
	Series 2006 1411Q,
	LOC: JPMorgan Chase Bank
	0.370% 08/01/16 (06/07/12) (a)(b)	65,335,000	65,335,000
LA Public Facilities Authority
	Franciscan Missionaries,
	Series 2005 D,
	LOC: U.S. Bank N.A.
	0.200% 07/01/28 (06/01/12) (a)(b)	40,480,000	40,480,000
LA St. James Parrish
	Nustar Logistics LP,
	Series 2011,
	LOC: Wells Fargo Bank N.A.

		Par ($)	Value ($)
Municipal Bonds — (continued)
LOUISIANA — (continued)
	0.190% 08/01/41 (06/06/12) (a)(b)	10,000,000	10,000,000
LA Upper Pontalba Building Restoration Corp.
	Upper Pontalba Building Project,
	Series 1996,
	LOC: JPMorgan Chase Bank
	0.290% 12/01/16 (06/07/12) (a)(b)	2,115,000	2,115,000
LOUISIANA TOTAL			117,930,000
MAINE — 0.1%
ME Eclipse Funding Trust
	Maine Health & Higher Educational Facility Authority,
	Series 2007,
	LOC: U.S. Bank N.A.
	0.170% 07/01/37 (06/07/12) (a)(b)	6,725,000	6,725,000
MAINE TOTAL			6,725,000
MARYLAND — 1.2%
MD Baltimore County Economic Development Authority
	Blue Circle, Inc.,
	Series 1992,
	LOC: BNP Paribas
	0.750% 12/01/17 (06/06/12) (a)(b)	4,400,000	4,400,000
	Torah Institute of Baltimore,
	Series 2004,
	LOC: Branch Banking & Trust
	0.190% 07/01/24 (06/07/12) (a)(b)	2,940,000	2,940,000
MD Bel Air Economic Development Authority
	Harford Day School, Inc.,
	Series 2007,
	LOC: Branch Banking & Trust
	0.190% 10/01/33 (06/07/12) (a)(b)	4,075,000	4,075,000
MD Economic Development Corp.
	Constellation Energy Group,
	Series 2006 A,
	LOC: Royal Bank of Scotland
	0.240% 04/01/24 (06/07/12) (a)(b)	3,925,000	3,925,000
MD Health & Higher Educational Facilities Authority
	Mercy Ridge, Inc.,
	Series 2000,
	LOC: Manufacturers & Traders
	0.180% 04/01/31 (06/07/12) (a)(b)	22,050,000	22,050,000
MD Montgomery County Housing Opportunities Commission
	Series 2011 A,
	Insured: GNMA/FNMA/FHLMC,
	LOC: TD Bank N.A.
	0.160% 01/01/49 (06/07/12) (a)(b)	4,000,000	4,000,000
MD Prince George’s County
	Series 2007-2128,
	GTY AGMT: Wells Fargo Bank N.A.

		Par ($)	Value ($)
Municipal Bonds — (continued)
MARYLAND — (continued)
	0.180% 07/01/34 (06/07/12) (a)(b)	13,710,000	13,710,000
MARYLAND TOTAL			55,100,000
MASSACHUSETTS — 0.9%
MA Beverly
	Series 2012,
	1.000% 07/11/12	12,700,000	12,711,321
MA Billerica
	Series 2012,
	1.000% 05/17/13	3,000,000	3,021,663
MA Industrial Finance Agency
	Governor Dummer Academy,
	Series 1996,
	LOC: TD Bank N.A.
	0.170% 07/01/26 (06/07/12) (a)(b)	3,100,000	3,100,000
MA Port Authority
	0.180% 08/09/12	4,000,000	4,000,000
MA Quincy
	Series 2011 B,
	1.500% 07/27/12	8,100,000	8,113,945
MA Shrewsbury
	Series 2011,
	1.000% 11/16/12	3,300,000	3,310,418
MA State
	Series 2002 C,
	Insured: Government of Authority,
	Pre-refunded 11/01/12,
	5.500% 11/01/19	4,500,000	4,597,374
MASSACHUSETTS TOTAL			38,854,721
MICHIGAN — 3.3%
MI Bank of New York Municipal Certificates Trust
	Detroit Sewer Disposal,
	Series 2006,
	LOC: Bank of New York
	0.350% 07/01/26 (07/02/12) (a)(b)	18,408,000	18,408,000
MI Deutsche Bank Spears/Lifers Trust
	Grand Rapids & Kent County Joint Building Authority,
	Devos Place Project,
	Series 2007-302,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.240% 12/01/31 (06/07/12) (a)(b)	2,655,000	2,655,000
	Royal Oak Hospital Finance Authority,
	Series 2010-711,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.240% 11/01/35 (06/07/12) (a)(b)(c)	7,750,000	7,750,000
MI Finance Authority
	Unemployment Obligation Assessment,
	Series 2011,
	LOC: Citibank N.A.

		Par ($)	Value ($)
Municipal Bonds — (continued)
MICHIGAN — (continued)
	0.200% 07/01/14 (06/06/12) (a)(b)	57,900,000	57,900,000
MI Hancock Hospital Finance Authority
	Portage Health Systems, Inc.,
	Series 2006,
	LOC: PNC Bank N.A.
	0.180% 08/01/31 (06/07/12) (a)(b)	21,460,000	21,460,000
MI L’Anse Creuse Public Schools
	School Building & Site-RMKT,
	Series 2008,
	SPA: JPMorgan Chase Bank
	0.250% 05/01/35 (06/01/12) (a)(b)	13,610,000	13,610,000
MI Michigan State University
	Series 2003 A,
	SPA: Northern Trust Co.
	0.170% 02/15/33 (06/06/12) (a)(b)	12,000,000	12,000,000
	Series 2005,
	SPA: Bank of New York
	0.170% 02/15/34 (06/06/12) (a)(b)	10,500,000	10,500,000
MI University of Michigan
	Series 2012 A,
	0.140% 04/01/36 (06/07/12) (a)(d)	6,300,000	6,300,000
MICHIGAN TOTAL			150,583,000
MINNESOTA — 2.3%
MN Austin Independent School District No. 492
	Aid Anticipation Certificates,
	Series 2012 B,
	Credit Support: Minnesota School District Credit Enhancement Program
	1.000% 09/28/12	7,000,000	7,016,498
MN Blaine Industrial Development
	SuperValu, Inc.,
	Series 1993,
	LOC: U.S. Bank N.A.
	0.190% 11/01/13 (06/06/12) (a)(b)	1,700,000	1,700,000
MN Brainerd Independent School District No. 181
	Aid Anticipation Certificates,
	Series 2012 A,
	Credit Support: Minnesota School District Credit Enhancement Program
	1.000% 09/28/12	7,100,000	7,117,322
MN Farmington Independent School District No. 192
	Aid Anticipation Certificates,
	Series 2012 A,
	Credit Support: Minnesota School District Credit Enhancement Program
	1.000% 08/09/12	4,800,000	4,804,489
	Tax & Aid Anticipation Certificates,
	Series 2012 A,
	Credit Support: Minnesota School District Credit Enhancement Program
	1.000% 08/09/12	4,850,000	4,854,535
MN Fridley Independent School District No. 14
	Aid Anticipation Certificates,
	Series 2011 A,
	Credit Support: Minnesota School District Credit Enhancement Program

		Par ($)	Value ($)
Municipal Bonds — (continued)
MINNESOTA — (continued)
	1.000% 09/13/12	8,000,000	8,015,162
MN Itasca County Independent School District No. 318
	Aid Anticipation Certificates,
	Series 2011 B,
	Credit Support: Minnesota School District Credit Enhancement Program
	1.000% 09/20/12	7,280,000	7,294,727
MN Mankato
	Bethany Lutheran College, Inc.,
	Series 2000 A,
	LOC: Wells Fargo Bank N.A.
	0.280% 11/01/15 (06/07/12) (a)(b)	1,280,000	1,280,000
MN Maple Grove Multi-Family Housing
	Series 1991,
	LOC: Wells Fargo Bank N.A.
	0.280% 11/01/31 (06/07/12) (a)(b)	1,000,000	1,000,000
MN Moorhead Independent School District No. 152
	Aid Anticipation Certificates,
	Series 2012 A,
	Credit Support: Minnesota School District Credit Enhancement Program
	1.250% 09/28/12	8,500,000	8,526,829
MN Rosemount-Apple Valley-Eagan Independent School District No. 196
	Tax Anticipation Certificates,
	Series 2012 B,
	Credit Support: Minnesota School District Credit Enhancement Program
	1.000% 09/28/12	12,500,000	12,531,094
MN School District Capital Equipment Borrowing Program
	Aid Anticipation Certificates,
	Series 2011 B,
	Credit Support: Minnesota School District Credit Enhancement Program
	2.000% 09/09/12	24,850,000	24,966,854
MN South St. Paul Special School District No. 6
	Tax Anticipation Certificates,
	Series 2012 A,
	Credit Support: Minnesota School District Credit Enhancement Program
	1.000% 09/28/12	6,000,000	6,014,574
MN West St. Paul-Mendota Heights-Eagan Independent School District No. 197
	Aid Anticipation Certificates,
	Series 2011 A,
	Credit Support: Minnesota School District Credit Enhancement Program
	1.000% 09/13/12	8,000,000	8,015,162
MINNESOTA TOTAL			103,137,246
MISSOURI — 2.4%
MO Deutsche Bank Spears/Lifers Trust
	Kansas City Assistance Corp.,
	Series 2008-536,
	GTY AGMT: Deutsche Bank AG
	0.240% 04/15/19 (06/07/12) (a)(b)	9,465,000	9,465,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
MISSOURI — (continued)
MO Development Finance Board
	St. Louis Convention Center,
	Series 2000 C,
	LOC: U.S. Bank N.A.
	0.220% 12/01/20 (06/01/12) (a)(b)	9,440,000	9,440,000
MO Health & Educational Facilities Authority
	Ascension Health:
	Series 2003 C-1,
	0.150% 11/15/39 (06/06/12) (a)(d)	8,075,000	8,075,000
	Series 2008 C-5,
	0.150% 11/15/26 (06/06/12) (a)(d)	10,500,000	10,500,000
	SSM Health Care Corp.,
	Series 2005 C-4,
	SPA: Citibank N.A.
	0.200% 06/01/33 (06/06/12) (a)(b)	16,685,000	16,685,000
MO Kansas City
	H. Roe Battle Convention Center,
	Series 2008 E,
	LOC: Sumitomo Mitsui Banking
	0.180% 04/15/34 (06/06/12) (a)(b)	10,105,000	10,105,000
MO Nodaway Industrial Development Authority
	Northwest Foundation, Inc.,
	Series 2002,
	LOC: U.S. Bank N.A.
	0.190% 11/01/32 (06/07/12) (a)(b)	2,975,000	2,975,000
MO St. Louis Airport
	Series 2005,
	GTY AGMT: Deutsche Bank AG
	0.240% 07/01/31 (06/07/12) (a)(b)	43,405,000	43,405,000
MISSOURI TOTAL			110,650,000
MONTANA — 0.2%
MT Board of Investments
	Series 2004,
	0.220% 03/01/29 (03/01/13) (a)(d)	8,400,000	8,400,000
MONTANA TOTAL			8,400,000
NEBRASKA — 2.0%
NE Central Plains Energy Project
	Series 2009 2,
	SPA: Royal Bank of Canada
	0.180% 08/01/39 (06/07/12) (a)(b)	40,735,000	40,735,000
NE Lancaster County Hospital Authority No. 1
	BryanLGH Medical Center,
	Series 2008 B-1,
	LOC: U.S. Bank N.A.
	0.220% 06/01/31 (06/01/12) (a)(b)	6,605,000	6,605,000
NE Nuckolls County
	Agrex, Inc.,
	Series 1985,
	LOC: JPMorgan Chase Bank
	0.240% 02/01/15 (06/06/12) (a)(b)	5,100,000	5,100,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEBRASKA — (continued)
NE Omaha Public Power District
	Electric Revenue Notes,
	Series A:
	0.160% 06/05/12	9,750,000	9,750,000
	0.160% 06/06/12	15,000,000	15,000,000
	0.180% 06/04/12	15,000,000	15,000,000
NEBRASKA TOTAL			92,190,000
NEVADA — 0.4%
NV Clark County
	Opportunity Village Foundation,
	Series 2007,
	LOC: Northern Trust Co.
	0.170% 01/01/37 (06/07/12) (a)(b)	9,100,000	9,100,000
NV Deutsche Bank Spears/Lifers Trust
	Clark County School District,
	Series 2008-684,
	GTY AGMT: Deutsche Bank AG
	0.240% 06/15/24 (06/07/12) (a)(b)	9,755,000	9,755,000
NV Reno
	ReTrac-Reno Transportation Rail Access Corridor,
	Series 2008,
	LOC: Bank of New York
	0.200% 06/01/42 (06/01/12) (a)(b)	405,000	405,000
NEVADA TOTAL			19,260,000
NEW JERSEY — 1.1%
NJ Deutsche Bank Spears/Lifers Trust
	New Jersey State Transportation Trust Fund Authority:
	Series 2007-317,
	Insured: FSA,
	LIQ FAC: Deutsche Bank AG
	0.250% 12/15/33 (06/07/12) (a)(b)	17,660,000	17,660,000
	Series 2007-452,
	Insured: NPFGC,
	GTY AGMT: Deutsche Bank AG
	0.250% 12/15/33 (06/07/12) (a)(b)	8,975,000	8,975,000
NJ Economic Development Authority
	Series 2011,
	DPCE: State Appropriation,
	LIQ FAC: Citibank N.A.
	0.530% 09/01/21 (06/07/12) (a)(b)(c)	6,940,000	6,940,000
NJ JPMorgan Chase Putters/Drivers Trust
	New Jersey State Economic Development Authority,
	Series 2011 3871,
	DPCE: State Appropriation,
	LIQ FAC: JPMorgan Chase Bank
	0.320% 02/01/15 (06/01/12) (a)(b)(c)	16,125,000	16,125,000
NEW JERSEY TOTAL			49,700,000
NEW MEXICO — 1.8%
NM Dona Ana County
	Foamex LP,
	Series 1985,

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW MEXICO — (continued)
	LOC: Wells Fargo Bank N.A.
	0.240% 11/01/13 (06/07/12) (a)(b)	6,000,000	6,000,000
NM Municipal Energy Acquisition Authority
	Series 2009,
	SPA: Royal Bank of Canada
	0.180% 11/01/39 (06/07/12) (a)(b)	69,680,000	69,680,000
NM State
	Severance Tax,
	Series 2010 B,
	5.000% 07/01/12	4,000,000	4,015,063
NEW MEXICO TOTAL			79,695,063
NEW YORK — 11.9%
NY Baldwinsville Central School District
	New York State Aid Intercept Program,
	Series 2011,
	1.250% 07/26/12	4,900,000	4,905,953
NY BB&T Municipal Trust
	Series 2009-1037,
	LOC: Branch Banking & Trust
	0.340% 06/01/17 (06/07/12) (a)(b)(c)	42,875,000	42,875,000
	Series 2010-1039,
	LOC: Branch Banking & Trust
	0.270% 06/01/25 (06/07/12) (a)(b)(c)	48,690,000	48,690,000
NY Erie County Industrial Development Agency
	Series 2012,
	1.000% 05/01/13	3,100,000	3,119,527
NY Housing Development Corp.
	Series 2012 C,
	0.270% 05/01/45 (02/01/13) (a)(d)	6,000,000	6,000,000
NY Housing Finance Agency
	Midtown West B LLC,
	505 West 37th St.:
	Series 2009 A,
	LOC: Landesbank Hessen-Thüringen
	0.360% 05/01/42 (06/06/12) (a)(b)	33,060,000	33,060,000
	Series 2009 B,
	LOC: Landesbank Hessen-Thüringen
	0.360% 05/01/42 (06/06/12) (a)(b)	51,000,000	51,000,000
NY Liberty Development Corp.
	3 World Trade Center LLC:
	Series 2010 A1,
	Escrowed in U.S. Treasuries,
	0.300% 12/01/50 (11/08/12) (a)(d)	45,000,000	45,000,000
	Series 2011 A3,
	0.270% 12/01/49 (11/08/12) (a)(d)	64,500,000	64,500,000
NY Local Government Assistance Corp.
	Series 1995 C,
	LOC: Landesbank Hessen-Thüringen
	0.190% 04/01/25 (06/06/12) (a)(b)	4,320,000	4,320,000
	Series 1995 E,
	LOC: Landesbank Hessen-Thüringen
	0.190% 04/01/25 (06/06/12) (a)(b)	17,400,000	17,400,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY Longwood Central School District Suffolk County
	New York State Aid Intercept Program,
	Series 2011,
	1.000% 06/27/12	15,000,000	15,006,580
NY Metropolitan Transportation Authority
	Series 2008 D2,
	LOC: Landesbank Hessen-Thüringen
	0.240% 11/01/35 (06/01/12) (a)(b)	62,110,000	62,110,000
NY Mexico Central School District
	New York State Aid Intercept Program,
	Series 2011,
	1.375% 06/29/12	9,330,000	9,335,146
NY Nassau Health Care Corp.
	Series 2009 C2,
	LOC: Wells Fargo Bank N.A.
	0.200% 08/01/29 (07/07/12) (a)(b)	2,500,000	2,500,000
NY New York City Municipal Water Finance Authority
	Series 2008 BB-1,
	SPA: Landesbank Hessen-Thüringen
	0.220% 06/15/39 (06/01/12) (a)(b)	22,430,000	22,430,000
	Series 2008 BB-2,
	SPA: Landesbank Hessen-Thüringen
	0.240% 06/15/39 (06/01/12) (a)(b)	11,110,000	11,110,000
NY New York City
	Series 2008 J-6,
	LOC: Landesbank Hessen-Thüringen
	0.250% 08/01/24 (06/01/12) (a)(b)	41,680,000	41,680,000
NY North Hempstead
	Series 2011,
	1.000% 10/05/12	15,000,000	15,036,506
NY Saratoga County Industrial Development Agency
	Saratoga Hospital,
	Series 2007 A,
	LOC: HSBC Bank PLC
	0.190% 12/01/32 (06/07/12) (a)(b)	2,535,000	2,535,000
NY Thruway Authority
	Series 2011 A,
	2.000% 07/12/12	36,400,000	36,467,015
NEW YORK TOTAL			539,080,727
NORTH CAROLINA — 2.4%
NC BB&T Municipal Trust
	Series 2008-1008,
	LOC: Branch Banking & Trust
	0.270% 03/01/24 (06/07/12) (a)(b)	11,315,000	11,315,000
	Series 2008-1023,
	LOC: Branch Banking & Trust
	0.270% 05/01/24 (06/07/12) (a)(b)(c)	3,975,000	3,975,000
	Series 2008-1026,
	LOC: Branch Banking & Trust

		Par ($)	Value ($)
Municipal Bonds — (continued)
NORTH CAROLINA — (continued)
	0.270% 10/01/18 (06/07/12) (a)(b)(c)	9,475,000	9,475,000
	Watauga County,
	Series 2008-1015,
	LOC: Branch Banking & Trust
	0.270% 05/16/24 (06/07/12) (a)(b)(c)	20,880,000	20,880,000
NC Capital Facilities Finance Agency
	0.190% 06/05/12	11,774,000	11,774,000
	Barton College,
	Series 2004,
	LOC: Branch Banking & Trust
	0.190% 07/01/19 (06/07/12) (a)(b)	4,200,000	4,200,000
	High Point University:
	Series 2007,
	LOC: Branch Banking & Trust
	0.190% 12/01/29 (06/07/12) (a)(b)	6,500,000	6,500,000
	Series 2008,
	LOC: Branch Banking & Trust
	0.190% 05/01/30 (06/07/12) (a)(b)	4,690,000	4,690,000
NC Medical Care Commission
	Deerfield Episcopal Retirement,
	Series 2008 B,
	LOC: Branch Banking & Trust
	0.190% 11/01/38 (06/07/12) (a)(b)	5,000,000	5,000,000
	J. Arthur Dosher Memorial Hospital,
	Series 1998 J,
	LOC: Branch Banking & Trust
	0.190% 05/01/18 (06/07/12) (a)(b)	1,520,000	1,520,000
	Southeastern Regional Medical Center,
	Series 2005,
	LOC: Branch Banking & Trust
	0.190% 06/01/37 (06/07/12) (a)(b)	7,050,000	7,050,000
	Westcare, Inc.,
	Series 2002 A,
	LOC: Branch Banking & Trust
	0.190% 09/01/22 (06/07/12) (a)(b)	6,100,000	6,100,000
NC State
	Series 2002 E,
	SPA: Landesbank Hessen-Thüringen
	0.210% 05/01/21 (06/06/12) (a)(b)	11,250,000	11,250,000
NC Wake County Industrial Facilities & Pollution Control Financing Authority
	Habitat for Humanity of Wake County,
	Series 2007,
	LOC: Branch Banking & Trust
	0.190% 11/01/32 (06/07/12) (a)(b)	4,000,000	4,000,000
NORTH CAROLINA TOTAL			107,729,000
OHIO — 3.6%
OH Air Quality Development Authority
	Ohio Valley Electric Corp.,
	Series 2009 C,
	LOC: Bank of Tokyo-Mitsubishi UFJ
	0.160% 02/01/26 (06/07/12) (a)(b)	3,600,000	3,600,000
OH Butler County Port Authority
	Greater Miami Valley YMCA,
	Series 2007,
	LOC: JPMorgan Chase Bank

		Par ($)	Value ($)
Municipal Bonds — (continued)
OHIO — (continued)
	0.230% 09/01/37 (06/07/12) (a)(b)	9,875,000	9,875,000
OH Cleveland-Cuyahoga County Port Authority
	The Park Synagogue,
	Series 2006,
	LOC: U.S. Bank N.A.
	0.180% 01/01/31 (06/07/12) (a)(b)	9,655,000	9,655,000
OH Columbus Regional Airport Authority
	Oasbo Program,
	Series 2004 A,
	LOC: U.S. Bank N.A.
	0.180% 03/01/34 (06/07/12) (a)(b)	21,100,000	21,100,000
OH Cuyahoga County
	Cleveland Hearing & Speech,
	Series 2008,
	LOC: PNC Bank N.A.
	0.180% 06/01/38 (06/07/12) (a)(b)	4,895,000	4,895,000
OH Deutsche Bank Spears/Lifers Trust
	Columbus Ohio Regional Airport Authority,
	Series 2008-488,
	GTY AGMT: Deutsche Bank AG
	0.240% 01/01/28 (06/07/12) (a)(b)	4,970,000	4,970,000
OH Eclipse Funding Trust
	Higher Educational Facility,
	University of Dayton,
	Series 2006,
	LOC: U.S. Bank N.A.
	0.170% 12/01/33 (06/07/12) (a)(b)	5,895,000	5,895,000
OH Franklin County
	OhioHealth Corp.,
	Series 2011 B,
	2.000% 11/15/33 (07/02/12) (a)(d)	8,000,000	8,011,289
	Traditions Healthcare,
	Series 2005,
	LOC: U.S. Bank N.A.
	0.170% 06/01/30 (06/07/12) (a)(b)	17,455,000	17,455,000
OH Geauga County
	Sisters of Notre Dame,
	Series 2001,
	LOC: PNC Bank N.A.
	0.230% 08/01/16 (06/07/12) (a)(b)	3,155,000	3,155,000
OH Higher Educational Facility Authority
	Tiffin University,
	Series 2007,
	LOC: PNC Bank N.A.
	0.180% 08/01/22 (06/07/12) (a)(b)	11,285,000	11,285,000
OH Huron County
	Fisher-Titus Medical Center,
	Series 2003 A,
	LOC: PNC Bank N.A.
	0.180% 12/01/27 (06/07/12) (a)(b)	9,575,000	9,575,000
	Norwalk Area Health System,
	Series 2003,
	LOC: PNC Bank N.A.

		Par ($)	Value ($)
Municipal Bonds — (continued)
OHIO — (continued)
	0.180% 12/01/27 (06/07/12) (a)(b)	6,120,000	6,120,000
OH Lima
	Lima Memorial Hospital,
	Series 2007,
	LOC: JPMorgan Chase Bank
	0.200% 04/01/37 (06/07/12) (a)(b)	20,350,000	20,350,000
OH Ohio State University
	0.140% 06/05/12	8,985,000	8,985,000
OH Salem Civic Facility
	Salem Community Center, Inc.,
	Series 2001,
	LOC: PNC Bank N.A.
	0.230% 06/01/27 (06/07/12) (a)(b)	7,210,000	7,210,000
OH Stark County Port Authority
	Community Action Agency,
	Series 2001,
	LOC: JPMorgan Chase Bank
	0.260% 12/01/22 (06/07/12) (a)(b)	3,215,000	3,215,000
OH Zanesville Muskingum County Port Authority
	Grove City Church,
	Series 2006,
	LOC: PNC Bank N.A.
	0.230% 02/01/24 (06/07/12) (a)(b)	7,630,000	7,630,000
OHIO TOTAL			162,981,289
OKLAHOMA — 0.7%
OK Grand River Dam Authority
	Series 2008 A,
	Insured: BHAC,
	SPA: Citibank N.A.
	0.190% 06/01/33 (06/07/12) (a)(b)(c)	26,100,000	26,100,000
OK Industries Authority
	Casady School,
	Series 1998,
	LOC: JPMorgan Chase Bank
	0.290% 08/01/18 (06/07/12) (a)(b)	1,035,000	1,035,000
OK Tulsa Industrial Authority
	Justin Industries, Inc.,
	Series 1984,
	LOC: JPMorgan Chase Bank
	0.220% 10/01/14 (06/07/12) (a)(b)	6,335,000	6,335,000
OKLAHOMA TOTAL			33,470,000
OREGON — 0.1%
OR Confederated Tribes of the Umatilla Indian Reservation
	Series 2008,
	LOC: Wells Fargo Bank N.A.
	0.180% 12/01/28 (06/07/12) (a)(b)	125,000	125,000
OR State
	Series 2011,
	Insured: BHAC,
	LIQ FAC: Citibank N.A.

		Par ($)	Value ($)
Municipal Bonds — (continued)
OREGON — (continued)
	0.180% 02/01/19 (06/07/12) (a)(b)(c)	3,000,000	3,000,000
OREGON TOTAL			3,125,000
PENNSYLVANIA — 6.4%
PA Adams County Industrial Development Authority
	Brethren Home Community,
	Series 2007,
	LOC: PNC Bank N.A.
	0.190% 06/01/32 (06/07/12) (a)(b)	8,750,000	8,750,000
PA Allegheny County Hospital Development Authority
	Jefferson Regional Medical Center,
	Series 2006 A,
	LOC: PNC Bank N.A.
	0.180% 05/01/26 (06/07/12) (a)(b)	22,000,000	22,000,000
PA Allegheny County Industrial Development Authority
	Our Lady Sacred Heart High School,
	Series 2002,
	LOC: PNC Bank N.A.
	0.180% 06/01/22 (06/07/12) (a)(b)	1,990,000	1,990,000
PA Beaver County Industrial Development Authority
	FirstEnergy Nuclear Generation,
	Series 2006,
	LOC: UBS AG
	0.200% 04/01/41 (06/06/12) (a)(b)	14,100,000	14,100,000
PA Berks County Municipal Authority
	Reading Hospital & Medical Center,
	Series 2009 A-5,
	0.340% 05/01/32 (06/07/12) (a)(d)	9,075,000	9,075,000
PA Deutsche Bank Spears/Lifers Trust
	Westmoreland County Municipal Authority,
	Series 2007-301,
	GTY AGMT: Deutsche Bank AG
	0.240% 08/15/30 (06/07/12) (a)(b)	5,845,000	5,845,000
PA Emmaus General Authority
	Series 1989 B-28,
	LOC: U.S. Bank N.A.
	0.190% 03/01/24 (06/06/12) (a)(b)	2,800,000	2,800,000
	Series 1989 B-29,
	LOC: U.S. Bank N.A.
	0.190% 03/01/24 (06/06/12) (a)(b)	7,400,000	7,400,000
	Series 1989 E-22,
	LOC: U.S. Bank N.A.
	0.190% 03/01/24 (06/06/12) (a)(b)	11,400,000	11,400,000
	Series 1989 F-27,
	LOC: U.S. Bank N.A.
	0.190% 03/01/24 (06/06/12) (a)(b)	1,700,000	1,700,000
	Series 1989 G-6,
	LOC: U.S. Bank N.A.
	0.190% 03/01/24 (06/06/12) (a)(b)	1,400,000	1,400,000
	Series 2003 E-20,
	LOC: U.S. Bank N.A.

		Par ($)	Value ($)
Municipal Bonds — (continued)
PENNSYLVANIA — (continued)
	0.190% 03/01/24 (06/06/12) (a)(b)	6,000,000	6,000,000
PA Haverford Township School District
	Series 2009,
	LOC: TD Bank N.A.
	0.190% 03/01/30 (06/07/12) (a)(b)	4,000,000	4,000,000
PA Higher Educational Facilities Authority
	Mount Aloysius College,
	Series 2003 L3,
	LOC: PNC Bank N.A.
	0.180% 05/01/28 (06/07/12) (a)(b)	5,000,000	5,000,000
PA North Penn Water Authority
	Series 2008,
	LOC: U.S. Bank N.A.
	0.190% 11/01/24 (06/07/12) (a)(b)	7,000,000	7,000,000
PA Northampton County Higher Education Authority
	Lehigh University,
	Series 2006 A,
	0.170% 11/15/21 (06/07/12) (a)(d)	4,090,000	4,090,000
PA Philadelphia Authority for Industrial Development
	NewCourtland Elder Services,
	Series 2007,
	LOC: PNC Bank N.A.
	0.180% 03/01/26 (06/07/12) (a)(b)	6,940,000	6,940,000
PA Public School Building Authority
	Park School Project:
	Series 2009 A,
	LOC: PNC Bank N.A.
	0.180% 08/01/30 (06/07/12) (a)(b)	9,770,000	9,770,000
	Series 2009 B,
	LOC: PNC Bank N.A.
	0.180% 05/15/20 (06/07/12) (a)(b)	12,485,000	12,485,000
PA RBC Municipal Products, Inc. Trust
	Berks County PA Reading Hospital & Medical Center,
	Series 2011 C-15,
	LOC: Royal Bank of Canada
	0.180% 11/01/12 (06/07/12) (a)(b)(c)	9,970,000	9,970,000
	Bethlehem PA Area School District,
	Series 2011 E-31,
	LOC: Royal Bank of Canada
	0.180% 05/01/14 (06/07/12) (a)(b)(c)	5,000,000	5,000,000
	Hempfield PA School District,
	Series 2011 E-30,
	LOC: Royal Bank of Canada
	0.180% 08/01/25 (06/07/12) (a)(b)(c)	5,280,000	5,280,000
	Manhein Township PA School District,
	Series 2011 E-28,
	LOC: Royal Bank of Canada
	0.180% 12/12/14 (06/07/12) (a)(b)(c)	13,680,000	13,680,000
	Pennsylvania State Turnpike Commission,
	Series 2011 E-22,
	LOC: Royal Bank of Canada
	0.180% 12/01/38 (06/07/12) (a)(b)(c)	15,955,000	15,955,000
	University of Pittsburgh Medical Center,
	Series 2010 E-16,
	LOC: Royal Bank of Canada

		Par ($)	Value ($)
Municipal Bonds — (continued)
PENNSYLVANIA — (continued)
	0.180% 04/15/39 (06/07/12) (a)(b)(c)	39,420,000	39,420,000
PA Ridley School District
	Series 2009,
	LOC: TD Bank N.A.
	0.190% 11/01/29 (06/07/12) (a)(b)	3,660,000	3,660,000
PA St. Mary Hospital Authority
	Catholic Health Initiatives,
	Series 2004 B,
	SPA: Landesbank Hessen-Thüringen
	0.230% 03/01/32 (06/06/12) (a)(b)	15,050,000	15,050,000
PA Turnpike Commission
	Multi-Modal,
	Series 2010 A-2,
	SPA: JPMorgan Chase Bank
	0.270% 12/01/35 (06/07/12) (a)(b)	35,955,000	35,955,000
PA Wilkinsburg Municipal Authority
	Monroeville Christian/Judea Foundation,
	Series 2006,
	LOC: Citizens Bank N.A.
	0.360% 03/01/27 (06/07/12) (a)(b)	3,720,000	3,720,000
PENNSYLVANIA TOTAL			289,435,000
RHODE ISLAND — 1.4%
RI Health & Educational Building Corp.
	0.170% 06/14/12	20,000,000	20,000,000
	0.210% 07/27/12	15,000,000	15,000,000
	Brown University,
	Higher Education Facilities,
	Series 2003 B,
	0.160% 09/01/43 (06/07/12) (a)(d)	29,995,000	29,995,000
RHODE ISLAND TOTAL			64,995,000
SOUTH CAROLINA — 0.2%
SC Puttable Floating Option Tax-Exempt Receipts
	P-Floats-PT-4550,
	Series 2008,
	GTY AGMT: FHLMC
	0.420% 03/01/49 (06/07/12) (a)(b)	9,940,000	9,940,000
SOUTH CAROLINA TOTAL			9,940,000
SOUTH DAKOTA — 0.4%
SD Housing Development Authority
	Homeownership Mortgage,
	Series 2003 C-1,
	SPA: Landesbank Hessen-Thüringen
	0.290% 05/01/32 (06/07/12) (a)(b)	3,900,000	3,900,000
SD Sioux Falls
	Series 2007-1886,
	GTY AGMT: Wells Fargo Bank N.A.

		Par ($)	Value ($)
Municipal Bonds — (continued)
SOUTH DAKOTA — (continued)

	0.230% 11/15/33 (06/07/12) (a)(b)	12,165,000	12,165,000
SOUTH DAKOTA TOTAL			16,065,000
TENNESSEE — 1.0%
TN Blount County Public Building Authority
	Series 2009 E-7-A,
	LOC: Branch Banking & Trust
	0.190% 06/01/39 (06/06/12) (a)(b)	5,400,000	5,400,000
	Series 2009 E-8-A,
	LOC: Branch Banking & Trust
	0.190% 06/01/37 (06/06/12) (a)(b)	1,470,000	1,470,000
TENNESSEE — (continued)
	Series 2009 E-9-A,
	LOC: Branch Banking & Trust
	0.190% 06/01/30 (06/06/12) (a)(b)	5,000,000	5,000,000
TN Energy Acquisition Corp.
	Series 2007-90TP,
	LOC: Branch Banking & Trust
	0.180% 02/01/27 (06/07/12) (a)(b)	10,635,000	10,635,000
TN Hawkins County Industrial Development Board
	Leggett & Platt, Inc.,
	Series 1988 B,
	LOC: Wells Fargo Bank N.A.
	0.390% 10/01/27 (06/06/12) (a)(b)	1,750,000	1,750,000
TN Metropolitan Government Nashville & Davidson Counties
	0.160% 06/04/12	20,680,000	20,680,000
TENNESSEE TOTAL			44,935,000
TEXAS — 6.3%
TX Bexar County Housing Finance Corp.
	Multi-Family Housing,
	Perrin Park Apartments,
	Series 1996,
	LOC: Northern Trust Co.
	0.200% 06/01/28 (06/07/12) (a)(b)	10,375,000	10,375,000
TX Deutsche Bank Spears/Lifers Trust
	Caddo Mills Texas Independent School District,
	Series 2008-473,
	Insured: PSF,
	LIQ FAC: Deutsche Bank AG
	0.250% 08/15/42 (06/07/12) (a)(b)	10,350,000	10,350,000
	Houston Taxes Utility Systems,
	Series 2008-511,
	GTY AGMT: Deutsche Bank AG
	0.250% 11/15/25 (06/07/12) (a)(b)	12,615,000	12,615,000
	Lovejoy Independent School District,
	Series 2008-514,
	GTY AGMT: PSF,
	LIQ FAC: Deutsche Bank AG
	0.240% 02/15/38 (06/07/12) (a)(b)	3,520,000	3,520,000
	Victoria Independent School District,
	Series 2008-604,
	GTY AGMT: PSF,

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
	LIQ FAC: Deutsche Bank AG
	0.240% 02/15/37 (06/07/12) (a)(b)	7,680,000	7,680,000
TX Eagle Tax-Exempt Trust
	Leander Independent School District,
	Series 2009 52A,
	GTY AGMT: PSF,
	LIQ FAC: Citibank N.A.
	0.180% 08/15/32 (06/07/12) (a)(b)(c)	4,950,000	4,950,000
TX Gregg County Housing Finance Corp.
	Bailey Properties LLC,
	Series 2004 A,
	Guarantor: FNMA,
	LIQ FAC: FNMA
	0.180% 02/15/23 (06/07/12) (a)(b)	4,615,000	4,615,000
	Summer Green LLC,
	Series 2004 A,
	Guarantor: FNMA,
	LIQ FAC: FNMA
	0.180% 02/15/23 (06/07/12) (a)(b)	2,380,000	2,380,000
TX Harris County Cultural Education Facilities Finance Corp.
	Memorial Hermann Hospital System,
	Series 2008 D-3,
	LOC: Northern Trust Co.
	0.190% 06/01/29 (06/07/12) (a)(b)	5,000,000	5,000,000
	The Methodist Hospital,
	Series 2009,
	5.000% 06/01/12	6,000,000	6,000,000
TX Harris County Health Facilities Development Corp.
	Gulf Coast Regional Blood Center,
	Series 1992,
	LOC: JPMorgan Chase Bank
	0.290% 04/01/17 (06/07/12) (a)(b)	1,350,000	1,350,000
TX Harris County Industrial Development Corp.
	Baytank, Inc.,
	Series 1998,
	LOC: Den Norske Bank
	0.190% 02/01/20 (06/06/12) (a)(b)	8,000,000	8,000,000
TX Lewisville Independent School District
	Series 2005,
	Insured: FGIC,
	Pre-refunded 08/15/12,
	5.000% 08/15/25	10,000,000	10,097,578
TX RBC Municipal Products, Inc. Trust
	Harris County Texas Cultural Educational Facility,
	Memorial Hermann Healthcare System,
	Series 2011 E-18,
	LOC: Royal Bank of Canada
	0.180% 06/01/32 (06/07/12) (a)(b)(c)	17,000,000	17,000,000
	Houston Texas Utility System Revenue,
	Series 2010 E-14,
	LOC: Royal Bank of Canada
	0.180% 05/15/34 (06/07/12) (a)(b)(c)	30,000,000	30,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
TX Round Rock Independent School District
	Series 2007,
	Guarantor: PSF,
	LIQ FAC: Wells Fargo Bank N.A.
	0.200% 08/01/32 (06/07/12) (a)(b)	10,795,000	10,795,000
TX San Antonio Education Facilities Corp.
	University of the Incarnate Word,
	Series 2001,
	LOC: JPMorgan Chase Bank
	0.240% 12/01/21 (06/07/12) (a)(b)	5,160,000	5,160,000
TX State
	0.170% 08/30/12	34,500,000	34,500,000
	0.180% 08/30/12	30,000,000	30,000,000
	Series 2012 A,
	LIQ FAC: State Street Bank & Trust Co.
	0.170% 12/01/42 (06/06/12) (a)(b)	8,335,000	8,335,000
	Tax & Revenue Anticipation Notes,
	Series 2011 A,
	2.500% 08/30/12	20,000,000	20,111,031
TX Tarrant County Cultural Educational Facilities Finance Corp.
	Baylor Healthcare System,
	Series 2011,
	LOC: Northern Trust Co.
	0.190% 11/15/50 (06/06/12) (a)(b)	3,500,000	3,500,000
TX Texas A&M University
	0.128% 06/04/12	15,000,000	15,000,000
	0.150% 06/07/12	15,000,000	15,000,000
TX University of Texas
	Financing System,
	Series 2007 B,
	LIQ FAC: University of Texas Board of Regents
	0.110% 08/01/34 (06/07/12) (a)(b)	10,365,000	10,365,000
TEXAS TOTAL			286,698,609
UTAH — 1.3%
UT Davis County Housing Authority
	PTR Multi-Family Holdings, Inc.,
	Series 1997 A,
	DPCE: FNMA,
	LIQ FAC: FNMA
	0.230% 08/15/39 (06/07/12) (a)(b)	4,240,000	4,240,000
UT Housing Corp.
	Multi-Family Housing,
	Miller Timbergate Apartments LLC,
	Series 2009 A,
	LIQ FAC: FHLMC,
	GTY AGMT: FNMA
	0.230% 04/01/42 (06/07/12) (a)(b)	3,125,000	3,125,000
UT Weber County Housing Authority
	Cherry Creek Apartments,
	Series 2001,
	DPCE: FNMA,
	LIQ FAC: FNMA

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTAH — (continued)
	0.230% 11/01/39 (06/07/12) (a)(b)	2,630,000	2,630,000
UT Weber County
	IHC Health Services, Inc.,
	Series 2000 C,
	SPA: Landesbank Hessen-Thüringen
	0.240% 02/15/35 (06/01/12) (a)(b)	47,000,000	47,000,000
UTAH TOTAL			56,995,000
VERMONT — 0.2%
VT Educational & Health Buildings Financing Agency
	Brattleboro Memorial Hospital,
	Series 2011 A,
	LOC: TD Bank N.A.
	0.150% 12/01/31 (06/07/12) (a)(b)	7,300,000	7,300,000
VERMONT TOTAL			7,300,000
VIRGINIA — 1.1%
VA Chesapeake Redevelopment & Housing Authority
	Great Bridge Apartments LLC,
	Series 2008 A,
	DPCE: FNMA,
	LIQ FAC: FNMA
	0.200% 01/15/41 (06/07/12) (a)(b)	18,625,000	18,625,000
VA Loudoun County Industrial Development Authority
	Jack Kent Cooke Foundation,
	Series 2004,
	LOC: Northern Trust Co.
	0.210% 06/01/34 (06/06/12) (a)(b)	12,500,000	12,500,000
VA Small Business Financing Authority
	Virginia Museum of Fine Arts,
	Series 2008,
	LOC: Wells Fargo Bank N.A.
	0.200% 08/01/38 (06/07/12) (a)(b)	17,000,000	17,000,000
VA Winchester Industrial Development Authority
	Westminster-Canterbury of Winchester, Inc.,
	Series 2005 B,
	LOC: Branch Banking & Trust
	0.190% 01/01/35 (06/07/12) (a)(b)	2,890,000	2,890,000
VIRGINIA TOTAL			51,015,000
WASHINGTON — 1.7%
WA Deutsche Bank Spears/Lifers Trust
	King County,
	Series 2008-598,
	LIQ FAC: Deutsche Bank AG
	0.240% 01/01/28 (06/07/12) (a)(b)	7,000,000	7,000,000
	Washington State,
	Series 2008-599,
	LIQ FAC: Deutsche Bank AG
	0.240% 01/01/30 (06/07/12) (a)(b)	9,805,000	9,805,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
WASHINGTON — (continued)
WA Eclipse Funding Trust
	King County,
	Series 2007,
	LOC: U.S. Bank N.A.
	0.170% 12/01/31 (06/07/12) (a)(b)	3,355,000	3,355,000
WA Everett Public Facilities District
	Series 2007,
	Insured: Municipal Government Guaranty,
	LOC: Bank of New York
	0.180% 04/01/36 (06/06/12) (a)(b)	16,815,000	16,815,000
WA Health Care Facilities Authority
	Multicare Health Systems,
	Series 2007 D,
	LOC: Barclays Bank PLC
	0.180% 08/15/41 (06/01/12) (a)(b)	26,235,000	26,235,000
WA Housing Finance Commission
	Artspace Everett LP,
	Series 2008 B,
	LIQ FAC: FHLMC
	0.180% 12/01/41 (06/06/12) (a)(b)	3,200,000	3,200,000
	Pioneer Human Services,
	Series 2009 D,
	LOC: U.S. Bank N.A.
	0.190% 07/01/29 (06/06/12) (a)(b)	2,305,000	2,305,000
	Single Family Housing,
	Series 2009,
	DPCE: GNMA/FNMA/FHLMC,
	LIQ FAC: State Street Bank & Trust Co.
	0.180% 06/01/39 (06/07/12) (a)(b)	6,000,000	6,000,000
	The Evergreen School,
	Series 2002,
	LOC: Wells Fargo Bank N.A.
	0.280% 07/01/28 (06/07/12) (a)(b)	1,410,000	1,410,000
WA Seattle Housing Authority
	Bayview Manor Homes,
	Series 1994 B,
	LOC: U.S. Bank N.A.
	0.190% 05/01/19 (06/07/12) (a)(b)	1,825,000	1,825,000
WASHINGTON TOTAL			77,950,000
WEST VIRGINIA — 0.4%
WV Economic Development Authority
	Appalachian Power Co.,
	Series 2009 B,
	LOC: Sumitomo Mitsui Banking
	0.180% 12/01/42 (06/07/12) (a)(b)	16,600,000	16,600,000
WV Hospital Finance Authority
	West Virginia University Hospital,
	Series 2009 A,
	LOC: Branch Banking & Trust
	0.190% 06/01/33 (06/07/12) (a)(b)	3,000,000	3,000,000
WEST VIRGINIA TOTAL			19,600,000
WISCONSIN — 1.3%
WI Badger TOB Asset Securitization Corp.
	Series 2002,
	Pre-refunded 06/01/12,
	6.125% 06/01/27	3,760,000	3,760,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
WISCONSIN — (continued)
WI Health & Educational Facilities Authority
	Aurora Health Care, Inc.,
	Series 2012 D,
	LOC: Bank of Montreal
	0.160% 07/15/28 (06/07/12) (a)(b)	33,325,000	33,325,000
	Bay Area Medical Center, Inc.,
	Series 2008,
	LOC: Harris N.A.
	0.230% 02/01/38 (06/01/12) (a)(b)	15,000,000	15,000,000
	Meriter Hospital, Inc.,
	Series 2008 C,
	LOC: U.S. Bank N.A.
	0.220% 12/01/35 (06/01/12) (a)(b)	3,940,000	3,940,000
	Waukesha Memorial Hospital,
	ProHealth Care, Inc.,
	Series 2008 A,
	LOC: U.S. Bank N.A.:
	0.220% 08/01/30 (06/01/12) (a)(b)	2,000,000	2,000,000
WI Public Finance Authority
	Glenridge on Palmer Ranch,
	Series 2011 B,
	LOC: Bank of Scotland
	0.340% 06/01/41 (06/01/12) (a)(b)	1,200,000	1,200,000
WISCONSIN TOTAL			59,225,000

	Total Municipal Bonds (cost of $4,545,664,613)		4,545,664,613

	Total Investments — 100.0% (cost of $4,545,664,613)(e)		4,545,664,613

	Other Assets & Liabilities, Net — 0.0%		441,447

	Net Assets — 100.0%		4,546,106,060

	Notes to Investment Portfolio:
	*

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust’s Board of Trustees (“the Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — Prices determined using quoted prices in active markets for identical assets.

•      Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•      Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2012, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$4,545,664,613	$—	$4,545,664,613
Total Investments	$—	$4,545,664,613	$—	$4,545,664,613

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the nine months ended May 31, 2012, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)	Parenthetical date represents the effective maturity date for the security.

(b)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2012.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, these securities, which are not illiquid, amounted to $465,575,000 or 10.2% of net assets for the Fund.

(d)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2012.

(e)	Cost for federal income tax purposes is $4,545,664,613.

Acronym	Name

AGMC	Assured Guaranty Municipal Corp.
BHAC	Berkshire Hathaway Assurance Corp.
DPCE	Direct Pay Credit Enhancement
FGIC	Financial Guaranty Insurance Co.

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
Putters	Puttable Tax-Exempt Receipts
SPA	Stand-by Purchase Agreement

INVESTMENT PORTFOLIO
May 31, 2012 (Unaudited)	BofA Treasury Reserves

	Par ($)	Value ($)*
Government & Agency Obligations — 24.8%
U.S. Government Obligations — 24.8%
U.S. Treasury Note
0.375% 09/30/12	66,000,000	66,059,533
0.375% 10/31/12	6,700,000	6,707,583
0.500% 11/30/12	293,800,000	294,276,101
0.625% 01/31/13	87,000,000	87,261,010
1.125% 12/15/12	167,000,000	167,848,765
1.375% 09/15/12	149,500,000	150,027,307
1.375% 10/15/12	147,000,000	147,662,301
1.375% 11/15/12	38,000,000	38,208,955
1.375% 01/15/13	207,500,000	209,053,624
1.500% 07/15/12	265,000,000	265,449,394
1.750% 08/15/12	35,000,000	35,117,188
3.375% 11/30/12	232,500,000	236,190,037
3.875% 10/31/12	96,350,000	97,835,820
3.875% 02/15/13	61,775,000	63,379,450
4.000% 11/15/12	134,000,000	136,352,590
4.125% 08/31/12	80,000,000	80,798,778
4.625% 07/31/12	59,005,000	59,442,648
U.S. GOVERNMENT OBLIGATIONS TOTAL		2,141,671,084

	Total Government & Agency Obligations (cost of $2,141,671,084)	2,141,671,084

Repurchase Agreements — 75.1%
Repurchase agreement with Bank of Nova Scotia, dated 05/21/12, due 08/20/12 at 0.170%, collateralized by U.S. Treasury obligations with various maturities to 02/15/38, market value $75,776,349 (repurchase proceeds $74,031,799)	74,000,000	74,000,000
Repurchase agreement with Bank of Nova Scotia, dated 05/31/12, due 06/01/12 at 0.170%, collateralized by U.S. Treasury obligations with various maturities to 05/15/21, market value $561,002,724 (repurchase proceeds $550,002,597)	550,000,000	550,000,000
Repurchase agreement with Bank of Nova Scotia, dated 05/21/12, due 06/20/12 at 0.170%, collateralized by a U.S. Treasury obligation maturing 02/28/14, market value $75,536,830 (repurchase proceeds $74,010,483)	74,000,000	74,000,000

1

	Par ($)	Value ($)
Repurchase Agreements — (continued)
Repurchase agreement with Barclays Capital, dated 05/31/12, due 06/01/12 at 0.180%, collateralized by U.S. Treasury obligations with various maturities to 02/15/41, market value $363,120,102 (repurchase proceeds $356,001,780)	356,000,000	356,000,000
Repurchase agreement with BNP Paribas, dated 05/31/12, due 06/01/12 at 0.190%, collateralized by U.S. Treasury obligations with various maturities to 01/31/14, market value $408,000,040 (repurchase proceeds $400,002,111)	400,000,000	400,000,000
Repurchase agreement with BNP Paribas, dated 05/31/12, due 06/01/12 at 0.200%, collateralized by U.S. Government Agency obligations with various maturities to 04/20/42, market value $163,200,001 (repurchase proceeds $160,000,889)	160,000,000	160,000,000
Repurchase agreement with BNP Paribas, dated 05/31/12, due 06/01/12 at 0.210%, collateralized by corporate bonds and U.S. Government Agency obligations with various maturities to 12/19/12, market value $121,524,551 (repurchase proceeds $117,985,688)	117,985,000	117,985,000
Repurchase agreement with Citibank N.A., dated 05/31/12, due 06/01/12 at 0.170%, collateralized by U.S. Treasury obligations with various maturities to 05/15/20, market value $414,120,055 (repurchase proceeds $406,001,917)	406,000,000	406,000,000
Repurchase agreement with Credit Agricole, dated 05/31/12, due 06/01/12 at 0.180%, collateralized by U.S. Treasury obligations with various maturities to 02/07/13, market value $408,000,068 (repurchase proceeds $400,002,000)	400,000,000	400,000,000
Repurchase agreement with Credit Suisse First Boston, dated 04/24/12, due 07/23/12 at 0.130%, collateralized by a U.S. Treasury obligation maturing 12/31/13, market value $178,504,952 (repurchase proceeds $175,056,875)	175,000,000	175,000,000
Repurchase agreement with Credit Suisse First Boston, dated 05/31/12, due 06/01/12 at 0.170%, collateralized by U.S. Treasury obligations with various maturities to 05/31/16, market value $225,424,647 (repurchase proceeds $221,001,044)	221,000,000	221,000,000
Repurchase agreement with Deutsche Bank Securities, dated 05/31/12, due 06/01/12 at 0.200%, collateralized by U.S. Treasury obligations with various maturities to 02/15/26, market value $469,200,107 (repurchase proceeds $460,002,556)	460,000,000	460,000,000

2

	Par ($)	Value ($)
Repurchase Agreements — (continued)
Repurchase agreement with Fixed Income Clearing Corp., dated 05/31/12, due 06/01/12 at 0.050%, collateralized by U.S. Treasury obligations with various maturities to 05/31/14, market value $204,002,400 (repurchase proceeds $200,000,278)	200,000,000	200,000,000
Repurchase agreement with Goldman Sachs & Co., dated 05/31/12, due 06/01/12 at 0.100%, collateralized by a U.S. Treasury obligation maturing 04/15/15, market value $51,000,214 (repurchase proceeds $50,000,139)	50,000,000	50,000,000
Repurchase agreement with Goldman Sachs & Co., dated 05/31/12, due 06/01/12 at 0.210%, collateralized by corporate bonds and U.S. Government Agency obligations with various maturities to 12/26/12, market value $85,150,597 (repurchase proceeds $82,670,482)	82,670,000	82,670,000
Repurchase agreement with HSBC Securities USA, Inc., dated 05/31/12, due 06/01/12 at 0.200%, collateralized by U.S. Treasury obligations with various maturities to 01/15/25, market value $102,001,021 (repurchase proceeds $100,000,556)	100,000,000	100,000,000
Repurchase agreement with HSBC Securities USA, Inc., dated 05/31/12, due 06/01/12 at 0.180%, collateralized by U.S. Treasury obligations with various maturities to 02/15/42, market value $306,005,246 (repurchase proceeds $300,001,500)	300,000,000	300,000,000
Repurchase agreement with J.P. Morgan Securities, dated 05/31/12, due 06/01/12 at 0.180%, collateralized by U.S. Treasury obligations with various maturities to 02/15/20, market value $159,124,252 (repurchase proceeds $156,000,780)	156,000,000	156,000,000
Repurchase agreement with J.P. Morgan Securities, dated 05/31/12, due 06/01/12 at 0.190%, collateralized by U.S. Government Agency obligations with various maturities to 12/15/44, market value $153,000,804 (repurchase proceeds $150,000,792)	150,000,000	150,000,000
Repurchase agreement with RBC Capital Markets, dated 05/31/12, due 06/01/12 at 0.140%, collateralized by a U.S. Treasury obligation maturing 04/30/15, market value $57,120,012 (repurchase proceeds $56,000,218)	56,000,000	56,000,000

3

	Par ($)	Value ($)
Repurchase Agreements — (continued)
Repurchase agreement with RBC Capital Markets, dated 05/31/12, due 06/01/12 at 0.170%, collateralized by U.S. Government Agency obligations with various maturities to 01/20/2042, market value $153,000,001 (repurchase proceeds $150,000,708)	150,000,000	150,000,000
Repurchase agreement with RBS Securities, Inc., dated 05/31/12, due 06/01/12 at 0.170%, collateralized by a U.S. Treasury obligation maturing 02/15/22, market value $204,001,627 (repurchase proceeds $200,000,944)	200,000,000	200,000,000
Repurchase agreement with Societe Generale, dated 05/31/12, due 06/01/12 at 0.180%, collateralized by U.S. Treasury obligations with various maturities to 09/30/16, market value $408,000,013 (repurchase proceeds $400,002,000)	400,000,000	400,000,000
Repurchase agreement with Societe Generale, dated 05/31/12, due 06/01/12 at 0.190%, collateralized by U.S. Government Agency obligations with various maturities to 01/20/42, market value $204,000,000 (repurchase proceeds $200,001,556)	200,000,000	200,000,000
Repurchase agreement with TD USA Securities, Inc., dated 05/31/12, due 06/01/12 at 0.170%, collateralized by a U.S. Treasury obligation maturing 04/15/32, market value $204,000,090 (repurchase proceeds $200,000,944)	200,000,000	200,000,000
Repurchase agreement with UBS Securities LLC, dated 05/31/12, due 06/01/12 at 0.190%, collateralized by U.S. Treasury obligations with various maturities to 03/31/19, market value $577,926,904 (repurchase proceeds $566,597,990)	566,595,000	566,595,000
Repurchase agreement with UBS Securities LLC, dated 05/31/12, due 06/01/12 at 0.220%, collateralized by corporate bonds and U.S. Government Agency obligations with various maturities to 12/19/12, market value $72,378,101 (repurchase proceeds $70,270,429)	70,270,000	70,270,000
Repurchase agreement with UBS Securities LLC, dated 05/31/12, due 06/01/12 at 0.200%, collateralized by U.S. Government Agency obligations with various maturities to 03/15/42, market value $204,000,000 (repurchase proceeds $200,001,111)	200,000,000	200,000,000

Total Repurchase Agreements (cost of $6,475,520,000)		6,475,520,000

4

Total Investments — 99.9% (cost of $8,617,191,084)(a)	8,617,191,084

Other Assets & Liabilities, Net — 0.1%	6,739,209

Net Assets — 100.0%	8,623,930,293

Notes to Investment Portfolio:

*

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust’s Board of Trustees (“the Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — Prices determined using quoted prices in active markets for identical assets.

•      Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•      Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2012, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$2,141,671,084	$—	$2,141,671,084
Total Repurchase Agreements	—	6,475,520,000	—	6,475,520,000
Total Investments	$—	$8,617,191,084	$—	$8,617,191,084

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the nine months ended May 31, 2012, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)	Cost for federal income tax purposes is $8,617,191,084.

5

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	BofA Funds Series Trust

By (Signature and Title)	/s/ Michael Pelzar
Michael Pelzar, President

Date	July 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Pelzar
Michael Pelzar, President

Date	July 23, 2012

By (Signature and Title)	/s/ Jeffrey R. Coleman
Jeffrey R. Coleman, Chief Financial Officer

Date	July 23, 2012